                                                       Registration No. 33-44296

================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549




                         POST-EFFECTIVE AMENDMENT NO. 11

                                   TO FORM S-6
              FOR REGISTRATION UNDER THE SECURITIES ACT OF 1933 OF
         SECURITIES OF UNIT INVESTMENT TRUSTS REGISTERED ON FORM N-8B-2


                         -----------------------------


                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                              (EXACT NAME OF TRUST)



                          ----------------------------


                        NATIONWIDE LIFE INSURANCE COMPANY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
              (EXACT NAME AND ADDRESS OF DEPOSITOR AND REGISTRANT)


                                 DENNIS W. CLICK

                                    SECRETARY
                              ONE NATIONWIDE PLAZA
                              COLUMBUS, OHIO 43215
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)
                                     -------

This Post-Effective Amendment amends the Registration Statement in respect to the Prospectus and Financial Statements.

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on May 1, 1998 pursuant to paragraph (b) of Rule 485


[ ] 60 days after filing pursuant to paragraph (a)(i) of Rule 485

[ ] on (date) pursuant to paragraph (a)(i) of Rule 485

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.


If appropriate check the following box:

[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Title of Securities being registered: Flexible Premium Variable Universal Life Insurance Policies

Approximate date of proposed offering: Continuously on and after May 1, 1998

[ ] Check box if it is proposed that this filing will become effective on (date) at (time) pursuant to Rule 487.


================================================================================






                                    1 of 106

                        CROSS REFERENCE TO ITEMS REQUIRED
                                 BY FORM N-8B-2

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
  1........................................................................Nationwide Life Insurance Company
                                                                           The Variable Account
  2........................................................................Nationwide Life Insurance Company
  3........................................................................Custodian of Assets
  4........................................................................Distribution of The Policies
  5........................................................................The Variable Account
  6........................................................................Not Applicable
  7........................................................................Not Applicable
  8........................................................................Not Applicable
  9........................................................................Legal Proceedings
 10........................................................................Information About The Policies; How
                                                                           The Cash Value Varies; Right to
                                                                           Exchange for a Fixed Benefit Policy;
                                                                           Reinstatement;
                                                                           Other Policy Provisions
11.........................................................................Investments of The Variable Account
12.........................................................................The Variable Account
13.........................................................................Policy Charges
                                                                           Reinstatement
14.........................................................................Underwriting and Issuance - Premium
                                                                           Payments
                                                                           Minimum Requirements for Issuance of a
                                                                           Policy
15.........................................................................Investments of the Variable Account;
                                                                           Premium Payments
16.........................................................................Underwriting and Issuance - Allocation of
                                                                           Cash Value
17.........................................................................Surrendering The Policy for Cash
18.........................................................................Reinvestment
19.........................................................................Not Applicable
20.........................................................................Not Applicable
21.........................................................................Policy Loans
22.........................................................................Not Applicable
23.........................................................................Not Applicable
24.........................................................................Not Applicable
25.........................................................................Nationwide Life Insurance Company
26.........................................................................Not Applicable
27.........................................................................Nationwide Life Insurance Company
28.........................................................................Company Management
29.........................................................................Company Management
30.........................................................................Not Applicable
31.........................................................................Not Applicable
32.........................................................................Not Applicable
33.........................................................................Not Applicable
34.........................................................................Not Applicable
35.........................................................................Nationwide Life Insurance Company
36.........................................................................Not Applicable
37.........................................................................Not Applicable
38.........................................................................Distribution of The Policies
39.........................................................................Distribution of The Policies
40.........................................................................Not Applicable
41(a)......................................................................Distribution of The Policies
42.........................................................................Not Applicable

N-8B-2 ITEM                                                                       CAPTION IN PROSPECTUS
43.........................................................................Not Applicable
44.........................................................................How The Cash Value Varies
45.........................................................................Not Applicable
46.........................................................................How The Cash Value Varies
47.........................................................................Not Applicable
48.........................................................................Custodian of Assets
49.........................................................................Not Applicable
50.........................................................................Not Applicable
51.........................................................................Summary of The Policies; Information
                                                                           About The Policies
52.........................................................................Substitution of Securities
53.........................................................................Taxation of The Company
54.........................................................................Not Applicable
55.........................................................................Not Applicable
56.........................................................................Not Applicable
57.........................................................................Not Applicable
58.........................................................................Not Applicable
59.........................................................................Financial Statements

                        NATIONWIDE LIFE INSURANCE COMPANY
                                 P.O. Box 182150
                            Columbus, Ohio 43218-2150
                       (800) 547-7548, TDD (800) 238-3035

           FLEXIBLE PREMIUM VARIABLE UNIVERSAL LIFE INSURANCE POLICIES
                 ISSUED BY THE NATIONWIDE LIFE INSURANCE COMPANY
                  THROUGH ITS NATIONWIDE VLI SEPARATE ACCOUNT-3

The Policies offered by this prospectus are variable life insurance policies (collectively referred to as the "Policies"). The Policies are designed to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. The Policies may also provide a Cash Surrender Value if the Policy is terminated during the lifetime of the Insured. Nationwide Life Insurance Company guarantees to keep the Policy in force during the first three years so long as the Minimum Premium requirement has been met. The death benefit and Cash Value of the Policies may vary to reflect the experience of the Nationwide VLI Separate Account-3 (the "Variable Account") or the Fixed Account to which Cash Values are allocated.

The Policies described in this prospectus meet the definition of "Life Insurance" under Section 7702 of the Internal Revenue Code (the "Code").

The Policy Owner may allocate Net Premiums and Cash Value to one or more of the Sub-Accounts and the Fixed Account. The assets of each Sub-Account will be used to purchase, at Net Asset Value, shares of a designated Underlying Mutual Fund of the following series of the Underlying Mutual Fund options:


American Century Variable Portfolios, Inc.,                Neuberger & Berman Advisers Management
a member of the American Centurysm Family                  Trust:
of Investments:                                                -Balanced Portfolio
     -American Century VP Advantage                            -Growth Portfolio
     -American Century VP Balanced                              -Guardian Portfolio
     -American Century VP Capital Appreciation                  -Limited Maturity Bond Portfolio
     -American Century VP Income & Growth                       -Partners Portfolio
     -American Century VP International                    Oppenheimer Variable Account Funds:
     -American Century VP Value                                -Bond Fund
Dreyfus:                                                       -Global Securities Fund
     -Dreyfus Stock Index Fund, Inc.                            -Multiple Strategies Fund
     -The Dreyfus Socially Responsible Growth              Strong Opportunity Fund II, Inc.
      Fund                                                 (Formerly, Strong Special Fund II, Inc.)
Dreyfus Variable Investment Fund:                          Strong Variable Insurance Funds Inc.:
     -Growth and Income Portfolio*                              -Discovery Fund II, Inc.
Fidelity Variable Insurance Products Fund                      -International Stock Fund II
("VIP"):                                                   Van Eck Worldwide Insurance Trust:
     -VIP Income Portfolio                                     -Worldwide Bond Fund
     -VIP Growth Portfolio                                     -Worldwide Emerging Markets Fund
     -VIP High Income Portfolio*                               -Worldwide Hard Assets Fund
     -VIP Overseas Portfolio                               Van Kampen American Capital Life Investment
Fidelity Variable Insurance Products Fund II:              Trust:
("VIP II")                                                     -Morgan Stanley Real Estate
     -VIP II Asset Manager Portfolio                            Securities Portfolio
     -VIP II Contrafund Portfolio                          Warburg Pincus Trust
Nationwide Separate Account Trust (NSAT):                       -International Equity Portfolio
     -Capital Appreciation Fund                                 -Post-Venture Capital Portfolio*
     -Government Bond Fund                                      -Small Company Growth Portfolio
     -Money Market Fund
     -Nationwide Small Cap Value Fund
     -Nationwide Small Company Fund
     -Total Return Fund

*The Dreyfus Variable Investment Fund - Growth and Income Portfolio, the Fidelity VIP High Income Portfolio and the Warburg Pincus Trust - Post-Venture Capital Portfolio may invest in lower quality debt securities commonly referred to as junk bonds.

Nationwide Life Insurance Company (the "Company") guarantees that the death benefit for a Policy will never be less than the Specified Amount stated on the Policy data page as long as the Policy is in force. There is no guaranteed Cash Surrender Value. If the Cash Surrender Value is insufficient to cover the charges under the Policy, the Policy will lapse without value.

This prospectus generally describes only that portion of the Cash Value allocated to the Variable Account. For a brief summary of the Fixed Account Option, see "The Fixed Account Option."


THE BENEFITS DESCRIBED IN THIS PROSPECTUS MAY NOT BE AVAILABLE IN EVERY JURISDICTION. PLEASE REFER TO YOUR POLICY FOR SPECIFIC BENEFIT INFORMATION.

INVESTMENTS IN THESE POLICIES ARE NOT DEPOSITS OR OBLIGATIONS OF, AND ARE NOT GUARANTEED OR ENDORSED BY, ANY ADVISER OF THE UNDERLYING MUTUAL FUNDS IDENTIFIED ABOVE, THE U.S. GOVERNMENT, OR ANY BANK OR BANK AFFILIATE. INVESTMENTS ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER GOVERNMENTAL AGENCY. ANY INVESTMENT IN THE POLICIES INVOLVES CERTAIN INVESTMENT RISK WHICH MAY INCLUDE THE POSSIBLE LOSS OF PRINCIPAL.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION ("SEC") NOR HAS THE SEC PASSED UPON THE ACCURACY OR ADEQUACY OF THE PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

THE SEC MAINTAINS A WEBSITE, WWW.SEC.GOV, THAT CONTAINS MATERIAL INCORPORATED BY REFERENCE RELATING TO THIS PROSPECTUS.


THIS PROSPECTUS SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE. A PROSPECTUS FOR THE UNDERLYING MUTUAL FUND OPTION(S) BEING CONSIDERED MUST ACCOMPANY THIS PROSPECTUS AND SHOULD BE READ IN CONJUNCTION HEREWITH.


                   THE DATE OF THIS PROSPECTUS IS MAY 1, 1998.

                                GLOSSARY OF TERMS

ATTAINED AGE-The Insured's age on the Policy Date, plus the number of full years since the Policy Date.

ACCUMULATION UNIT-An accounting unit of measure used to calculate the Variable Account Cash Value.

BENEFICIARY-The person to whom the Death Proceeds are paid.

BREAK POINT PREMIUM-The level annual premium at which the sales load is reduced on a current basis.

CASH VALUE-The sum of the Policy values in the Variable Account, Fixed Account and any associated value in the Policy Loan Account.

CASH SURRENDER VALUE-The Cash Value, less any Indebtedness, less any Surrender Charge.

CODE-The Internal Revenue Code of 1986, as amended.

COMPANY- The Nationwide Life Insurance Company.

DEATH PROCEEDS- The amount of money payable to the Beneficiary if the Insured dies while the Policy is in force.

FIXED ACCOUNT-An investment option which is funded by the General Account of the Company.

GENERAL ACCOUNT-All assets of the Company other than those of the Variable Account or other separate accounts that have been or may be established by the Company.

GUIDELINE LEVEL PREMIUM-The amount of level annual premium calculated in accordance with the Code. It represents the level annual premiums required to mature the Policy under guaranteed mortality and expense charges, and an interest rate of 4%.

HOME OFFICE- The main office of the Company located in Columbus, Ohio.

INDEBTEDNESS-Amounts owed the Company as a result of Policy loans, including both principal and accrued interest.

INITIAL PREMIUM-The premium required for coverage to become effective on the Policy Date. It is shown on the Policy data page.

INSURED-The person whose life is covered by the Policy and who is named on the Policy data page.

MATURITY DATE-The Policy Anniversary on or following the Insured's 95th birthday.

MINIMUM PREMIUM-The Minimum Premium is shown on the Policy data page. It is used to measure the total amount of premiums that must be paid during the first three Policy Years to guarantee that the Policy remains in force.

MONTHLY ANNIVERSARY DAY-The same day as the Policy Date for each succeeding month.


NET ASSET VALUE- The value of one share of an Underlying Mutual Fund at the end of a market day or at the close of the New York Stock Exchange. Net Asset Value is computed by adding the value of all portfolio holdings, plus other assets, deducting liabilities and then dividing the result by the number of shares outstanding.


NET PREMIUMS-Net Premiums are equal to the actual premiums minus the percent of premium charge. The percent of premium charges are shown on the Policy data page.

POLICY ANNIVERSARY-The same day and month as the Policy Date for succeeding years.

POLICY CHARGES-All deductions made from the value of the Variable Account or the Policy Cash Value.

POLICY DATE-The date the provisions of the Policy take effect, as shown on the Policy data page.

POLICY LOAN ACCOUNT-The portion of the Cash Value which results from Policy Indebtedness.

POLICY OWNER-The person designated in the Policy application as the owner. In the State of New York, the Policies are offered as either "Certificates" for "Certificate Owners" under a group contract or as individual Policies. The provisions of both the Certificates and the Policies are essentially the same and references to the provisions of Policies and rights of Policy Owners in this prospectus include Certificates and Certificate Owners.

POLICY YEAR-Each year commencing with the Policy Date and each Policy Anniversary thereafter.

SCHEDULED PREMIUM-The Scheduled Premium is shown on the Policy data page.

SPECIFIED AMOUNT-A dollar amount used to determine the death benefit under a Policy. It is shown on the Policy data page.


SUB-ACCOUNT- Separate and distinct divisions of the Variable Account, to which specific Underlying Mutual Fund shares are allocated and for which Accumulation Units are separately maintained.


SURRENDER CHARGE-An amount deducted from the Cash Value if the Policy is surrendered.

UNDERLYING MUTUAL FUNDS-The underlying mutual funds which correspond to the Sub-Accounts.


VALUATION DATE-Each day the New York Stock Exchange and the Home Office are open for business or any other day during which there is a sufficient degree of trading of the Underlying Mutual Fund shares, such that the current Cash Value might be materially affected.


VALUATION PERIOD-A period commencing with the close of a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


VARIABLE ACCOUNT-A separate investment account of the Nationwide Life Insurance Company. Nationwide VLI Separate Account-3.

                                TABLE OF CONTENTS

GLOSSARY OF TERMS......................................................................................................
SUMMARY OF THE POLICIES................................................................................................
         Variable Life Insurance.......................................................................................
         The Variable Account and its Sub-Accounts.....................................................................
         The Fixed Account.............................................................................................
         Deductions and Charges........................................................................................
         Premiums......................................................................................................
NATIONWIDE LIFE INSURANCE COMPANY......................................................................................
THE VARIABLE ACCOUNT...................................................................................................
         Investments of the Variable Account...........................................................................
         American Century Variable Portfolios, Inc., a member of the American CenturySM

             Family of Investments.....................................................................................

         Dreyfus.......................................................................................................
         Dreyfus Variable Investment Fund..............................................................................

         Fidelity Variable Insurance Products Fund.....................................................................

         Fidelity Variable Insurance Products Fund II..................................................................
         Nationwide Separate Account Trust.............................................................................
         Neuberger & Berman Advisers Management Trust..................................................................
         Oppenheimer Variable Account Funds............................................................................

         Strong Opportunity Fund II, Inc...............................................................................

         Strong Variable Insurance Funds, Inc..........................................................................
         Van Eck Worldwide Insurance Trust.............................................................................
         Van Kampen American Capital Life Investment Trust.............................................................
         Warburg Pincus Trust..........................................................................................
         Reinvestment..................................................................................................
         Transfers.....................................................................................................
         Dollar Cost Averaging.........................................................................................
         Substitution of Securities....................................................................................
         Voting Rights.................................................................................................
INFORMATION ABOUT THE POLICIES.........................................................................................
         Underwriting and Issuance.....................................................................................
         -Minimum Requirements for Issuance of a Policy................................................................
         -Premium Payments.............................................................................................
         Allocation of Cash Value......................................................................................
         Short-Term Right to Cancel Policy.............................................................................
POLICY CHARGES.........................................................................................................
         Deductions from Premiums......................................................................................
         Surrender Charges.............................................................................................
         -Reductions to Surrender Charges..............................................................................
         Deductions from Cash Value....................................................................................
         -Monthly Cost of Insurance....................................................................................
         -Monthly Administrative Charge................................................................................
         -Increase Charge..............................................................................................
         Deductions from the Sub-Accounts..............................................................................
         Reductions of Charges.........................................................................................

         Expenses of the Underlying Mutual Funds.......................................................................

HOW THE CASH VALUE VARIES..............................................................................................
         How the Investment Experience is Determined...................................................................
         Net Investment Factor.........................................................................................
         Determining the Cash Value....................................................................................
         Valuation Date and Valuation Period...........................................................................
SURRENDERING THE POLICY FOR CASH.......................................................................................
         Right to Surrender............................................................................................
         Cash Surrender Value..........................................................................................
         Partial Surrenders............................................................................................
         Maturity Proceeds.............................................................................................
         Income Tax Withholding........................................................................................
POLICY LOANS...........................................................................................................

         Taking a Policy Loan..........................................................................................
         Effect on Investment Performance..............................................................................
         Interest......................................................................................................
         Effect on Death Benefit and Cash Value........................................................................
         Repayment.....................................................................................................
HOW THE DEATH BENEFIT VARIES...........................................................................................
         Calculation of the Death Benefit..............................................................................
         Proceeds Payable on Death.....................................................................................
RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY...........................................................................
CHANGES OF INVESTMENT POLICY...........................................................................................
GRACE PERIOD...........................................................................................................
         -First Three Policy Years.....................................................................................
         -Policy Years Four and After..................................................................................
         -All Policy Years.............................................................................................
REINSTATEMENT..........................................................................................................
THE FIXED ACCOUNT OPTION...............................................................................................
CHANGES IN EXISTING INSURANCE COVERAGE.................................................................................
         Specified Amount Increases....................................................................................
         Specified Amount Decreases....................................................................................
         Changes in the Death Benefit Option...........................................................................
OTHER POLICY PROVISIONS................................................................................................
         Policy Owner..................................................................................................
         Beneficiary...................................................................................................
         Assignment....................................................................................................
         Incontestability..............................................................................................
         Error in Age or Sex...........................................................................................
         Suicide.......................................................................................................
         Nonparticipating Policies.....................................................................................
         Riders........................................................................................................
LEGAL CONSIDERATIONS...................................................................................................
DISTRIBUTION OF THE POLICIES...........................................................................................
CUSTODIAN OF ASSETS....................................................................................................
TAX MATTERS............................................................................................................
         Policy Proceeds...............................................................................................
         Federal Estate and Generation Skipping Transfer Taxes.........................................................
         Non-Resident Aliens...........................................................................................
         Taxation of the Company.......................................................................................
         Tax Changes...................................................................................................
THE COMPANY............................................................................................................
COMPANY MANAGEMENT.....................................................................................................
         Directors of the Company......................................................................................
         Executive Officers of the Company.............................................................................
OTHER CONTRACTS ISSUED BY THE COMPANY..................................................................................
STATE REGULATION.......................................................................................................
REPORTS TO POLICY OWNERS...............................................................................................
ADVERTISING............................................................................................................

YEAR 2000 COMPLIANCE ISSUES............................................................................................

LEGAL PROCEEDINGS......................................................................................................
EXPERTS................................................................................................................
REGISTRATION STATEMENT.................................................................................................
LEGAL OPINIONS.........................................................................................................
APPENDIX 1.............................................................................................................
APPENDIX 2.............................................................................................................
PERFORMANCE TABLES.....................................................................................................
FINANCIAL STATEMENTS...................................................................................................

THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

THE PRIMARY PURPOSE OF THE POLICIES IS TO PROVIDE LIFE INSURANCE PROTECTION FOR THE BENEFICIARY NAMED IN THE POLICY. NO CLAIM IS MADE THAT THE POLICIES ARE IN ANY WAY SIMILAR OR COMPARABLE TO A SYSTEMATIC INVESTMENT PLAN OF A MUTUAL FUND.

                             SUMMARY OF THE POLICIES

VARIABLE LIFE INSURANCE


The Policies offered by the Company are similar in many ways to fixed-benefit whole life insurance. As with fixed-benefit whole life insurance, the Policy Owner pays a premium for life insurance coverage on the Insured. Also like fixed-benefit whole life insurance, the Policies may provide for a Cash Surrender Value which is payable if the Policy is terminated during the Insured's lifetime. As with fixed-benefit whole life insurance, the Cash Surrender Value during the early Policy years may be substantially lower than the premiums paid.

However, the Policies differ from fixed-benefit whole life insurance in several respects. Unlike fixed-benefit whole life insurance, the death benefit and Cash Value of the Policies may increase or decrease to reflect the investment performance of the Sub-Accounts or the Fixed Account to which Cash Values are allocated (see "How the Death Benefit Varies"). There is no guaranteed Cash Surrender Value (see "How the Cash Value Varies"). If the Cash Surrender Value is insufficient to pay the Policy Charges, the Policy will lapse without value. The Company guarantees to keep the Policy in force during the first three years so long as certain requirements are met (see "Underwriting and Issuance").

Under certain conditions, a Policy may be issued as or become a modified endowment contract (MEC) as a result of a material change or a reduction in benefits as defined by the Code. Excess premiums paid may also cause the Policy to become a MEC, since the tax treatment of certain distributions varies between MECs and non-MECs. The Company will monitor premiums paid and other Policy transactions and will notify the Policy Owner when the Policy is about to become a non-modified endowment contract (see "Tax Matters").


THE VARIABLE ACCOUNT AND ITS SUB-ACCOUNTS


The Company places the Net Premiums in the Variable Account or the Fixed Account at the time the Policy is issued. The Policy Owner chooses the Sub-Accounts or the Fixed Account into which the Cash Value will be allocated (see "Allocation of Cash Value"). During the free-look period, however, the Cash Value is allocated to the NSAT - Money Market Fund or the Fixed Account. For more information on the short-term right to cancel this Policy, please see "Short-Term Right to Cancel Policy". Assets of each Sub-Account are invested at Net Asset Value in shares of a corresponding Underlying Mutual Fund. For a description of the Underlying Mutual Fund options and their investment objectives, see "Investments of the Variable Account."


THE FIXED ACCOUNT

The Fixed Account is funded by the assets of the General Account. Cash Values allocated to the Fixed Account are credited with interest daily at a rate declared by the Company. The interest rate declared is at the Company's sole discretion, but may never be less than an effective annual rate of 4%.

DEDUCTIONS AND CHARGES

The Company deducts certain charges from the assets of the Variable Account and the Cash Value of the Policy. These charges are made for administrative and sales expenses, state premium taxes, providing life insurance protection and assuming the mortality and expense risks. For a discussion of any charges imposed by the Underlying Mutual Funds, see the prospectuses of the respective Underlying Mutual Fund options.


The Company deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. On a current basis, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual Break Point Premium. The total sales load actually deducted from any Policy will be equal to the sum of this front-end load plus any sales Surrender Charge that may be deducted from a Policy that is surrendered.


A charge for state premium taxes equal to 2.5% of all premium payments is also deducted by the Company.

The Company deducts the following charges from the Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

     1.   monthly cost of insurance; plus

     2. monthly cost of any additional benefits provided by riders to the Policy; plus

     3. an administrative expense charge. This charge is $12.50 per month in the first year and $5 per month. The charge may be increased at the sole discretion of the Company but may not exceed $25 per month in the first year and $7.50 per month in renewal years; plus

     4. an increase charge per $1000 applied to any increase in the Specified Amount. The increase charge is $2.04 per year per $1000 and is shown on the Policy data page. This charge is designed to cover the costs associated with increasing the Specified Amount (see "Policy Charges"). This charge will be deducted on each Monthly Anniversary Day for the first 12 months after the increase becomes effective.

The Company also deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable account, provided the Cash Surrender Value is $25,000 or more on such anniversary. For Policies issued in New York, such reduction occurs regardless of the amount of the Cash Surrender Value on such anniversary.


For Policies which are surrendered during the first nine Policy Years, the Company deducts a Surrender Charge. This Surrender Charge is comprised of an underwriting Surrender Charge and a sales Surrender Charge. The maximum initial Surrender Charge varies by issue age, sex, Specified Amount and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis (see Appendix 1 for specific examples).

                                         Initial Specified Amount $50,000-$99,999

      ISSUE               MALE                FEMALE                MALE                FEMALE
       AGE            NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
       ---            -----------          -----------            --------             --------
       25                 $7.776               $7.521               $8.369               $7.818
       35                  8.817                8.398                9.811                8.891
       45                 12.191               11.396               13.887               12.169
       55                 15.636               14.011               18.415               15.116
       65                 22.295               19.086               26.577               20.641

                                            Initial Specified Amount $100,000+

      ISSUE               MALE                FEMALE                MALE                FEMALE
       AGE            NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
       ---            -----------          -----------            --------             --------
       25                 $5.776               $5.521               $6.369               $5.818
       35                  6.817                6.398                7.811                6.891
       45                  9.691                8.896               11.387                9.669
       55                 13.136               11.511               15.915               12.616
       65                 21.295               18.086               25.577               19.641


Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund (see "Expenses of the Underlying Mutual Funds").


PREMIUMS

The minimum Initial Premium for which a Policy may be issued is equal to three minimum monthly premiums. A Policy may be issued to an Insured up to age 80.

For a limited time, the Policy Owner has a right to cancel the Policy and receive a full refund of premiums paid (see "Short-Term Right to Cancel Policy").

The Initial Premium is due on the Policy Date. It will be credited on the Policy Date. Any due and unpaid monthly deductions will be subtracted from the Cash Value at this time. Insurance will not be effective until the Initial Premium is paid. The Initial Premium is shown on the Policy data page.


Premiums, other than the Initial Premium, may be made at any time while the Policy is in force subject to the limits described below. During the first three Policy Years, the total premium payments, less any Policy Indebtedness, less any partial surrenders, and less any partial surrender fee, must be greater than or equal to the Minimum Premium requirement in order to guarantee that the Policy remains in force. The Minimum Premium requirement is equal to the monthly Minimum Premium multiplied by the number of completed Policy months. The monthly Minimum Premium is shown on the Policy data page.

The Company will send Scheduled Premium payment reminder notices to you. They will be sent according to the premium mode shown on the Policy data page.

You may pay the Initial Premium at the Home Office or to an authorized agent. All premiums after the first are payable at the Home Office. Premium receipts will be furnished upon request.

Each premium must be at least equal to the monthly Minimum Premium. The Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. Where permitted by state law, the Company may also require that any existing Policy Indebtedness be repaid prior to accepting any additional premium payments.


                        NATIONWIDE LIFE INSURANCE COMPANY

The Company is a stock life insurance company organized under the laws of the State of Ohio in March, 1929. The Company is a member of the "Nationwide Insurance Enterprise" which includes Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Life and Annuity Insurance Company, Nationwide Property and Casualty Company, National Casualty Company, Scottsdale Indemnity Company, Nationwide Indemnity Company and Nationwide General Insurance Company. The Home Office is at One Nationwide Plaza, Columbus, Ohio 43215.


The Company offers a complete line of life insurance, annuities and retirement products. It is admitted to do business in all states, the District of Columbia, and Puerto Rico (for additional information, see "The Company").


                              THE VARIABLE ACCOUNT


The Variable Account was established by a resolution of the Company's Board of Directors on August 8, 1984 pursuant to Ohio law. The Company has caused the Variable Account to be registered with the SEC as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940 ("1940 Act"). Nationwide Life Insurance Company, One Nationwide Plaza, Columbus, Ohio 43215 serves as trustee for the trust. Nationwide Advisory Services, Inc., One Nationwide Plaza, Columbus, Ohio 43215 serves as principal underwriter for the trust. Such registration does not involve supervision of the management of the Variable Account or the Company by the SEC.

The Variable Account is a separate investment account of the Company and as such, is not chargeable with the liabilities arising out of any other business the Company may conduct. The Company does not guarantee the investment performance of the Variable Account. The death benefit and Cash Value under the Policy may vary with the investment performance of the Sub-Accounts (see "How the Death Benefit Varies" and "How the Cash Value Varies").


Net Premium payments and Cash Value are allocated within the Variable Account among one or more Sub-Accounts (see "Tax Matters"). The assets of each Sub-Account are used to purchase shares of the Underlying Mutual Funds designated by the Policy Owner. Thus, the investment performance of a Policy depends upon the investment performance of the Underlying Mutual Funds designated by the Policy Owner.

INVESTMENTS OF THE VARIABLE ACCOUNT

At the time of application, the Policy Owner elects to have the Net Premiums allocated among one or more of the Sub-Accounts and the Fixed Account (see "Allocation of Cash Value"). During the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, all Net Premiums not allocated to the Fixed Account are placed in the NSAT-Money Market Fund. At the end of this period, the Cash Value in that Sub-Account will be transferred to the Sub-Accounts based on the fund allocation factors. Any subsequent Net Premiums received after this period will be allocated based on the Underlying Mutual Fund allocation factors.

No less than 5% of Net Premiums may be allocated to any one Sub-Account or the Fixed Account. The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in this prospectus (see "Transfers", "Allocation of Cash Value" and "Short-Term Right to Cancel Policy"). Additional Premium Payments, upon acceptance, will be allocated to the NSAT-Money Market Fund unless the Policy Owner specifies otherwise (see "Premium Payments").


These Underlying Mutual Fund options are available only to serve as the underlying investment vehicle for variable annuity contracts and variable life insurance policies issued through separate accounts of life insurance companies which may or may not be affiliated, also known as "mixed and shared funding." There are certain risks associated with mixed and shared funding, which are disclosed in the Underlying Mutual Funds' prospectuses. A full description of the Underlying Mutual Fund options, their investment policies and restrictions, risks and charges are contained in the prospectuses of the respective Underlying Mutual Funds.


Each of the Underlying Mutual Fund options receives investment advice from a registered investment adviser:


     1) American Century Variable Portfolios, Inc., a member of the American Centurysm Family of Investments, managed by American Century Investment Management, Inc.;

     2) The Dreyfus Socially Responsible Growth Fund, Inc., managed by The Dreyfus Corporation and NCM Capital Management Group, Inc.;

     3) Dreyfus Stock Index Fund, Inc., managed by The Dreyfus Corporation and Mellon Equity Associates;

     4)   Dreyfus Variable Investment Fund, managed by The Dreyfus Corporation;


     5) Fidelity Variable Insurance Products Fund, managed by Fidelity Management & Research Company;

     6) Fidelity Variable Insurance Products Fund II, managed by Fidelity Management & Research Company;


     7) Nationwide Separate Account Trust ("NSAT"), managed by Nationwide Advisory Services, Inc.;


     8) Neuberger & Berman Advisers Management Trust, managed by Neuberger & Berman Management Incorporated;


     9)   Oppenheimer Variable Account Funds, managed by OppenheimerFunds, Inc.;

     10) Strong Opportunity Fund II, Inc., managed by Strong Capital Management, Inc.;


     11) Strong Variable Insurance Funds, Inc., managed by Strong Capital Management, Inc.;

     12) Van Eck Worldwide Insurance Trust, managed by Van Eck Associates Corporation;

     13) Van Kampen American Capital Life Investment Trust managed by Van Kampen American Capital Asset Management, Inc.; and


     14)  Warburg Pincus Trust, managed by Warburg Pincus Asset Management, Inc.


The Underlying Mutual Fund options are NOT available to the general public directly. The Underlying Mutual Funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the Underlying Mutual Funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the Underlying Mutual Funds may be similar to, and may in fact be modeled after publicly traded mutual funds, Policy purchasers should understand that the Underlying Mutual Funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding Underlying Mutual Funds may differ substantially.

A summary of investment objectives is contained in the description of each Underlying Mutual Fund below. A prospectus for the Underlying Mutual Fund option(s) being considered must accompany this prospectus and should be read in conjunction herewith.

The Underlying Mutual Funds listed below are designed primarily as investment vehicles for variable annuity contracts and variable life insurance policies issued by insurance companies. THERE CAN BE NO ASSURANCE THAT THE INVESTMENT OBJECTIVES WILL BE ACHIEVED.

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC., A MEMBER OF THE AMERICAN CENTURYSM FAMILY OF INVESTMENTS American Century Variable Portfolios, Inc. was organized as a Maryland corporation in 1987. It is a diversified, open-end management investment company, designed only to provide investment vehicles for variable annuity and variable life insurance products of insurance companies. A member of the American Centurysm Family of Investments, American Century Variable Portfolios is managed by American Century Investment Management, Inc.


     - AMERICAN CENTURY VP ADVANTAGE
       Investment Objective: Current income and capital growth. The Fund will seek to achieve its objective by investing in three types of securities. The Fund's investment manager intends to invest approximately: (1) 20% of the Fund's assets in securities of the United States government and its agencies and instrumentalities and repurchase agreements collateralized by such securities with a weighted average maturity of six months or less, i.e. cash or cash equivalents; (2) 40% of the Fund's assets in fixed income securities of the United States government and its agencies and instrumentalities with a weighted average maturity of three to ten years; and (3) 40% of the Fund's assets in equity securities that are considered by management to have better-than-average prospects for appreciation. Assets will be purchased or sold, as the case may be, as is necessary in response to changes in market value to maintain the asset mix of the Fund's portfolio at approximately 60% cash, cash equivalents and fixed income securities and 40% equity securities. There can be no assurance that the Fund will achieve its investment objective.

     - AMERICAN CENTURY VP BALANCED
       Investment Objective: Capital growth and current income. The Fund will seek to achieve its objective by maintaining approximately 60% of the assets of the Fund in common stocks (including securities convertible into common stocks and other equity equivalents) that are considered by management to have better-than-average prospects for appreciation and approximately 40% in fixed income securities. There can be no assurance that the Fund will achieve its investment objective.

     - AMERICAN CENTURY VP CAPITAL APPRECIATION
       Investment Objective: Capital growth. The Fund will seek to achieve its objective by investing in common stocks (including securities convertible into common stocks and other equity equivalents) that meet certain fundamental and technical standards of selection and have, in the opinion of the Fund's investment manager, better than average potential for appreciation. The Fund tries to stay fully invested in such securities, regardless of the movement of stock prices generally. The Fund may invest in cash and cash equivalents temporarily or when it is unable to find common stocks meeting its criteria of selection. It may purchase securities only of companies that have a record of at least three years continuous operation. There can be no assurance that the Fund will achieve its investment objective.


     - AMERICAN CENTURY VP INCOME & GROWTH
       Investment Objective: Dividend growth, current income and capital appreciation. The Fund seeks to achieve its investment objective by investing in common stocks. The investment manager constructs the portfolio to match the risk characteristics of the S & P 500 Stock Index and then optimizes each portfolio to achieve the desired balance of risk and return potential. This includes targeting a dividend yield that exceeds that of the S & P 500 Stock Index. Such a management technique known as "portfolio optimization" may cause the Fund to be more heavily invested in some industries than in others. However, the Fund may not invest more than 25% of its total assets in companies whose principal business activities are in the same industry.


     - AMERICAN CENTURY VP INTERNATIONAL
       Investment Objective: To seek capital growth. The Fund will seek to achieve its investment objective by investing primarily in securities of foreign companies that meet certain fundamental and technical standards of selection and, in the opinion of the investment manager, have potential for appreciation. Under normal conditions, the Fund will invest at least 65% of its assets in common stocks or other equity securities of issuers from at least three countries outside the United States. Securities of United States issuers may be included in the portfolio from time to time. Although the primary investment of the Fund will be common stocks (defined to include depository receipts for common stocks), the Fund may also invest in other types of securities consistent with the Fund's objective. When the manager believes that the total return potential of other securities equals or exceeds the potential return of common stocks, the Fund may invest up to 35% of its assets in such other securities. There can be no assurance that the Fund will achieve its objectives.

     - AMERICAN CENTURY VP VALUE
       Investment Objective: The investment objective of the Fund is long-term capital growth; income is a secondary objective. Under normal market conditions, the Fund expects to invest at least 80% of the value of its total asset in equity securities, including common and preferred stock, convertible preferred stock and convertible debt obligations. The equity securities in which the Fund will invest will be primarily securities of well-established companies with intermediate-to-large market capitalizations that are believed by management to be undervalued at the time of purchase.


(Although the Statement of Additional Information concerning American Century Variable Portfolios, Inc. refers to redemptions of securities in kind under certain conditions, all surrendering or redeeming Policy Owners will receive cash from the Company.)


DREYFUS


       THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND
       Dreyfus Socially Responsible Growth Fund, Inc. is an open-end, diversified, management investment company. It was incorporated under Maryland law on July 20, 1992, and commenced operations on October 7, 1993. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. The Dreyfus Corporation ("Dreyfus") serves as the Fund's investment advisor. NCM Capital Management Group, Inc. serves as the Fund's sub-investment adviser and provides day-to-day management of the Fund's portfolio. Investment Objective: The Fund's primary goal is to provide capital growth through equity investment in companies that, in the opinion of the Fund's management, not only meet traditional investment standards, but which also show evidence that they conduct their business in a manner that contributes to the enhancement of the quality of life in America. Current income is secondary to the primary goal.

     - DREYFUS STOCK INDEX FUND, INC.
       Dreyfus Stock Index Fund, Inc. is an open-end, non-diversified management investment company. It was incorporated under Maryland law on January 24, 1989, and commenced operations on September 29, 1989. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager with Mellon Equity.

       Investment Objective: To provide investment results that correspond to the price and yield performance of publicly traded common stocks in the aggregate, as represented by the Standard & Poor's 500 Composite Stock Price Index. The Fund is neither sponsored by nor affiliated with Standard & Poor's Corporation.

DREYFUS VARIABLE INVESTMENT FUND
Dreyfus Variable Investment Fund (the "Fund") is an open-end, management investment company. It was organized as an unincorporated business trust under the laws of the Commonwealth of Massachusetts on October 29,1986 and commenced operations August 31, 1990. The Fund offers its shares only as investment vehicles for variable annuity and variable life insurance products of insurance companies. Dreyfus serves as the Fund's manager. Dreyfus is a wholly-owned subsidiary of Mellon Bank, N.A., which is a wholly-owned subsidiary of Mellon Bank Corporation.


     - GROWTH AND INCOME PORTFOLIO
       Investment Objective: To provide long-term capital growth, current income and growth of income, consistent with reasonable investment risk. The Portfolio invests in equity securities, debt securities and money market instruments of domestic and foreign issuers. The proportion of the Portfolio's assets invested in each type of security will vary from time to time in accordance with Dreyfus' assessment of economic conditions and investment opportunities. In purchasing equity securities, Dreyfus will invest in common stocks, preferred stocks and securities convertible into common stocks, particularly those which offer opportunities for capital appreciation and growth of earnings, while paying current dividends. The Portfolio will generally invest in investment-grade debt obligations, except that it may invest up to 35% of the value of its net assets in convertible debt securities rated not lower than Caa by Moody's Investor Service, Inc. or CCC by Standard & Poor's Ratings Group, Fitch Investors Service, L.P. or Duff & Phelps Credit Rating Co., or if unrated, deemed to be of comparable quality by Dreyfus. These securities are considered to have predominantly speculative characteristics with respect to capacity to pay interest and repay principal and are considered to be of poor standing. See "Investment Considerations and Risks-Lower Rated Securities" in the Portfolio's prospectuses.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND ("VIP")
Fidelity Variable Insurance Products Fund is an open-end, diversified management investment company organized as a Massachusetts business trust on November 13, 1981. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. Fidelity Management & Research Company ("FMR") is the Fund's manager.


     - VIP EQUITY-INCOME PORTFOLIO
       Investment Objective: To seek reasonable income by investing primarily in income-producing equity securities. In choosing these securities FMR also will consider the potential for capital appreciation. The Portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index.

     - VIP GROWTH PORTFOLIO
       Investment Objective: Seeks to achieve capital appreciation. This Portfolio will invest in the securities of both well-known and established companies, and smaller, less well-known companies which may have a narrow product line or whose securities are thinly traded. These latter securities will often involve greater risk than may be found in the ordinary investment security. FMR's analysis and expertise plays an integral role in the selection of securities and, therefore, the performance of the Portfolio. Many securities which FMR believes would have the greatest potential may be regarded as speculative, and investment in the Portfolio may involve greater risk than is inherent in other mutual funds. It is also important to point out that the Portfolio makes most sense for you if you can afford to ride out changes in the stock market, because it invests primarily in common stocks. FMR also can make temporary investments in securities such as investment-grade bonds, high-quality preferred stocks and short-term notes, for defensive purposes when it believes market conditions warrant.

     - VIP HIGH INCOME PORTFOLIO
       Investment Objective: Seeks to obtain a high level of current income by investing primarily in high-risk, high-yielding, lower-rated, fixed-income securities, while also considering growth of capital. The portfolio's manager will seek high current income normally by investing the Portfolio's assets as follows:


       - at least 65% in income-producing debt securities and preferred stocks, including convertible securities, zero coupon securities, and mortgage-backed and asset-backed securities.

       - up to 20% in common stocks and other equity securities when consistent with the Portfolio's primary objective or acquired as part of a unit combining fixed-income and equity securities.

Higher yields are usually available on securities that are lower-rated or that are unrated. Lower-rated securities are usually defined as Ba or lower by Moody's; BB or lower by Standard & Poor's and may be deemed to be of a speculative nature. The Portfolio may also purchase lower-quality bonds such as those rated Ca3 by Moody's or C- by Standard & Poor's which provide poor protection for payment of principal and interest (commonly referred to as "junk bonds"). For a further discussion of lower-rated securities, please see the "Risks of Lower-Rated Debt Securities" section of the Portfolio's prospectus.


     - VIP OVERSEAS PORTFOLIO
       Investment Objective: To seek long term growth of capital primarily through investments in foreign securities. The Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economics outside of the United States.

FIDELITY VARIABLE INSURANCE PRODUCTS FUND II ("VIP II")
Fidelity Variable Insurance Products Fund II is an open-end, diversified management investment company organized as a Massachusetts business trust on March 21, 1988. The Fund's shares are purchased by insurance companies to fund benefits under variable insurance and annuity policies. FMR is the Fund's manager.

     - VIP II ASSET MANAGER PORTFOLIO
       Investment Objective: To seek to obtain high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term fixed income instruments.

     - VIP II CONTRAFUND PORTFOLIO
       Investment Objective: To seek capital appreciation by investing primarily in companies that the Fund manager believes to be undervalued due to an overly pessimistic appraisal by the public. This strategy can lead to investments in domestic or foreign companies, small and large, many of which may not be well known. The Fund primarily invests in common stock and securities convertible into common stock, but it has the flexibility to invest in any type of security that may produce capital appreciation.

NATIONWIDE SEPARATE ACCOUNT TRUST ("NSAT")
Nationwide Separate Account Trust ("NSAT") is a diversified open-end management investment company organized under the laws of Massachusetts, by a Declaration of Trust. NSAT offers shares in the separate mutual funds listed below, each with its own investment objective. Currently, shares of NSAT will be sold only to life insurance company separate accounts to fund the benefits under variable life insurance policies or variable annuity contracts issued by life insurance companies. The assets of NSAT are managed by NAS, One Nationwide Plaza, Columbus, Ohio 43215, a wholly-owned subsidiary of Nationwide Life Insurance Company.


     - CAPITAL APPRECIATION FUND
       Investment Objective: The Fund is designed for investors who are interested in long-term growth. The Fund seeks to meet its objective primarily through a diversified portfolio of the common stock of companies which the investment manager determines have a better-than-average potential for sustained capital growth over the long term.

     - GOVERNMENT BOND FUND
       Investment Objective: To provide as high a level of income as is consistent with capital preservation through investing primarily in bonds and securities issued or backed by the U.S. Government, its agencies or instrumentalities.

     - MONEY MARKET FUND
       Investment Objective: To seek as high a level of current income as is considered consistent with the preservation of capital and liquidity by investing primarily in money market instruments.


     - NATIONWIDE SMALL CAP VALUE FUND
       Subadviser: Dreyfus
       Investment Objective: Capital appreciation through investment in a diversified portfolio of equity securities of companies with a median market capitalization of approximately $1 billion. Under normal market conditions, at least 75% of the Fund's total assets will be invested in equity securities of companies with market capitalizations at the time of purchase of between $200 million and $2.5 billion. The Fund will invest in equity securities of domestic and foreign issuers characterized as "value" companies according to criteria established by Dreyfus, the Fund's subadviser.

     - NATIONWIDE SMALL COMPANY FUND
       Investment Objective: The Fund seeks long-term growth of capital by investing primarily in equity securities of domestic and foreign companies with market capitalizations of less than $1 billion at the time of purchase. NAS, the Fund's adviser, has employed a group of sub-advisers, each of which will manage a portion of the Fund's portfolio. These sub-advisers are Dreyfus, Neuberger & Berman, L.P., Pictet International Management Limited, Van Eck Associates Corporation, Strong Capital Management, Inc. and Warburg, Pincus Asset Management, Inc. The sub-advisers were chosen because they utilize a number of different investment styles when investing in small company stocks. By utilizing a number of investment styles, NAS hopes to increase prospects for investment return and to reduce market risk and volatility.


     - TOTAL RETURN FUND
       Investment Objective: To obtain a reasonable long-term total return (i.e., earnings growth plus potential dividend yield) on invested capital from a flexible combination of current return and capital gains through investments in common stocks, convertible issues, money market instruments and bonds with a primary emphasis on common stocks.

NEUBERGER & BERMAN ADVISERS MANAGEMENT TRUST
Neuberger & Berman Advisers Management Trust is an open-end diversified management investment company established as a Massachusetts business trust on December 14, 1983. Shares of the Trust are offered in connection with certain variable annuity contracts and variable life insurance policies issued through life insurance company separate accounts and are also offered directly to qualified pension and retirement plans outside of the separate account context. The investment adviser is Neuberger & Berman Management Incorporated.

     - BALANCED PORTFOLIO
       Investment Objective: To provide long-term capital growth and reasonable current income without undue risk to principal. The Balanced Portfolio will seek to achieve its objective through investment of a portion of its assets in common stocks and a portion of its assets in debt securities. The Investment Adviser anticipates that the Balanced Portfolio's investments will normally be managed so that approximately 60% of the Portfolio's total assets will be invested in common stocks and the remaining assets will be invested in debt securities. However, depending on the Investment Adviser's views regarding current market trends, the common stock portion of the Portfolio's investments may be adjusted downward to as low as 50% or upward to as high as 70%. At least 25% of the Portfolio's assets will be invested in fixed income senior securities

     - GROWTH PORTFOLIO
       Investment Objective: The Portfolio seeks capital growth through investments in common stocks of companies that the investment adviser believes will have above average earnings or otherwise provide investors with above average potential for capital appreciation. To maximize this potential, the investment adviser may also utilize, from time to time, securities convertible into common stocks, warrants and options to purchase such stocks.


     - GUARDIAN PORTFOLIO
       Investment Objective: Capital appreciation and secondarily, current income. The Portfolio and its corresponding series seek to achieve these objectives by investing in common stocks of long-established, high-quality companies. Neuberger & Berman Management uses a value-oriented investment approach in selecting securities, looking for low price-to-earnings ratios, strong balance sheets, solid management, and consistent earnings.


     - LIMITED MATURITY BOND PORTFOLIO
       Investment Objective: To provide the high level of current income, consistent with low risk to principal and liquidity. As a secondary objective, it also seeks to enhance its total return through capital appreciation when market factors, such as falling interest rates and rising bond prices, indicate that capital appreciation may be available without significant risk to principal. It seeks to achieve its objectives through investments in a diversified portfolio of limited maturity debt securities. The Portfolio invests in securities which are at least investment grade and does not invest in junk bonds.

     - PARTNERS PORTFOLIO
       Investment Objective: To seek capital growth. This Portfolio will seek to achieve its objective by investing primarily in the common stock of established companies. Its investment program seeks securities believed to be undervalued based on fundamentals such as low price-to-earnings ratios, consistent cash flows, and support from asset values. The objective of the Partners Portfolio is not fundamental and can be changed by the Trustees of the Trust without shareholder approval. Shareholders will, however, receive at least 30 days prior notice thereof. There is no assurance the investment objective will be met.


OPPENHEIMER VARIABLE ACCOUNT FUNDS
The Oppenheimer Variable Account Funds is an open-end, diversified management investment company organized as a Massachusetts business trust in 1984. Shares of the Funds are sold only to provide benefits under variable life insurance policies and variable annuity contracts. OppenheimerFunds, Inc. is the Funds' investment advisor.

     - BOND FUND
       Investment Objective: Seeks a high level of current income by investing at least 65% of its total assets in investment grade debt securities, U.S. government securities and money market instruments. Investment grade debt securities would include those rated in one of the four highest ranking categories by any nationally-recognized rating organization or if unrated or split-rated (rated investment grade and below investment grade by different rating organizations), determined by OppenheimerFunds, Inc. to be of comparable quality. The Fund may invest up to 35% of its total assets in debt securities rated less than investment grade when consistent with the Fund's investment objectives. The Fund seeks capital growth as a secondary objective when consistent with its primary objective.


     - GLOBAL SECURITIES FUND
       Investment Objective: To seek long-term capital appreciation by investing a substantial portion of assets in securities of foreign issuers, "growth-type" companies, cyclical industries and special situations which are considered to have appreciation possibilities. Current income is not an objective. These securities may be considered to be speculative.

     - MULTIPLE STRATEGIES FUND
       Investment Objective: To seek a total investment return (which includes current income and capital appreciation in the value of its shares) from investments in common stocks and other equity securities, bonds and other debt securities, and "money market" securities.

STRONG OPPORTUNITY FUND II, INC. (FORMERLY, STRONG SPECIAL FUND II, INC.)
The Strong Opportunity Fund II, Inc. ("Opportunity Fund II") is a diversified, open-end management company commonly called a Mutual Fund. The Opportunity Fund II was incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life policies. Strong Capital Management, Inc. is the investment advisor of the Fund.

       Investment Objective: To seek capital appreciation through investments in a diversified portfolio of equity securities.

STRONG VARIABLE INSURANCE FUNDS, INC.
The Strong Variable Insurance Funds, Inc. is a diversified, open-end management investment company, commonly called a Mutual Fund. The Strong Discovery Fund II, Inc. ("Discovery Fund II") and Strong International Stock Fund II (the "International Stock Fund II") were incorporated in Wisconsin and may only be purchased by the separate accounts of insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Strong Capital Management, Inc. is the investment advisor for each of the Funds.

     - DISCOVERY FUND II, INC.
       Investment Objective: To seek maximum capital appreciation through investments in a diversified portfolio of securities. The Fund normally emphasizes investment in equity securities and may invest up to 100% of its total assets in equity securities including common stock, preferred stocks and securities convertible into common or preferred stocks. Although the Fund normally emphasizes investment in equity securities, the Fund has the flexibility to invest in any type of security that the Advisor believes has the potential for capital appreciation including up to 100% of its total assets in debt obligations, including intermediate to long-term corporate or U.S. government debt securities.

     - INTERNATIONAL STOCK FUND II
       Investment Objective: To seek capital growth by investing primarily in the equity securities of issuers located outside the United States.

VAN ECK WORLDWIDE INSURANCE TRUST
Van Eck Worldwide Insurance Trust is an open-end management investment company organized as a "business trust" under the laws of the Commonwealth of Massachusetts on January 7, 1987. Shares of the Trust are offered only to separate accounts of various insurance companies to fund benefits of variable insurance and annuity policies. The assets of the Trust are managed by Van Eck Associates Corporation.

     - WORLDWIDE BOND FUND
       Investment Objective: To seek high total return through a flexible policy of investing globally, primarily in debt securities. The portfolio does not invest in junk bonds.

     - WORLDWIDE EMERGING MARKETS FUND
       Investment Objective: Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world. The Fund specifically emphasizes investment in countries that, compared to the world's major economies, exhibit relatively low gross national product per capita, as well as the potential for rapid economic growth.

     - WORLDWIDE HARD ASSETS FUND
       Investment Objective: To seek long-term capital appreciation by investing globally, primarily in "Hard Assets Securities". Hard assets are tangible, finite assets, such as real estate, energy, timber, and industrial and precious metals. Income is a secondary consideration.

VAN KAMPEN AMERICAN CAPITAL LIFE INVESTMENT TRUST
The Van Kampen American Capital Life Investment Trust is an open-end diversified management investment company organized as a Massachusetts business trust on June 3, 1985. The Trust offers shares in separate funds which are sold only to insurance companies to provide funding for variable life insurance policies and variable annuity contracts. Van Kampen American Capital Asset Management, Inc. serves as the Fund's investment adviser.


     - MORGAN STANLEY REAL ESTATE SECURITIES PORTFOLIO
       Investment Objective: To seek long-term capital growth by investing in a portfolio of securities of companies operating in the real estate industry ("Real Estate Securities"). Current income is a secondary consideration. Real Estate Securities include equity securities, common stocks and convertible securities, as well as non-convertible preferred stocks and debt securities of real estate industry companies. A "real estate industry company" is a company that derives at least 50% of its assets (marked to market), gross income or net profits from the ownership, construction, management or sale of residential, commercial or industrial real estate. Under normal market conditions, at least 65% of the Fund's total assets will be invested in Real Estate Securities, primarily equity securities of real estate investment trusts. The Fund may invest up to 25% of its total assets in securities issued by foreign issuers, some or all of which may also be Real Estate Securities. There can be no assurance that the Fund will achieve its investment objective.


WARBURG PINCUS TRUST
The Warburg Pincus Trust ("Trust") is an open-end management investment company organized in March 1995 as a business trust under the laws of The Commonwealth of Massachusetts. The Trust offers its shares to insurance companies for allocation to separate accounts for the purpose of funding variable annuity and variable life contracts. Trust portfolios are managed by Warburg Pincus Asset Management, Inc. ("Warburg").

     - INTERNATIONAL EQUITY PORTFOLIO
       Investment Objective: To seek long-term capital appreciation by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgment of Warburg have their principal business activities and interests outside the United States. The Portfolio will ordinarily invest substantially all of its assets, but no less than 65% of its total assets, in common stocks, warrants and securities convertible into or exchangeable for common stocks. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets.


     - POST-VENTURE CAPITAL PORTFOLIO

       Investment Objective: The Portfolio seeks long-term growth of capital by investing primarily in equity securities of issuers in their post-venture capital stage of development and pursues an aggressive investment strategy. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in equity securities of "post-venture capital companies." A post-venture capital company is one that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as a part of a restructuring or recapitalization of the company. The Portfolio may invest up to 10% of its assets in venture capital and other investment funds.

     - SMALL COMPANY GROWTH PORTFOLIO
       Investment Objective: To seek capital growth by investing in a portfolio of equity securities of small-sized domestic companies. The Portfolio ordinarily will invest at least 65% of its total assets in common stocks or warrants of small-sized companies (i.e., companies having stock market capitalizations of between $25 million and $1 billion at the time of purchase) that represent attractive opportunities for capital growth. The Portfolio intends to invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process.

REINVESTMENT

The Underlying Mutual Fund options described above have as a policy the distribution of dividends in the form of additional shares (or fractions thereof) of the Underlying Mutual Funds. The distribution of additional shares will not affect the number of Accumulation Units attributable to a particular Policy (see "Allocation of Cash Value").

TRANSFERS

The Policy Owner may transfer Cash Value among the Sub-Accounts and the Fixed Account. A transfer will take effect on the date of receipt of written notice at the Home Office. Transfer requests must be in a written form acceptable to the Company.


After the first Policy Anniversary, the Policy Owner may annually transfer a portion of the value of the Variable Account to the Fixed Account, without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value from the Variable Account to the Fixed Account. The Company reserves the right to restrict transfers to the Fixed Account to 25% of the Cash Value. The Cash Value in each Sub-Account will be determined as of the date the transfer request is received at the Home Office in good order.


The Policy Owner may transfer a portion of the value of the Fixed Account to the Variable Account once each Policy Year without penalty or adjustment. The Policy Owner may request a transfer of up to 100% of the Cash Value in the Fixed Account to the Sub-Accounts. The Company reserves the right to restrict the amount of such transfers to 25% of the Cash Value in the Fixed Account.

Transfers may be made either in writing or, in states allowing such transfers, by telephone. This telephone exchange privilege is made available to Policy Owners automatically without the Policy Owner's election. The Company will employ reasonable procedures to confirm that instructions communicated by telephone are genuine. Such procedures may include the following: requesting identifying information, such as name, contract number, Social Security Number, and/or personal identification number; tape recording all telephone transactions; or providing written confirmation thereof to both the Policy Owner and any agent of record, at the last address of record; or such other procedures as the Company may deem reasonable. Although failure to follow reasonable procedures may result in the Company's liability for any losses due to unauthorized or fraudulent telephone transfers, the Company will not be liable for following instructions communicated by telephone which it reasonably believes to be genuine. Any losses incurred pursuant to actions taken by the Company in reliance on telephone instructions reasonably believed to be genuine will be borne by the Policy Owner.


Policy Owners who have entered into a Dollar Cost Averaging Agreement with the Company (see "Dollar Cost Averaging") may transfer from the Fixed Account to the Variable Account under the terms of that agreement.


Policies described in this prospectus may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, such firms or individuals obtain authorization from multiple Policy Owners to make transfers and exchanges among the Sub-Accounts on the basis of perceived market trends. Because of the unusually large transfers of funds associated with some of these transactions, the ability of the Company or Underlying Mutual Funds to process such transactions may be compromised, and the execution of such transactions may possibly disadvantage or work to the detriment of other Policy Owners not utilizing market timing services.

Accordingly, the right to exchange Cash Surrender Values among the Sub-Accounts may be subject to modification if such rights are exercised by a market timing firm or any other third party authorized to initiate transfer or exchange transactions on behalf of multiple Policy Owners. THE RIGHTS OF INDIVIDUAL POLICY OWNERS TO EXCHANGE CASH SURRENDER VALUES, WHEN INSTRUCTIONS ARE SUBMITTED DIRECTLY BY THE POLICY OWNER, OR BY THE POLICY OWNER'S REPRESENTATIVE OF RECORD AS AUTHORIZED BY THE EXECUTION OF A VALID NATIONWIDE LIMITED POWER OF ATTORNEY FORM, WILL NOT BE MODIFIED IN ANY WAY. In modifying such rights, the Company may, among other things, not accept: (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Policy Owner; or (2) the transfer or exchange instructions of individual Policy Owners who have executed preauthorized transfer of exchange forms which are submitted by market timing firms or other third parties in behalf of more than one Policy Owner at the same time. The Company will not impose any such restrictions or otherwise modify exchange rights unless such action is reasonably intended to prevent the use of such rights in manner that will disadvantage potentially impair the contract rights of other Policy Owners.


DOLLAR COST AVERAGING


If the total Cash Value, less Policy Indebtedness, is $15,000 or more, the Policy Owner may direct the Company to automatically transfer a specified amount from the Fidelity VIP High Income Portfolio, the NSAT-Money Market Fund, the NSAT-Government Bond Fund, the Neuberger & Berman AMT-Limited Maturity Bond Portfolio or the Fixed Account to any other Sub-Account within the Variable Account. Dollar Cost Averaging will occur on a monthly basis or on another frequency permitted by the Company. Dollar Cost Averaging is a long-term investment program which provides for regular, level investments over time. There is no guarantee that Dollar Cost Averaging will result in a profit or protect against loss. The minimum monthly transfer is $100. Monthly transfers from the Fixed Account must be equal to or less than 1/30th of the Fixed Account when the program is requested. Transfers will be processed until either the value in the originating Sub-Account is exhausted or the Policy Owner instructs the Home Office in writing to cancel the transfers.

The Company reserves the right to discontinue establishing new Dollar Cost Averaging programs. The Company also reserves the right to assess a processing fee for this service.


SUBSTITUTION OF SECURITIES


If shares of the Underlying Mutual Funds should no longer be available for investment by the Variable Account or if, in the judgment of the Company's management, further investment in such Underlying Mutual Funds is inappropriate, the Company may eliminate Sub-Accounts, combine two or more Sub-Accounts, or substitute one or more Underlying Mutual Funds for other Underlying Mutual Fund shares already purchased or to be purchased in the future by Net Premium payments under the Policy. No substitution of securities in the Variable Account may take place without prior approval of the SEC.

VOTING RIGHTS

Voting rights under the Policies apply only with respect to Cash Value allocated to the Sub-Accounts.


In accordance with its view of applicable law, the Company will vote the shares of the Underlying Mutual Funds at regular and special meetings of the shareholders. These shares will be voted in accordance with instructions received from Policy Owners. If the 1940 Act or any regulation thereunder should be amended or if the present interpretation changes permitting the Company to vote the shares of the Underlying Mutual Funds in its own right, the Company may elect to do so.

The Policy Owner is the person who has the voting interest under the Policy. The number of Underlying Mutual Fund shares attributable to each Policy Owner is determined by dividing the Policy Owner's interest in each respective Sub-Account by the Net Asset Value of the Underlying Mutual Fund corresponding to the Sub-Account. The number of shares which may be voted will be determined as of the date to be chosen by the Company not more than 90 days prior to the meeting of the Underlying Mutual Fund. Each person having a voting interest will receive periodic reports relating to the Underlying Mutual Fund, proxy material and a form with which to give such voting instructions.

Voting instructions will be solicited by written communication at least 21 days prior to such meeting. Underlying Mutual Fund shares to which no timely instructions are received will be voted by the Company in the same proportion as the voting instructions which are received with respect to all Policies participating in the Variable Account.


Notwithstanding contrary Policy Owner voting instructions, the Company may vote Underlying Mutual Fund shares in any manner necessary to enable the Underlying Mutual Fund to: (1) make or refrain from making any change in the investments or investment policies for any of the Underlying Mutual Funds, if required by an insurance regulatory authority; (2) refrain from making any change in the investment policies or any investment adviser or principal underwriter of any portfolio which may be initiated by Policy Owners or the Underlying Mutual Fund's Board of Directors, provided the Company's disapproval of the change is reasonable and, in the case of a change in the investment policies or investment adviser, based on a good faith determination that such change would be contrary to state law or otherwise inappropriate in light of the portfolio's objective and purposes; or (3) enter into or refrain from entering into any advisory agreement or underwriting contract, if required by any insurance regulatory authority.

                         INFORMATION ABOUT THE POLICIES

UNDERWRITING AND ISSUANCE

-Minimum Requirements for Issuance of a Policy

The Policies are designed to provide life insurance coverage and the flexibility to vary the amount and frequency of premium payments. At issue, the Policy Owner selects the initial Specified Amount and premium. The minimum Specified Amount is $50,000 ($100,000 in Pennsylvania and New Jersey). Policies may be issued to Insureds with issue ages 80 or younger. Before issuing any Policy, the Company requires satisfactory evidence of insurability which may include a medical examination.

-Premium Payments

The Initial Premium for a Policy is payable in full at the Home Office. Upon payment of an Initial Premium, temporary insurance may be provided, subject to a maximum amount. The effective date of permanent insurance coverage is dependent upon completion of all underwriting requirements, payment of the Initial Premium, and delivery of the Policy while the Insured is still living.


Premiums, other than the Initial Premium, may be made at any time while the Policy is in force subject to the limits described below. During the first three Policy Years, the total premium payments, less any Policy Indebtedness, less any partial surrenders, and less any partial surrender fee, must be greater than or equal to the Minimum Premium requirement in order to guarantee that the Policy remains in force. The Minimum Premium requirement is equal to the monthly Minimum Premium multiplied by the number of completed Policy months. The monthly Minimum Premium is shown on the Policy data page.

Each premium payment must be at least equal to the monthly Minimum Premium. Additional premium payments may be made at any time while the Policy is in force. However, the Company reserves the right to require satisfactory evidence of insurability before accepting any additional premium payment which results in an increase in the net amount at risk. Also, the Company will refund any portion of any premium payment which is determined to be in excess of the premium limit established by law to qualify the Policy as a contract for life insurance. The Company may also require that any existing Policy Indebtedness be repaid prior to accepting any additional premium payments. Additional premium payments or other changes to the contract may jeopardize the Policy's non-modified endowment status. The Company will monitor premiums paid and other Policy transactions and will notify the Policy Owner when non-modified endowment contract status is in jeopardy (see "Tax Matters").

ALLOCATION OF CASH VALUE


At the time a Policy is issued, its Cash Value will be based on the NSAT- Money Market Fund value or the Fixed Account value as if the Policy had been issued and the Initial Premium invested on the date such premium was received in good order by the Company. When the Policy is issued, the Net Premiums will be allocated to the NSAT- Money Market Fund (for any Net Premiums allocated to any Sub-Account on the application) or to the Fixed Account until the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy. Net Premiums not designated for the Fixed Account will be placed in the NSAT- Money Market Fund. At the expiration of the period in which the Policy Owner may exercise his or her short-term right to cancel the Policy, shares of the Underlying Mutual Funds specified by the Policy Owner are purchased at Net Asset Value for the respective Sub-Account(s). The Policy Owner may change the allocation of Net Premiums or may transfer Cash Value from one Sub-Account to another, subject to such terms and conditions as may be imposed by each Underlying Mutual Fund and as set forth in the prospectus. Net Premiums allocated to the Fixed Account at the time of application may not be transferred prior to the first Policy Anniversary (see "Transfers" and "Investments of the Variable Account").


The designation of investment allocations will be made by the prospective Policy Owner at the time of application for a Policy. The Policy Owner may change the way in which future Net Premiums are allocated by giving written notice to the Company. All percentage allocations must be in whole numbers, and must be at least 5%. The sum of allocations must equal 100%.

SHORT-TERM RIGHT TO CANCEL POLICY


A Policy may be returned for cancellation and a full refund of premium within 10 days after the Policy is received, within 45 days after the application for insurance is signed, or within 10 days after the Company mails or delivers a Notice of Right of Withdrawal, whichever is latest. In order to cancel the Policy, the Policy can be mailed or delivered to the registered representative who sold it, or to the Company. Immediately after such mailing or delivery, the Policy will be deemed void from the beginning. The Company will refund either the total premiums paid or the Cash Value, less Indebtedness, as prescribed by the state in which the Policy was issued, within seven days after it receives the Policy. The scope of this right may vary by state.


                                 POLICY CHARGES

DEDUCTIONS FROM PREMIUMS

The Company deducts a sales load from each premium payment received not to exceed 3.5% of each premium payment. On a current basis, the sales load is reduced to 1.5% on any portion of the annual premium paid in excess of the annual Break Point Premium. The total sales load actually deducted from any Policy will be equal to the sum of this front-end sales load plus any sales Surrender Charge that may be deducted from Policies that are surrendered.

The Company also pays any state premium taxes attributable to a particular Policy when incurred by the Company. The Company expects to pay an average state premium tax rate of approximately 2.5% of premiums for all states, although such tax rates range from 0% to 4%. To reimburse the Company for the payment of state premium taxes associated with the Policies, the Company deducts a charge for state premium taxes equal to 2.5% of all premium payments received. This charge may be more or less than the amount actually assessed by the state in which a particular Policy Owner lives. The Company does not expect to make a profit from this change.

SURRENDER CHARGES

The Company will deduct a Surrender Charge from the Cash Value for any Policy surrendered during the first nine Policy Years. The maximum initial Surrender Charge varies by issue age, sex, Specified Amount and underwriting classification and is calculated based on the initial Specified Amount. The following table illustrates the maximum initial Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis (see Appendix 1 for specific examples).

                    Initial Specified Amount $50,000-$99,999

      ISSUE               MALE                FEMALE                MALE                FEMALE
       AGE            NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD

       25                 $7.776               $7.521               $8.369               $7.818
       35                  8.817                8.398                9.811                8.891
       45                 12.191               11.396               13.887               12.169
       55                 15.636               14.011               18.415               15.116
       65                 22.295               19.086               26.577               20.641

                       Initial Specified Amount $100,000+

      ISSUE               MALE                FEMALE                MALE                FEMALE
       AGE            NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD

       25                 $5.776               $5.521               $6.369               $5.818
       35                  6.817                6.398                7.811                6.891
       45                  9.691                8.896               11.387                9.669
       55                 13.136               11.511               15.915               12.616
       65                 21.295               18.086               25.577               19.641

The Surrender Charge is comprised of two components: an underwriting Surrender Charge and sales Surrender Charge. The underwriting Surrender Charge varies by issue age in the following manner:

                              Charge per $1,000 of
                            Initial Specified Amount

      ISSUE            SPECIFIED AMOUNTS           SPECIFIED AMOUNTS
       AGE            LESS THAN $100,000           $100,000 OR MORE
       0-35                  $6.00                       $4.00
      36-55                   7.50                        5.00
      56-80                   7.50                        6.50

The underwriting Surrender Charge is designed to cover the administrative expenses associated with underwriting and issuing the Policy, including the costs of processing applications, conducting medical exams, determining insurability and the Insured's underwriting class, and establishing Policy records. The Company does not expect to profit from the underwriting Surrender Charge. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from mortality and expense risk charges (see "Deductions from the Sub-Accounts"). Additional premiums and/or income earned on assets in the Variable Account have no effect on these charges. The remainder of the Surrender Charge which is not attributable to the underwriting Surrender Charge component represents the sales Surrender Charge component. In no event will this component exceed 26 1/2% of the lesser of the Guideline Level Premium required in the first year or the premiums actually paid in the first year. The purpose of the sales Surrender Charge component is to reimburse the Company for some of the expenses incurred in the distribution of the Policies. The Company also deducts 3.5% of each premium for sales load (see "Deductions from Premiums").

-Reductions to Surrender Charges

The Surrender Charges are reduced in subsequent Policy Years in the following manner:

                       SURRENDER CHARGE                           SURRENDER CHARGE
    COMPLETED         AS A % OF INITIAL         COMPLETED         AS A % OF INITIAL
  POLICY YEARS        SURRENDER CHARGES        POLICY YEARS       SURRENDER CHARGES

        0                    100%                   5                    60%
        1                    100%                   6                    50%
        2                     90%                   7                    40%
        3                     80%                   8                    30%
        4                     70%                   9+                    0%

Special guaranteed maximum Surrender Charges apply in Pennsylvania (see Appendix
1).

DEDUCTIONS FROM CASH VALUE

The Company also deducts the following charges from the Cash Value on the Policy Date and each subsequent Monthly Anniversary Day:

     1.   monthly cost of insurance charges; plus

     2. monthly cost of any additional benefits provided by riders to the Policy; plus

     3. an administrative expense charge. This charge is $12.50 per month in the first year and $5 per month in renewal years. The charge in renewal years may be increased at the sole discretion of the Company but may not exceed $7.50 per month; plus

     4. the increase charge per $1000 applied to any increase in the Specified Amount (see "Specified Amount Increases"). The increase charge is $2.04 per year per $1000 and is shown on the Policy data page. This charge is designed to cover the costs associated with increasing the Specified Amount (see "Policy Charges"). This charge will be deducted on each Monthly Anniversary Day for the first 12 months after the increase becomes effective.

These deductions will be charged proportionately to the Cash Value in each Sub-Account and the Fixed Account.

-Monthly Cost of Insurance

The monthly cost of insurance charge for each Policy month is determined by multiplying the monthly cost of insurance rate by the net amount at risk. The net amount at risk is the difference between the death benefit and the Cash Value, each calculated at the beginning of the Policy month.


If death benefit Option 1 is in effect and there have been increases in the Specified Amount, then the Cash Value will first be considered a part of the initial Specified Amount. If the Cash Value exceeds the initial Specified Amount, it will then be considered a part of the additional increases in Specified Amount resulting from the increases in the order of the increases.


Monthly cost of insurance rates will not exceed those guaranteed in the Policy. Guaranteed cost of insurance rates for Policies issued on Specified Amounts less than $100,000 are based on the 1980 Commissioners Extended Term Mortality Table, Age Last Birthday (1980 CET). Guaranteed cost of insurance rates for Policies issued on Specified Amounts of $100,000 or more are based on the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO). Guaranteed cost of insurance rates for Policies issued on a substandard basis are based on appropriate percentage multiples of the 1980 CSO. These mortality tables are sex distinct. In addition, separate mortality tables will be used for standard and non-tobacco.

For Policies issued in Texas on a standard basis ("Special Class - Standard" in Texas), guaranteed cost of insurance rates for Specified Amounts less than $100,000 are based on 130% of the 1980 Commissioners Standard Ordinary Mortality Table, Age Last Birthday (1980 CSO).


The rate class of an Insured may affect the cost of insurance rate. The Company currently places Insureds into both standard rate classes and substandard rate classes that involve a higher mortality risk. In an otherwise identical Policy, an Insured in the standard rate class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks. The Company may also issue certain Policies on a "non-medical" basis to certain categories of individuals. Due to the underwriting criteria established for Policies issued on a non-medical basis, actual rates will be higher than the current cost of insurance rates being charged under Policies that are medically underwritten.

-Monthly Administrative Charge

The Company deducts a monthly Administrative Expense Charge to reimburse it for certain expenses related to maintenance of the Policies, accounting and record keeping and periodic reporting to Policy Owners. This charge is designed only to reimburse the Company for certain actual administrative expenses. The Company does not expect to recover from this charge any amount in excess of aggregate maintenance expenses. Currently, this charge is $12.50 per month in the first year, $5 per month in renewal years. The Company may, at its sole discretion, increase this charge. However, the Company guarantees that this charge will never exceed $25 per month in the first year and $7.50 per month in renewal years.

-Increase Charge


The Increase Charge is comprised of two components: an underwriting and administration charge as well as a sales charge (see "Specified Amount Increases"). The underwriting and administration charge is $1.50 per year per $1,000. This charge is to cover the cost of underwriting the increases and any processing expenses. The Company does not expect to profit from this charge. The sales charge is equal to $0.54 per year per $1000 and reimburses the Company for expenses incurred in distribution.


DEDUCTIONS FROM THE SUB-ACCOUNTS


The Company assumes certain risks for guaranteeing the Mortality and Expense Risk Charges. The mortality risk assumed under the Policies is that the Insured may not live as long as expected. The expense risk assumed is that the actual expenses incurred in issuing and administering the Policies may be greater than expected. In addition, the Company assumes risks associated with the non-recovery of Policy issue, underwriting and other administrative expenses due to Policies which lapse or are surrendered in the early Policy Years.


To compensate the Company for assuming these risks associated with the Policies, the Company deducts on a daily basis from the assets of the Variable Account a charge to provide for mortality and expense risks. This charge is equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the Mortality and Expense Risk Charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. For Policies issued in New York, such reduction occurs regardless of the amount of Cash Surrender Value on such anniversary. To the extent that future levels of mortality and expenses are less than or equal to those expected, the Company may realize a profit from this charge. The Surrender Charge may be insufficient to recover certain expenses related to the sale of the Policies. Unrecovered expenses are borne by the Company's general assets which may include profits, if any, from the Mortality and Expense Risk Charge (see "Surrender Charge").

The Company does not currently assess any charge for income taxes incurred by the Company as a result of the operations of the Sub-Accounts (see "Taxation of the Company"). The Company reserves the right to assess a charge for such taxes against the Variable Account if the Company determines that such taxes will be incurred.

REDUCTION OF CHARGES

The Policy is available for purchase by individuals, corporations and other groups. For group or sponsored arrangements (including employees of the Company and their family members) and for special exchange programs which the Company may make available from time to time, the Company reserves the right to reduce or eliminate the sales load, Surrender Charge, monthly administrative charge, monthly cost of insurance charges, or other charges normally assessed on certain multiple life cases where it is expected that the size or nature of such cases will result in savings of sales, underwriting, administrative, or other costs.


Eligibility for and the amount of these reductions will be determined by a number of factors, including the number of Insureds, the total premium expected to be paid, total assets under management for the Policy Owner, the nature of the relationship among individual Insureds, the purpose for which the Policies are being purchased, the expected persistency of individual Policies, and any other circumstances which, in the opinion of the Company are rationally related to the expected reduction in expenses. The extent and nature of reductions may change from time to time. Any variations in the charge structure will be determined in a uniform manner reflecting differences in costs of services and not unfairly discriminatory to Policy Owners.

EXPENSES OF THE UNDERLYING MUTUAL FUNDS


Underlying Mutual Fund shares are purchased at Net Asset Value, which reflects the deduction of investment management fees and certain other expenses. The management fees are charged by each Underlying Mutual Fund's investment adviser for managing the Underlying Mutual Fund and selecting its portfolio of securities. Other Underlying Mutual Fund expenses can include such items as interest expense on loans and contracts with transfer agents, custodians, and other companies that provide services to the Underlying Mutual Fund. The management fees and other expenses for each Underlying Mutual Fund for its most recently completed fiscal year, expressed as a percentage of the Underlying Mutual Fund's average assets, are as follows:


                     UNDERLYING MUTUAL FUND ANNUAL EXPENSES
                  (AFTER EXPENSE REIMBURSEMENT - IF APPLICABLE)

--------------------------------------------------------------------------------------------------------------------------
                                                                     Management Fees   Other Expenses    Total Expenses
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American Century VP           1.00%            0.00%            1.00%
Advantage
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American Century VP           1.00%            0.00%            1.00%
Balanced
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American Century VP           1.00%            0.00%            1.00%
Capital Appreciation
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American Century VP           0.70%            0.00%            0.70%
Income & Growth
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American Century VP           1.50%            0.00%            1.50%
International
--------------------------------------------------------------------------------------------------------------------------
American Century Variable Portfolios, Inc.-American Century VP Value     1.00%            0.00%            1.00%
--------------------------------------------------------------------------------------------------------------------------
The Dreyfus Socially Responsible Growth Fund                             0.75%            0.01%            0.76%
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Stock Index Fund, Inc.                                           0.25%            0.03%            0.28%
--------------------------------------------------------------------------------------------------------------------------
Dreyfus Variable Investment Fund-Growth and Income Portfolio             0.75%            0.05%            0.80%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity Income Portfolio                                     0.50%            0.07%            0.57%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Growth Portfolio                                            0.60%            0.07%            0.67%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                       0.59%            0.12%            0.71%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                          0.75%            0.15%            0.90%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                  0.55%            0.09%            0.64%
--------------------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio                                     0.60%            0.08%            0.68%
--------------------------------------------------------------------------------------------------------------------------
NSAT - Capital Appreciation Fund                                         0.60%            0.09%            0.69%
--------------------------------------------------------------------------------------------------------------------------
NSAT - Government Bond Fund                                              0.50%            0.08%            0.58%
--------------------------------------------------------------------------------------------------------------------------
NSAT - Money Market Fund                                                 0.40%            0.08%            0.48%
--------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Cap Value Fund                                   0.50%            0.55%            1.05%
--------------------------------------------------------------------------------------------------------------------------
NSAT - Nationwide Small Company Fund                                     1.00%            0.11%            1.11%
--------------------------------------------------------------------------------------------------------------------------
NSAT - Total Return Fund                                                 0.60%            0.07%            0.67%
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Balanced Portfolio        0.85%            0.19%            1.04%
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Growth Portfolio          0.83%            0.07%            0.90%
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Guardian Portfolio        0.60%            0.40%            1.00%
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Limited Maturity          0.65%            0.12%            0.77%
Bond Portfolio
--------------------------------------------------------------------------------------------------------------------------
Neuberger & Berman Advisers Management Trust - Partners Portfolio        0.80%            0.06%            0.86%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds  - Bond Fund                          0.73%            0.05%            0.78%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Global Securities Fund              0.70%            0.06%            0.76%
--------------------------------------------------------------------------------------------------------------------------
Oppenheimer Variable Account Funds - Multiple Strategies Fund            0.72%            0.03%            0.75%
--------------------------------------------------------------------------------------------------------------------------
Strong Opportunity Fund II, Inc.                                         1.00%            0.15%            1.15%
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.- Discovery Fund II, Inc.           1.00%            0.18%            1.18%
--------------------------------------------------------------------------------------------------------------------------
Strong Variable Insurance Funds, Inc.-- International Stock Fund II      1.00%            0.51%            1.51%
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Bond Fund                  1.00%            0.12%            1.12%
--------------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------------------------------------------------
                                                                     Management Fees   Other Expenses    Total Expenses
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust - Worldwide Emerging Markets Fund      0.80%            0.00%            0.80%
--------------------------------------------------------------------------------------------------------------------------
Van Eck Worldwide Insurance Trust- Worldwide Hard Assets Fund            1.00%            0.17%            1.17%
--------------------------------------------------------------------------------------------------------------------------
Van Kampen American Capital Life Investment Trust - Morgan Stanley       1.00%            0.07%            1.07%
Real Estate Securities Portfolio
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - International Equity Portfolio                    1.00%            0.35%            1.35%
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Post-Venture Capital Portfolio                    1.07%            0.33%            1.40%
--------------------------------------------------------------------------------------------------------------------------
Warburg Pincus Trust - Small Company Growth Portfolio                    0.90%            0.24%            1.14%
--------------------------------------------------------------------------------------------------------------------------

The Underlying Mutual Fund expenses are assessed at the Underlying Mutual Fund level and are not direct charges against the Variable Account or reductions in Cash Value. These Underlying Mutual Fund expenses are taken into consideration in computing each Underlying Mutual Fund's Net Asset Value, which is the share price used to calculate the Accumulation Unit value. None of the above Underlying Mutual Funds are subject to 12(b)(1) fees. The following Underlying Mutual Funds are subject to fee waivers or expense reimbursement arrangements:

    ---------------------------- --------------------------------------------------------------------------------------------
               FUND                                       EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
    ---------------------------- --------------------------------------------------------------------------------------------
    Fidelity VIP Equity Income   The Management Fees, Other Expenses and Total Expenses are net of any fee waivers or
    Portfolio                    expenses  reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses  resulting in a reduction of total  expenses.  Without such waivers or  reimbursements,  Management  Fees would have equaled  0.50%,  Other  Expenses  would  have  equaled 0.08% and Total Expenses would have equaled 0.58%
    ---------------------------- --------------------------------------------------------------------------------------------
    Fidelity VIP Growth          The Management Fees, Other Expenses and Total Expenses are net of any fee waivers or
    Portfolio                    expenses  reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses  resulting in a reduction of total  expenses.  Without such waivers or  reimbursements,  Management  Fees would have equaled  0.60%,  Other  Expenses  would  have  equaled 0.09% and Total Expenses would have equaled 0.69%
    ---------------------------- --------------------------------------------------------------------------------------------
    Fidelity VIP Overseas        The Management Fees, Other Expenses and Total Expenses are net of any fee waivers or
    Portfolio                    expenses reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses.  Without such waivers or reimbursements, Management Fees would have equaled  0.75%,  Other Expenses would have equaled 0.17% and Total Expenses would have equaled 0.92%
    ---------------------------- --------------------------------------------------------------------------------------------
    Fidelity VIP II Asset        The Management Fees, Other Expenses and Total Expenses are net of any fee waivers or
    Manager Portfolio            expenses reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses resulting in a reduction of total expenses. Without such waivers or  reimbursements, Management Fees would have equaled 0.55%,
                                 Other  Expenses  would  have equaled 0.10% and Total Expenses would have equaled 0.65%
    ---------------------------- --------------------------------------------------------------------------------------------
    Fidelity VIP II Contrafund   The Management Fees,  Other Expenses and Total Expenses are net of any Portfolio fee waivers
    Portfolio                    or expenses reimbursements.  The investment  adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses  resulting in a reduction of total  expenses.  Without such waivers or  reimbursements,  Management  Fees would have equaled 0.60%, Other  Expenses  would  have  equaled  0.11%  and Total Expenses would have equaled 0.71%
    ---------------------------- --------------------------------------------------------------------------------------------
    NSAT - Nationwide Small      The Management Fees, Other Expenses and Total Expenses are net of any fee waivers
    Cap Value Fund               or expenses  reimbursements.  The investment adviser has voluntarily agreed to reimburse a portion of the management fees and/or other expenses  resulting in a reduction of total  expenses.  Without such waivers or  reimbursements,  Management  Fees would have equaled 0.90%,  Other  Expenses  would  have  equaled 5.41%  and Total Expenses would have equaled 6.31%
    ---------------------------- --------------------------------------------------------------------------------------------
    Van Eck Worldwide            The Management Fees,  Other Expenses and Total Expenses are net of any fee waivers
    Insurance Trust - Worldwide  or expenses reimbursements.  The investment adviser  has voluntarily agreed to reimburse
    Emerging Markets Fund        a portion of the management fees and/or other expenses resulting in a  reduction of total expenses. Without such waivers or  reimbursements,  Management  Fees  would  have equaled 1.00%, Other  Expenses  would  have  equaled  0.34%  and Total Expenses would have equaled 1.34%
    ---------------------------- --------------------------------------------------------------------------------------------


    ---------------------------- --------------------------------------------------------------------------------------------
               FUND                                       EXPENSES WITHOUT REIMBURSEMENT OR WAIVER
    ---------------------------- --------------------------------------------------------------------------------------------
    Van Eck Worldwide            The Management Fees,  Other Expenses and Total Expenses are net of any fee waivers
    Insurance Trust - Worldwide  or expenses  reimbursements.  The investment adviser has voluntarily agreed to
    Hard Assets Fund             reimburse a portion of the management fees and/or  other expenses resulting in a reduction of total  expenses.  Without such waivers or  reimbursements,  Management  Fees would have equaled 1.00%,  Other  Expenses  would  have  equaled  0.18% and Total Expenses would have equaled 1.18%
    ---------------------------- --------------------------------------------------------------------------------------------
    Warburg Pincus Trust -       The Management Fees,  Other Expenses and Total  Expenses are net of any reimburse
    International Equity         or expenses reimbursements.  The  investment adviser has voluntarily agreed to reimburse
    Portfolio                    a portion of the management fees and/or  other expenses resulting in a reduction of total  expenses.  Without such waivers or  reimbursements,  Management  Fees would have equaled  1.00%,  Other  Expenses  would  have  equaled 0.36% and Total Expenses would have equaled 1.36%
    ---------------------------- --------------------------------------------------------------------------------------------
    Warburg Pincus Trust -       The Management Fees, Other Expenses and  Total  Expenses are net of any fee waivers
    Post- Venture Capital        or expenses reimbursements.  The  investment adviser has voluntarily agreed to reimburse
    Portfolio                    a portion of the management fees and/or  other expenses resulting in a reduction of total  expenses.  Without such waivers or  reimbursements,  Management  Fees would have equaled 1.25%, Other  Expenses  would  have  equaled 0.33%  and Total Expenses would have equaled 1.58%
    ---------------------------- --------------------------------------------------------------------------------------------
    Warburg Pincus Trust -       The Management Fees,  Other Expenses and Total  Expenses are net of any fee waivers
    Small Company Growth         or expenses reimbursements.  The investment adviser  has voluntarily agreed to reimburse
    Portfolio                    a portion of the management fees and/or other expenses  resulting in a reduction of total  expenses.  Without such waivers or  reimbursements,  Management  Fees would have equaled  0.90%,  Other  Expenses would  have  equaled  0.25% and Total Expenses would have equaled 1.15%
    ---------------------------- --------------------------------------------------------------------------------------------


The information relating to the Underlying Mutual Fund expenses was provided by the Underlying Mutual Fund and was not independently verified by the Company.

                            HOW THE CASH VALUE VARIES

On any date during the Policy Year, the Cash Value equals the Cash Value on the preceding Valuation Date, plus any Net Premium applied since the previous Valuation Date, minus any partial surrenders, plus or minus any investment results, and less any Policy Charges.


There is no guaranteed Cash Value. The Cash Value will vary with the investment experience of the Variable Account and/or the daily crediting of interest to the Fixed Account and Policy Loan Account, depending on the allocation of Cash Value by the Policy Owner.


HOW THE INVESTMENT EXPERIENCE IS DETERMINED

The Cash Value in each Sub-Account is converted to Accumulation Units of that Sub-Account. The conversion is accomplished by dividing the amount of Cash Value allocated to a Sub-Account by the value of an Accumulation Unit for the Sub-Account in the Valuation Period during which the allocation occurs.


The value of an Accumulation Unit for each Sub-Account was arbitrarily set initially at $10 when the Underlying Mutual Fund shares in that Sub-Account were available for purchase. The value for any subsequent Valuation Period is determined by multiplying the Accumulation Unit value for each Sub-Account for the immediately preceding Valuation Period by the net investment factor for the Sub-Account during the subsequent Valuation Period. Although the number of Accumulation Units will not change as a result of investment experience, the value of an Accumulation Unit may increase or decrease from Valuation Period to Valuation Period.

NET INVESTMENT FACTOR

The net investment factor for any Valuation Period is determined by dividing (a) by (b) and then subtracting (c) from the result where:

(a)    is the net of:

       (1) the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the current Valuation Period; and

       (2) the per share amount of any dividend or income distributions made by the Underlying Mutual Fund held in the Sub-Account if the ex-dividend date occurs during the current Valuation Period.


(b) is the Net Asset Value per share of the Underlying Mutual Fund held in the Sub-Account determined at the end of the immediately preceding Valuation Period.
                                       26

(c) is a factor representing the daily Mortality and Expense Risk Charge deducted from the Variable Account. Such factor is equal to an annual rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the Mortality and Expense Risk Charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. For Policies issued in New York, such reduction occurs regardless of the amount or Cash Surrender Value on such anniversary.

For Underlying Mutual Funds that credit dividends on a daily basis and pay such dividends once a month, the net investment factor allows for the monthly reinvestment of these daily dividends.

The net investment factor may be greater or less than one; therefore, the value of an Accumulation Unit may increase or decrease. It should be noted that changes in the net investment factor may not be directly proportional to changes in the Net Asset Value of Underlying Mutual Fund shares, because of the deduction for Mortality and Expense Risk Charge, and any charge or credit for tax reserves.

DETERMINING THE CASH VALUE


The Cash Value is the sum of the value of all Accumulation Units and amounts credited to the Fixed Account. The number of Accumulation Units credited to each Sub-Account is determined by dividing the net amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account for the Valuation Period during which the premium is received by the Company. If part or all of the Cash Value is surrendered, or charges or deductions are made against the Cash Value, an appropriate number of Accumulation Units from the Variable Account and an appropriate amount from the Fixed Account will be deducted in the same proportion that the Policy Owner's interest in the Variable Account and the Fixed Account bears to the total Cash Value.


The Cash Value in the Fixed Account and the Policy Loan Account is credited with interest daily at an effective annual rate which the Company periodically declares. The annual effective rate will never be less than 4%. Upon request, the Company will inform the Policy Owner of the then applicable rates for each account.

VALUATION DATE AND VALUATION PERIOD


A Valuation Date is each day that the New York Stock Exchange and the Home Office are open for business, or any other day during which there is sufficient degree of trading of the Underlying Mutual Fund shares, such that the current Net Asset Value of the Accumulation Units might be materially affected. A Valuation Period is the period commencing at the close of business on a Valuation Date and ending at the close of business for the next succeeding Valuation Date.


                        SURRENDERING THE POLICY FOR CASH
RIGHT TO SURRENDER

The Policy Owner may surrender the Policy in full at any time while the Insured is living and receive its Cash Surrender Value. The cancellation will be effective as of the date the Company receives a proper written request for cancellation and the Policy. Such written request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange, or by a commercial bank or a savings and loan, which is a member of the Federal Deposit Insurance Corporation or other eligible guarantor institution as defined by federal securities laws and regulations. In some cases, the Company may require additional documentation of a customary nature.

CASH SURRENDER VALUE

The Cash Surrender Value increases or decreases daily to reflect the investment experience of the Variable Account and the daily crediting of interest to the Fixed Account and the Policy Loan Account. The Cash Surrender Value equals the Cash Value, next computed after the date the Company receives a proper written request for surrender, minus any charges, Policy Indebtedness or other deductions due on that date, which may also include a Surrender Charge.

PARTIAL SURRENDERS


After the Policy has been in force for one year, the Policy Owner may request a partial surrender. Partial surrenders will be permitted only if the following requirements are satisfied:


     1.   The minimum partial surrender is $500;

     2. The partial surrender may not reduce the Specified Amount to less than $50,000;

     3. After the partial surrender, the Cash Surrender Value is greater than $500 or an amount equal to three times the current monthly deduction if higher;

     4. The maximum total partial surrenders in any Policy Year are limited to 10% of the total premium payments. On a current basis, this requirement is waived in years 15 and beyond provided the Cash Surrender Value is $10,000 or more after the withdrawal; and

     5. After the partial surrender, the Policy continues to qualify as life insurance.

When a partial surrender is made, the Cash Value is reduced by the amount of the partial surrender. Under death benefit Option 1, the Specified Amount is reduced by the amount of the partial surrender, unless the death benefit is based on the applicable percentage of the Cash Value. In such a case, a partial surrender will decrease the Specified Amount by the amount by which the partial surrender exceeds the difference between the death benefit and the Specified Amount.

Surrender Charges will be waived for any partial surrenders which satisfy the above conditions. Certain partial surrenders may result in currently taxable income and tax penalties (see "Tax Matters").

MATURITY PROCEEDS

The Maturity Date is the Policy Anniversary on or next following the Insured's 95th birthday. The maturity proceeds will be payable to the Policy Owner on the Maturity Date provided the Policy is still in force. The maturity proceeds will be equal to the amount of the Cash Value, less any Indebtedness.

INCOME TAX WITHHOLDING

Federal law requires the Company to withhold income tax from any portion of surrender proceeds that is subject to tax, unless the Policy Owner advises the Company, in writing, of his or her request not to withhold.

If the Policy Owner requests that the Company not withhold taxes, or if the taxes withheld are insufficient, the Policy Owner may be liable for payment of an estimated tax. The Policy Owner should consult his or her tax advisor.

In certain employer-sponsored life insurance arrangements, including equity split dollar arrangements, participants may be required to report for income tax purposes, one or more of the following: (1) the value each year of the life insurance protection provided; (2) an amount equal to any employer-paid premiums; or (3) some or all of the amount by which the current value of the contract exceeds the employer's interest in the contract. Participants should consult with the sponsor of the administrator of the plan, and/or with their personal tax or legal advisers, to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.

                                  POLICY LOANS

TAKING A POLICY LOAN

After the first Policy Year, the Policy Owner may take a Policy loan using the Policy as security. Maximum Policy Indebtedness is limited to 90% of the Cash Value, less Surrender Charge, less interest due on the next Policy Anniversary. Maximum Policy Indebtedness in Texas is limited to 90% of the Cash Value in the Sub-Accounts and 100% of the Cash Value in the Fixed Account, less Surrender Charge, less interest due on the next Policy Anniversary. The Company will not grant a loan for an amount less than $200. Should the Death Proceeds become payable, the Policy be surrendered, or the Policy mature while a loan is outstanding, the amount of Policy Indebtedness will be deducted from the death benefit, Cash Surrender Value or the maturity value, respectively.

Any request for a Policy loan must be in written form satisfactory to the Company. The request must be signed and, where permitted, the signature guaranteed by a member firm of the New York, American, Boston, Midwest, Philadelphia or Pacific Stock Exchange; or by a commercial bank or a savings and loan which is a member of the Federal Deposit Insurance Corporation. Certain policy loans may result in currently taxable income and tax penalties (see "Tax Matters").

A Policy Owner considering the use of Policy loans in connection with his or her retirement income plan should consult his or her personal tax adviser regarding potential tax consequences that may arise if necessary payments are not made to keep the Policy from lapsing. The amount of such payments necessary to prevent the Policy from lapsing would increase with age (see "Tax Matters").

EFFECT ON INVESTMENT PERFORMANCE

When a loan is made, an amount equal to the amount of the loan is transferred from the Variable Account to the Policy Loan Account. If the assets relating to a Policy are held in more than one Sub-Account, withdrawals from Sub-Accounts will be made in proportion to the assets in each Sub-Account at the time of the loan. Policy loans will be transferred from the Fixed Account only when insufficient amounts are available in the Sub-Accounts. The amount taken out of the Variable Account will not be affected by the Variable Account's investment experience while the loan is outstanding.

INTEREST

On a current basis, Policy loans are credited with an annual effective rate of 5.1% during Policy Years 2 through 14 and an annual effective rate of 6% during the 15th and subsequent Policy Years. The rate is guaranteed never to be lower than 5.1%. The Company may change the current interest crediting rate on Policy loans at its sole discretion. The loan interest rate is 6% per year for all Policy loans. In the event that it is determined that such loans will be treated, as a result of the differential between the interest crediting rate and the loan interest rate, as taxable distributions under any applicable ruling, regulation, or court decision, the Company retains the right to increase the net cost (by decreasing the interest crediting rate) on all subsequent Policy loans to an amount that would result in the transaction being treated as a loan under federal tax law. If this amount is not prescribed by such ruling, regulation, or court decision, the amount will be that which the Company considers to be more likely to result in the transaction being treated as a loan under federal tax law.


Amounts transferred to the Policy Loan Account will earn interest daily from the date of transfer. The earned interest is transferred from the Policy Loan Account to the Variable Account or the Fixed Account on each Policy Anniversary or at the time of loan repayment. It will be allocated according to the fund allocation factors in effect at the time of the transfer.

Interest is charged daily and is payable at the end of each Policy Year or at the time of loan repayment. Unpaid interest will be added to the existing Policy Indebtedness as of the due date and will be charged interest at the same rate as the rest of the Indebtedness.

Whenever the total Policy Indebtedness exceeds the Cash Value, less any Surrender Charges, the Company will send a notice to the Policy Owner and the assignee, if any. The Policy will terminate without value 61 days after the mailing of the notice unless a sufficient repayment is made during that period. A repayment is sufficient if it is large enough to reduce the total Policy Indebtedness to an amount equal to the total Cash Value, less any Surrender Charges, plus an amount sufficient to continue the Policy in force for 3 months.

EFFECT ON DEATH BENEFIT AND CASH VALUE

A Policy loan, whether or not repaid, will have a permanent effect on the death benefit and Cash Value because the investment results of the Variable Account or the Fixed Account will apply only to the non-loaned portion of the Cash Value. The longer the loan is outstanding, the greater the effect is likely to be. Depending on the investment results of the Variable Account or the Fixed Account while the loan is outstanding, the effect could be favorable or unfavorable.

REPAYMENT

All or part of the Indebtedness may be repaid at any time while the Policy is in force during the Insured's lifetime. Any payment intended as a loan repayment, rather than a premium payment, must be identified as such. Loan repayments will be credited to the Sub-Accounts and the Fixed Account in proportion to the Policy Owner's fund allocation factors in effect at the time of the repayment. Each repayment may not be less than $50. The Company reserves the right to require that any loan repayments resulting from Policy loans transferred from the Fixed Account must be first allocated to the Fixed Account.

                          HOW THE DEATH BENEFIT VARIES

CALCULATION OF THE DEATH BENEFIT

At Policy issue, the Policy Owner selects the Specified Amount.

While the Policy is in force, the death benefit will never be less than the Specified Amount. The death benefit may vary with the Cash Value of the Policy, which depends on investment performance.

The Policy Owner may choose one of two death benefit options. Under Option 1, the death benefit will be the greater of the Specified Amount or the applicable percentage of Cash Value. Under Option 1, the amount of the death benefit will ordinarily not change for several years to reflect the investment performance and may not change at all. If investment performance is favorable, the amount of death benefit may increase. To see how and when investment performance will begin to affect death benefits, please see the illustrations. Under Option 2, the death benefit will be the greater of the Specified Amount plus the Cash Value, or the applicable percentage of Cash Value and will vary directly with the investment performance.

The term "applicable percentage" means:

     1. 250% when the Insured is Attained Age 40 or less at the beginning of a Policy Year; and

     2. when the Insured is above Attained Age 40, the percentage shown in the "Applicable Percentage of Cash Value Table."

                    APPLICABLE PERCENTAGE OF CASH VALUE TABLE

    ATTAINED           PERCENTAGE          ATTAINED           PERCENTAGE          ATTAINED          PERCENTAGE
       AGE           OF CASH VALUE            AGE           OF CASH VALUE           AGE            OF CASH VALUE
       ---           -------------            ---           -------------           ---            -------------

      0-40                250%                60                 130%                80                105%
       41                 243%                61                 128%                81                105%
       42                 236%                62                 126%                82                105%
       43                 229%                63                 124%                83                105%
       44                 222%                64                 122%                84                105%
       45                 215%                65                 120%                85                105%
       46                 209%                66                 119%                86                105%
       47                 203%                67                 118%                87                105%
       48                 197%                68                 117%                88                105%
       49                 191%                69                 116%                89                105%
       50                 185%                70                 115%                90                105%
       51                 178%                71                 113%                91                104%
       52                 171%                72                 111%                92                103%
       53                 164%                73                 109%                93                102%
       54                 157%                74                 107%                94                101%
       55                 150%                75                 105%                95                100%
       56                 146%                76                 105%
       57                 142%                77                 105%
       58                 138%                78                 105%
       59                 134%                79                 105%

PROCEEDS PAYABLE ON DEATH


The actual Death Proceeds payable on the Insured's death will be the death benefit as described above, less any Policy Indebtedness, less any unpaid Policy Charges. Under certain circumstances, the Death Proceeds may be adjusted (see "Incontestability", "Error in Age or Sex" and "Suicide").


                  RIGHT TO EXCHANGE FOR A FIXED BENEFIT POLICY

The Policy Owner may exchange the Policy for a flexible premium adjustable life insurance policy offered by the Company on the Policy Date. The benefits for the new policy will not vary with the investment experience of a separate account. The exchange must be elected within 24 months from the Policy Date. No evidence of insurability will be required.

The policy owner and beneficiary under the new policy will be the same as those under the exchanged Policy on the effective date of the exchange. The new policy will have a death benefit on the exchange date not more than the death benefit of the original Policy immediately prior to the exchange date. The new policy will have the same policy date and issue age as the original Policy. The initial specified amount and any increases in specified amount will have the same rate class as those of the original Policy. Any Indebtedness may be transferred to the new policy.

The exchange may be subject to an equitable adjustment in rates and values to reflect variances, if any, in the rates and values between the two policies. After adjustment, if any excess is owed the Policy Owner, the Company will pay the excess to the Policy Owner in cash. The exchange may be subject to federal income tax withholding (see "Income Tax Withholding").

                          CHANGES OF INVESTMENT POLICY


The Company may materially change the investment policy of the Variable Account. The Company must inform the Policy Owners and obtain all necessary regulatory approvals. Any change must be submitted to the various state insurance departments which will disapprove it if deemed detrimental to the interests of the Policy Owners or if it renders the Company's operations hazardous to the public. If a Policy Owner objects, the Policy may be converted to a substantially comparable Nationwide General Account life insurance policy offered by the Company on the life of the Insured. The Policy Owner has the later of 60 days (6 months in Pennsylvania) from the date of the investment policy change or 60 days (6 months in Pennsylvania) from being informed of such change to make this conversion. The Company will not require evidence of insurability for this conversion.


The new policy will not be affected by the investment experience of any Variable Account. The new policy will be for an amount of insurance not exceeding the death benefit of the Policy converted on the date of such conversion.

                                  GRACE PERIOD

-FIRST THREE POLICY YEARS

This Policy will not lapse during the first three Policy Years provided that on each Monthly Anniversary Day (1) is greater than or equal to (2) where:

       (1) is the sum of all premiums paid to date, minus any Policy Indebtedness, minus any partial surrenders, and minus any partial surrender fee; and

       (2) is the sum of monthly Minimum Premiums required since the Policy Date including the monthly Minimum Premium for the current Monthly Anniversary Day.

If (1) is less than (2) and the Cash Surrender Value is less than zero, a grace period of 61 days from the Monthly Anniversary Day will be allowed for the payment of sufficient premium to satisfy the Minimum Premium requirement. If sufficient premium is not paid by the end of the grace period, the Policy will lapse without value. In any event, the Policy will not lapse as long as there is a positive Cash Surrender Value.

-POLICY YEARS FOUR AND AFTER

If the Cash Surrender Value on a Monthly Anniversary Day is not sufficient to cover the current Policy Charges, a grace period of 61 days from the Monthly Anniversary Day will be allowed for the payment of sufficient premium to cover the current Policy Charges due, plus an amount equal to three times the current monthly deduction.

-ALL POLICY YEARS

The Company will send a notice at the start of the grace period to the Policy Owner's last known address. If the Insured dies during the grace period, the Company will pay the Death Proceeds.

                                  REINSTATEMENT

If the grace period ends and the Policy Owner has neither paid the required premium nor surrendered the Policy for its Cash Surrender Value, the Policy Owner may reinstate the Policy by:

     1. submitting a written request at any time within 3 years after the end of the grace period and prior to the Maturity Date;

     2.   providing evidence of insurability satisfactory to the Company;

     3. paying an amount of premium equal to the sum of the Minimum Premiums missed since the beginning of the grace period if the Policy terminated in the first three Policy Years;

     4. paying sufficient premium to cover all Policy Charges that were due and unpaid during the grace period if the Policy terminated in the fourth or later Policy Year;

     5. paying sufficient premium to keep the Policy in force for 3 months from the date of reinstatement; and 6. paying or reinstating any Indebtedness against the Policy which existed at the end of the grace period.

The effective date of a reinstated Policy will be the Monthly Anniversary Day on or next following the date the application for reinstatement is approved by the Company. If the Policy is reinstated, the Cash Value on the date of reinstatement, but prior to applying any premiums or loan repayments received, will be set equal to the lesser of:

     1.   the Cash Value at the end of the grace period; or

     2. the Surrender Charge for the Policy Year in which the Policy was reinstated.

Unless the Policy Owner has provided otherwise, all amounts will be allocated based on the fund allocation factors in effect at the start of the grace period.

                            THE FIXED ACCOUNT OPTION

A Policy Owner may elect to allocate or transfer all or part of the Cash Value to the Fixed Account and the amount allocated or transferred becomes part of the General Account. The General Account consists of all assets of the Company other than those in the Variable Account and in other separate accounts that have been or may be established by the Company. Subject to applicable law, the Company has sole discretion over the investment of the assets of the General Account, and Policy Owners do not share in the investment experience of those assets.


Because of exemptive and exclusionary provisions, interests in the General Account have not been registered under the 1933 Act and the General Account has not been registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interests therein are subject to the provisions of these Acts, and the Company has been advised that the staff of the SEC has not reviewed the disclosures in this prospectus relating to the Fixed Account. Disclosures regarding the General Account may, however, be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.


The Company guarantees that the part of the Cash Value invested in the Fixed Account will accrue interest daily at an effective annual rate that the Company declares periodically. The Fixed Account crediting rate will not be less than an effective annual rate of 4%. Upon request, the Company will inform a Policy Owner of the then applicable rate. The Company is not obligated to credit interest at a higher rate.

                     CHANGES IN EXISTING INSURANCE COVERAGE

The Policy Owner may request certain changes in the insurance coverage under the Policy. Any request must be in writing and received at the Home Office. No change will take effect unless the Cash Surrender Value, after the change, is sufficient to keep the Policy in force for at least 3 months.

SPECIFIED AMOUNT INCREASES

After the first Policy Year, the Policy Owner may request an increase to the Specified Amount. Any increase will be subject to the following conditions:

     1.   the request must be applied for in writing;

     2.   satisfactory evidence of insurability must be provided;

     3.   the increase must be for a minimum of $10,000;

     4. the Cash Surrender Value is sufficient to continue the Policy in force for at least 3 months; and

     5.   age limits are the same as for a new issue.

Any approved increase will have an effective date of the Monthly Anniversary Day on or next following the date the Company approves the supplemental application. The Company reserves the right to limit the number of Specified Amount increases to one each Policy Year.

SPECIFIED AMOUNT DECREASES

After the first Policy Year, the Policy Owner may also request a decrease to the Specified Amount. Any approved decrease will be effective on the Monthly Anniversary Day on or next following the date the Company receives the request. Any such decrease will reduce insurance in the following order:

     1.   against insurance provided by the most recent increase;

     2.   against the next most recent increases successively; and

     3.   against insurance provided under the original application.

The Company reserves the right to limit the number of Specified Amount decreases to one each Policy Year. The Company will refuse a request for a decrease which would:

     1. reduce the Specified Amount to less than $50,000 ($100,000 in New Jersey); or

     2.   disqualify the Policy as a life insurance contract.

CHANGES IN THE DEATH BENEFIT OPTION

After the first Policy Year, the Policy Owner may change the death benefit option under the Policy. If the change is from Option 1 to Option 2, the Specified Amount will be decreased by the amount of the Cash Value. If the change is from Option 2 to Option 1, the Specified Amount will be increased by the amount of the Cash Value. Evidence of insurability is not required for a change from Option 2 to Option 1. The Company reserves the right to require evidence of insurability for a change from Option 1 to Option 2. The effective date of the change will be the Monthly Anniversary Day on or next following the date the Company approves the request for change. Only one change of option is permitted per Policy Year. A change in death benefit option will not be permitted if it results in the total premiums paid exceeding the then current maximum premium limitations prescribed by the IRS to qualify the Policy as a life insurance contract.

                             OTHER POLICY PROVISIONS
POLICY OWNER

While the Insured is living, all rights in the Policy are vested in the Policy Owner named in the application or as subsequently changed, subject to assignment, if any.


The Policy Owner may name a contingent Policy Owner or a new Policy Owner while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded. The Company may require that the Policy be submitted for endorsement before making a change.


If the Policy Owner is other than the Insured, names no contingent Policy Owner, and dies before the Insured, the Policy Owner's rights in the Policy belong to the Policy Owner's estate.


BENEFICIARY

The Beneficiary(ies) shall be as named in the application or as subsequently changed, subject to an assignment, if any.

The Policy Owner may name a new Beneficiary while the Insured is living. Any change must be in a written form satisfactory to the Company and recorded at the Home Office. Once recorded, the change will be effective when signed. The change will not affect any payment made or action taken by the Company before it was recorded.


If any Beneficiary predeceases the Insured, that Beneficiary's interest passes to any surviving Beneficiary(ies), unless otherwise provided. Multiple Beneficiaries will be paid in equal shares, unless otherwise provided. If no named Beneficiary survives the Insured, the Death Proceeds will be paid to the Policy Owner or the Policy Owner's estate.


ASSIGNMENT

While the Insured is living, the Policy Owner may assign his or her rights in the Policy. The assignment must be in writing, signed by the Policy Owner and recorded by the Company at its Home Office. Any assignment will not affect any payments made or actions taken by the Company before it was recorded. The Company is not responsible for any assignment not submitted for recording, nor is the Company responsible for the sufficiency or validity of any assignment. The assignment will be subject to any Indebtedness owed to the Company before it was recorded.

INCONTESTABILITY

The Company will not contest payment of the Death Proceeds based on the initial Specified Amount after the Policy has been in force during the Insured's lifetime for 2 years from the Policy Date. For any increase in Specified Amount requiring evidence of insurability, the Company will not contest payment of the Death Proceeds based on such an increase after it has been in force during the Insured's lifetime for 2 years from its effective date.

ERROR IN AGE OR SEX

If the age or sex of the Insured has been misstated, the affected benefits will be adjusted. The amount of the death benefit will be (1) multiplied by (2), and then the result added to (3), where:

     (1) is the amount of the death benefit at the time of the Insured's death reduced by the amount of the Cash Value at the time of the Insured's death;

     (2) is the ratio of the monthly cost of insurance applied in the Policy month of death and the monthly cost of insurance that should have been applied at the true age and sex in the Policy month of death; and

     (3)  is the Cash Value at the time of the Insured's death.

SUICIDE

If the Insured dies by suicide, while sane or insane, within two years from the Policy Date, the Company will pay no more than the sum of the premiums paid, less any Indebtedness. If the Insured dies by suicide, while sane or insane, within two years from the date an application is accepted for an increase in the Specified Amount, the Company will pay no more than the amount paid for such additional benefit.

NONPARTICIPATING POLICIES

These are nonparticipating Policies on which no dividends are payable. These Policies do not share in the profits or surplus earnings of the Company.

RIDERS

A rider may be added as an addition to the Policy.


Maturity Extension Endorsement: This rider provides the ability to extend the Maturity Date of the Policy until the date of the Insured's death. Upon election of this rider, several restrictions impact the Policy Owner's ability to make certain Policy changes, the Company automatically will make several Policy changes to reduce its risk, and no further premium payments will be accepted.


Spouse Rider: This rider provides a level amount of term insurance on the spouse of the primary Insured. This rider may be added after issue of the base Policy. The Spouse Rider minimum face amount is $25,000 and the maximum face amount is $500,000.


Child Rider: This rider provides term insurance on each insured child and may be added after issue of the base Policy. The minimum amount of coverage is $3,000 and the maximum is $25,000. Eligible application ages are 15 days up to and including age 17.


Waiver of Monthly Deductions Rider: This rider is available to Insureds age
     15-59 and provides for the waiver of total Policy monthly deductions by the Company upon delivery of sufficient documentation of the primary Insured's disability. Benefit duration under this rider is limited based on the age at which disability occurs and the duration of the disability.

Accidental Death Benefit Rider: This rider provides a death benefit payable in addition to the face amount of the base Policy. The Accidental Death Benefit Rider may be added after issue of the base policy. The minimum face amount is $1,000 and the maximum face amount for this rider is $200,000. This rider is available to Insureds age 5-65.


Base Insured Term Rider: This rider provides term insurance on the base Insured age 18-70. This rider is a non-commisionable supplement to the base Policy and may be added after issue of the base Policy. Level or automatically decreasing death benefits may be chosen by the Policy Owner.


Accelerated Death Benefit Rider: This rider allows for up to 50% of the Policy's net amount at risk to be paid to the Policy Owner if the Insured is diagnosed with a terminal illness resulting in a life expectancy of 12 months or less.

Change of Insured Rider: The named Insured on the Policy may be exchanged for a new Insured, subject to approval. The rider requires a written application and satisfactory evidence of insurability. After the exchange, the cost of insurance charges will be based on the new Insured's age and risk class.

Guaranteed Minimum Death Benefit Rider: This rider permits the purchase of an extension in the duration of guaranteed death benefit and must be added prior to issue of the base Policy.


Rider availability varies by state.

                              LEGAL CONSIDERATIONS

On July 6, 1983, the U.S. Supreme Court held in Arizona Governing Committee v. Norris that certain annuity benefits provided by employers' retirement and fringe benefit programs may not vary between men and women on the basis of sex. This decision applies only to benefits derived from contributions made on or after August 1, 1983. The Policies offered by this prospectus are based upon actuarial tables which distinguish between men and women and thus the Policies provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris on any employment related insurance or benefit program before purchasing this Policy.

                          DISTRIBUTION OF THE POLICIES


The Policies will be sold by licensed insurance agents in those states where the Policies may lawfully be sold. Such agents will be registered representatives of broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc. (NASD). The Policies will be distributed by the General Distributor, NAS, a wholly-owned subsidiary of Nationwide Life Insurance Company.

NAS, One Nationwide Plaza, Columbus, Ohio 43215, acts as General Distributor for the Nationwide Multi-Flex Variable Account, Nationwide DC Variable Account, Nationwide DCVA-II, Nationwide Variable Account-II, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Variable Account-8, Nationwide Variable Account-9, Nationwide VA Separate Account-A, Nationwide VA Separate Account-B, Nationwide VA Separate Account-C, Nationwide VL Separate Account-A, Nationwide VL Separate Account-B, Nationwide VL Separate Account-C, Nationwide VLI Separate Account -2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, NACo Variable Account and the Nationwide Variable Account, all of which are separate investment accounts of the Company or its affiliates. NAS is a wholly owned subsidiary of the Company.

NAS also acts as principal underwriter for the Nationwide Investing Foundation, Nationwide Separate Account Trust, Financial Horizons Investment Trust, Nationwide Asset Allocation Trust, Nationwide Investing Foundation II and Nationwide Investing Foundation III, which are open-end management investment companies.


Gross first year commissions paid by the Company on the sale of these Policies plus fees for marketing services provided by the General Distributor are not more than 35% of the target Premium plus 4% of any excess premium payments. Gross renewal commissions in years 2-5 paid by the Company will not exceed 4% of actual premium payments, and will not exceed 2% in years 6+.

                               CUSTODIAN OF ASSETS

The Company serves as the custodian of the assets of the Variable Account.

                                   TAX MATTERS

POLICY PROCEEDS

Section 7702 of the Code provides that if certain tests are met, a policy will be treated as a life insurance policy for federal tax purposes. The Company will monitor compliance with these tests. The policy should thus receive the same federal income tax treatment as fixed benefit life insurance. As a result, the death proceeds payable under a policy are excludable from gross income of the beneficiary under Section 101 of the Code.


Section 7702A of the Code defines modified endowment contracts as those policies issued or materially changed on or after June 21, 1988, on which the total premiums paid during the first seven years exceed the amount that would have been paid if the policy provided for paid up benefits after seven level annual premiums (see "Information about the Policies"). The Code provides for taxation of surrenders, partial surrenders, loans, collateral assignments and other pre-death distributions from modified endowment contracts (other than certain distributions to terminally ill individuals) in a manner similar to the way annuities are taxed. Modified endowment contract distributions are defined by the Code as amounts not received as an annuity and are taxable to the extent the cash value of the policy exceeds, at the time of distribution, the premiums paid into the policy. A 10% tax penalty also applies to the taxable portion of such distributions unless the policy owner is over age 59 1/2 or disabled. Under certain circumstances, certain distributions made under a Policy on the life of a "terminally ill individual," as that term is defined in the Code, are excludible from gross income.


It may not be advantageous to replace existing insurance with Policies described in this prospectus. It may also be disadvantageous to purchase a Policy to obtain additional insurance protection if the purchaser already owns another variable life insurance policy.

The Policies offered by this prospectus may or may not be issued as modified endowment contracts. The Company will monitor premiums paid and will notify the Policy Owner when the Policy's non-modified endowment status is in jeopardy. If a Policy is not a modified endowment contract, a cash distribution during the first 15 years after a Policy is issued which causes a reduction in death benefits may still become fully or partially taxable to the Policy Owner pursuant to Section 7702(f) (7) of the Code. The Policy Owner should carefully consider this potential effect and seek further information before initiating any changes in the terms of the Policy. Under certain conditions, a Policy may become a modified endowment as a result of a material change or a reduction in benefits as defined by Section 7702A (c) of the Code.

In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of separate accounts such as the Variable Account be adequately diversified. Regulations under 817(h) provide that a variable life policy which does not satisfy the diversification standards will not be treated as life insurance unless the failure to satisfy the regulations was inadvertent, the failure is corrected, and the policy owner or the company pays an amount to the IRS. The amount will be based on the tax that would have been paid by the policy owner if the income, for the period the policy was not diversified, had been received by the policy owner. If the failure to diversify is not corrected in this manner, the policy owner will be deemed the owner of the underlying securities and taxed on the earnings of his or her account.


Should the Secretary of the Treasury issue additional rules or regulations limiting the number of funds, transfers between underlying mutual funds, exchanges of underlying mutual funds or changes in investment objectives of underlying mutual funds such that the Policy would no longer qualify as life insurance under Section 7702 of the Code, the Company will take whatever steps are available to remain in compliance.

The Company will monitor compliance with these regulations and, to the extent necessary, will change the objectives or assets of the Sub-Account investments to remain in compliance.

A total surrender or cancellation of the Policy by lapse or the maturity of the Policy on its Maturity Date may have adverse tax consequences. If the amount received by the Policy Owner, plus total Policy Indebtedness, exceeds the premiums paid into the Policy, the excess will generally be treated as taxable income, regardless of whether or not the Policy is a modified endowment contract.


Distributions of income from a modified endowment contract are subject to federal income tax withholding; however, the recipient may elect not to have the withholding taken from the distribution. A distribution of income from a modified endowment contract may be subject to mandatory back-up withholding which cannot be waived. The mandatory back-up withholding rate is 31% of the income that is distributed and will arise if no taxpayer identification number is provided to the Company, or if the IRS notifies the Company that back-up withholding is required.


FEDERAL ESTATE AND GENERATION - SKIPPING TRANSFER TAXES

The federal estate tax is integrated with the federal gift tax under a unified tax rate schedule. In general, in 1998, an estate of less than $625,000 (inclusive of certain pre-death gifts) will not incur a federal estate tax liability. In addition, an unlimited marital deduction may be available for federal estate tax purposes, for certain amounts that pass to the surviving spouse.


When the Insured dies, the death benefit will generally be included in the Insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the Insured's estate; or (2) the Insured held any "incident of ownership" in the Policy at death or at any time within three years of death. An "incident of ownership" is, in general, any right that may be exercised by the owner of a Policy, such as the right to borrow on the policy, or the right to name a new Beneficiary.

If the Policy Owner (whether or not he or she is the Insured) transfers ownership of the Policy to another person, such transfer may be subject to a federal gift tax. In addition, if such Policy Owner transfers the Policy to someone two or more generations younger than the Policy Owner, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"), the taxable amount being the value of the Policy.

Similarly, if the Beneficiary is two or more generations younger than the Insured, the payment of the Death Proceeds may be subject to the GSTT. Pursuant to regulations recently promulgated by the IRS, the Company may be required to withhold a portion of the Death Proceeds and pay them directly to the IRS as the GSTT liability.

The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The tax rate is a flat rate equal to the maximum estate tax rate (currently 55%), and there is a provision for an aggregate $1 million exemption. Due to the complexity of these rules, the Policy Owner should consult with their counsel or other competent advisors regarding these taxes.

NON-RESIDENT ALIENS


Pre-death distributions from modified endowment contracts to nonresident aliens ("NRAs") are generally subject to federal income tax and tax withholding at a statutory rate of thirty percent (30%) of the amount of income that is distributed. The Company is required to withhold such amount from the distribution and remit it to the IRS. Distributions to certain NRAs may be subject to lower, or in certain instances zero, tax and withholding rates, if the United States has entered into an applicable treaty. However, in order to obtain the benefits of such treaty provisions, the NRA must give to the Company sufficient proof of his or her residency and citizenship in the form and manner prescribed by the IRS. For distributions, the NRA must obtain an individual taxpayer identification number from the IRS, and furnish that number to the Company prior to the distribution. If the Company does not have the proper proof of citizenship or residency and a proper individual taxpayer identification number prior to any distribution, the Company will be required to withhold 30% of the income, regardless of any treaty provision.

A pre-death distribution may not be subject to withholding where the recipient sufficiently establishes to the Company that such payment is effectively connected to the recipient's conduct of a trade or business in the United States and that such payment is includable in the recipient's gross income for United States federal income tax purposes. Any such distributions may be subject to back-up withholding at the statutory rate (currently 31%) if no taxpayer identification number, or an incorrect taxpayer identification number, is provided.

Federal, state and local estate, inheritance, income and other tax consequences of ownership or receipt of Policy proceeds depend on the circumstances of each Policy Owner or Beneficiary.


TAXATION OF THE COMPANY

The Company is taxed as a life insurance company under the Code. Since the Variable Account is not a separate entity from the Company and its operations form a part of the Company, it will not be taxed separately as a "regulated investment company" under Sub-chapter M of the Code. Investment income and realized capital gains on the assets of the Variable Account are reinvested and taken into account in determining the value of Accumulation Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Policies.

The Company does not initially expect to incur any federal income tax liability that would be chargeable to the Variable Account. Based upon these expectations, no charge is currently being made against the Variable Account for federal income taxes. If, however, the Company determines that on a separate company basis such taxes may be incurred, it reserves the right to assess a charge for such taxes against the Variable Account.

The Company may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made.

TAX CHANGES

The foregoing discussion, which is based on the Company's understanding of federal tax laws as they are currently interpreted by the IRS, is general and is not intended as tax advice.

Recently, the Code has been subjected to numerous amendments and changes and it is reasonable to believe that it will continue to be revised. The United States Congress has considered numerous legislative proposals that, if enacted, could change the tax treatment of the Policies. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may be in variance with its current positions on these matters. In addition, current state law (which is not discussed herein) may affect the tax consequences of the Policies.

If the Policy Owner, Insured, Beneficiary, or other person receiving any benefit or interest in or from the Policy is not both a resident and citizen of the United States, there may be a tax imposed by a foreign country, in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, and case law) may change and impose additional taxes on the Policy, the death benefit, or other distributions under the Policy. If there is currently a treaty that provides favorable treatment for distributions from the Policy and/or ownership of the Policy, that treaty may be amended and all or part of the favorable treatment may be eliminated.


Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a Policy may be changed retroactively. There is no way of predicting whether, when, and to what extent any such change may take place. No representation is made as to the likelihood of the continuation of these current laws, interpretations, and policies.

THE FOREGOING IS A GENERAL EXPLANATION AS TO CERTAIN TAX MATTERS PERTAINING TO INSURANCE CONTRACTS. IT IS NOT INTENDED TO BE LEGAL OR TAX ADVICE, AND SHOULD NOT TAKE THE PLACE OF YOUR INDEPENDENT LEGAL, TAX AND/OR FINANCIAL ADVISOR.

                                   THE COMPANY

The life insurance business, which includes product lines in health insurance and annuities, is the only business in which the Company is engaged.

The Company markets its Policies through independent insurance brokers, general agents, and registered representatives of registered NASD broker-dealer firms.


The Company serves as depositor for the Nationwide Variable Account, Nationwide Variable Account-II, Nationwide Variable Account-3, Nationwide Variable Account-4, Nationwide Variable Account-5, Nationwide Variable Account-6, Nationwide Fidelity Advisor Variable Account, Nationwide Variable Account-8, Nationwide Variable Account-9, MFS Variable Account, Nationwide Multi-Flex Variable Account, Nationwide VLI Separate Account, Nationwide VLI Separate Account-2, Nationwide VLI Separate Account-3, Nationwide VLI Separate Account-4, the NACo Variable Account, Nationwide DC Variable Account, and the Nationwide DCVA-II each of which is a registered investment company, and each of which is a separate investment account of the Company.


The Company, in common with other insurance companies, is subject to regulation and supervision by the regulatory authorities of the states in which it is licensed to do business. A license from the state insurance department is a prerequisite to the transaction of insurance business in that state. In general, all states have statutory administrative powers. Such regulation relates, among other things, to licensing of insurers and their agents, the approval of policy forms, the methods of computing reserves, the form and content of statutory financial statements, the amount of policyholders' and stockholders' dividends, and the type of distribution of investments permitted.

The Company operates in the highly competitive field of life insurance. There are approximately 2,300 stock, mutual and other types of insurers in the life insurance business in the United States, and a large number of them compete with the registrant in the sale of insurance policies.

As is customary in insurance company groups, employees are shared with the other insurance companies in the group. In addition to its direct salaried employees, the Company shares employees with Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company.

The Company does not presently own or lease any materially important physical properties when its property holdings are viewed in relation to its total assets. The Company shares Home Office, other facilities and equipment with Nationwide Mutual Insurance Company.

                               COMPANY MANAGEMENT


Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, together with Nationwide Mutual Insurance Company, Nationwide Mutual Fire Insurance Company, Nationwide Property and Casualty Insurance Company and Nationwide General Insurance Company and their affiliated companies comprise the Nationwide Insurance Enterprise.

The companies listed above have substantially common boards of directors and officers. Nationwide Financial Services, Inc. ("NFS") is the sole shareholder of Nationwide Life Insurance Company. NFS serves as a holding company for other financial institutions. Nationwide Life Insurance Company is the sole owner of Nationwide Life and Annuity Insurance Company. Each of the directors and officers listed below is a director or officer respectively of at least one or more of the other major insurance affiliates of the Nationwide Insurance Enterprise. Messrs. McFerson, Gasper, Woodward, Fuellgraf and Weihl and Ms. Thomas are also trustees of one or more of the registered investment companies distributed by Nationwide Advisory Services, a registered broker-dealer affiliated with the Nationwide Insurance Enterprise.

Directors of the Company

Directors of the Depositor   Positions and Officers   Principal Occupation
Name and Principal Business      With Depositor
Address

Lewis J. Alphin                     Director         Farm Owner and Operator(1)
519 Bethel Church Road
Mount Oliver, NC 28365



  DIRECTORS OF THE DEPOSITOR NAME AND           POSITIONS AND OFFICERS WITH           PRINCIPAL OCCUPATION
       PRINCIPAL BUSINESS ADDRESS                      DEPOSITOR                      --------------------
       --------------------------                      ---------

A. I. Bell                                                Director                  Farm Owner and Operator (1)
4121 North River Road West
Zanesville, OH 43701

Keith W. Eckel                                            Director                  Partner, Fred W. Eckel Sons;
1647 Falls Road                                                                     President, Eckel Farms, Inc. (1)
Clarks Summit, PA 18411

Willard J. Engel                                          Director                  Retired General  Manager,  Lyon County
301 East Marshall Street                                                            Co-operative Oil Company (1)
Marshall, MN 44691

Fred C. Finney                                            Director                  Owner  and  Operator,  Moreland  Fruit
1558 West Moreland Road                                                             Farm; Operator, Melrose Orchard (1)
Wooster, OH 44691

Charles L. Fuellgraf, Jr.                                 Director                  Chief  Executive  Officer,  Fuellgraf
600 South Washington Street                                                         Electric Company (1)
Butler, PA 16001

Joseph J. Gasper                          President and Chief  Operating  Officer   President and Chief Operating Officer,
One Nationwide Plaza                      and Director                              Nationwide Life Insurance  Company and
Columbus, OH 43215                                                                  Nationwide Life and Annuity  Insurance
                                                                                    Company (2)

Dimon R. McFerson                         Chairman and Chief Executive              Chairman and Chief Executive
One Nationwide Plaza                      Officer-Nationwide Insurance Enterprise   Officer-Nationwide Insurance
Columbus, OH 43215                        and Director                              Enterprise (2)

David O. Miller                           Chairman of the Board and Director        President, Owen Potato Farm, Inc.;
115 Sprague Drive                                                                   Partner, M&M Enterprises (1)
Hebron, OH 43025

Yvonne L. Montgomery                                      Director                  Senior Vice President-General Manager
Suite 1600                                                                          Southern Customer Operations for U.S.
2859 Paces Ferry Road                                                               Customer Operations, Xerox Corporation
Atlanta, GA 30339                                                                   (2)

C. Ray Noecker                                            Director                  Owner and Operator, Noecker Farms (1)
2770 Winchester Southern S.
Ashville, OH 43103

James F. Patterson                                        Director                  Vice President, Pattersons, Inc.;
8765 Mulberry Road                                                                  President, Patterson Farms, Inc. (1)
Chesterland, OH 44026

Arden L. Shisler                                          Director                  President and Chief Executive Officer,
1356 North Wenger Road                                                              K&B Transport, Inc. (1)
Dalton, OH 44618

Robert L. Stewart                                         Director                  Owner and Operator Sunnydale Farms and
88740 Fairview Road                                                                 Mining (1)
Jewett, OH 43986

Nancy C. Thomas                                           Director                  Farm Owner and Operator, Da-Ma-Lor
10835 Georgetown Street NE                                                          Farms (1)
Louisville, OH 44641

Harold W. Weihl                                           Director                  Farm Owner and Operator, Weihl
14282 King Road                                                                     Farms(1)
Bowling Green, OH 53402

1) Principal Occupation for last 5 years

2) Prior to assuming this current position, held other executive management positions with the same or affiliated companies.

Each of the directors is a director of the other major insurance affiliates of the Nationwide Insurance Enterprise, except Mr. Gasper who is a director only of the Company and Nationwide Life Insurance Company. Messrs. Gasper and McFerson are directors of Nationwide Advisory Services, Inc., a registered broker-dealer.

Messrs. McFerson, Miller, Patterson, Shisler and Fuellgraf are directors of Nationwide Financial Services, Inc. Messrs. Fuellgraf, McFerson, Ms. Thomas, and Mr. Weihl are trustees of Nationwide Investing Foundation and Nationwide Investing Foundation III, registered investment companies. Messrs. McFerson, Gasper and Woodward are trustees of Nationwide Separate Account Trust and Nationwide Asset Allocation Trust, registered investment companies. Mr. McFerson is a trustee of Financial Horizons Investment Trust and Nationwide Investing Foundation II, registered investment companies. Mr. Engel is a director of Western Cooperative Transport.

EXECUTIVE OFFICERS OF THE COMPANY


            OFFICERS OF THE DEPOSITOR                                 OFFICES OF THE DEPOSITOR
       NAME AND PRINCIPAL BUSINESS ADDRESS

Robert A. Oakley                                  Executive Vice President-Chief Financial Officer
One Nationwide Plaza
Columbus, OH 43215

Robert J. Woodward, Jr.                           Executive Vice President-Chief Investment Officer
One Nationwide Plaza
Columbus, OH 43215

W. Sidney Druen                                   Senior Vice President and General Counsel and Assistant
One Nationwide Plaza                              Secretary
Columbus, OH 43215

Harvey S. Galloway, Jr.                           Senior Vice President and Chief Actuary, Health and Annuities
One Nationwide Plaza
Columbus, OH 43215

Richard A. Karas                                  Senior Vice President - Sales and Financial Services
One Nationwide Plaza
Columbus, OH 43215

Susan A. Wolken                                   Senior Vice President - Life Company Operations
One Nationwide Plaza
Columbus, OH 43215

Matthew S. Easley                                 Vice President-Life Marketing and Administrative Services
One Nationwide Plaza
Columbus, OH 43215

Timothy E. Murphy                                 Vice President-Strategic Marketing
One Nationwide Plaza
Columbus, OH 43215

R. Dennis Noice                                   Vice President Retail Operations
One Nationwide Plaza
Columbus, OH 43215

Joseph P. Rath                                    Vice President-Product and Market Compliance
One Nationwide Plaza
Columbus, OH 43215




                      OTHER CONTRACTS ISSUED BY THE COMPANY

The Company does presently and will, from time to time, offer variable contracts and policies with benefits which vary in accordance with the investment experience of other separate accounts of the Company.

                                STATE REGULATION

The Company is subject to the laws of Ohio governing insurance companies and to regulation by the Ohio Insurance Department. An annual statement in a prescribed form is filed with the Insurance Department each year covering the operation of the Company for the preceding year and its financial condition as of the end of such year. Regulation by the Insurance Department includes periodic examination to determine the Company's contract liabilities and reserves so that the Insurance Department may certify the items are correct. The Company's books and accounts are subject to review by the Insurance Department at all times and a full examination of its operations is conducted periodically by the National Association of Insurance Commissioners. Such regulation does not, however, involve any supervision of management or investment practices or policies. In addition, the Company is subject to regulation under the insurance laws of other jurisdictions in which it may operate.

                            REPORTS TO POLICY OWNERS

The Company will mail to the Policy Owner, at the last known address of record, an annual statement showing the amount of the current death benefit, the Cash Value, Cash Surrender Value, premiums paid and monthly charges deducted since the last report, the amounts invested in the Fixed Account and in the Variable Account and in each Sub-Account, and any Policy Indebtedness.

Policy Owners will also be sent annual and semi-annual reports containing financial statements for the Variable Account as required by the 1940 Act.

In addition, Policy Owners will receive statements of significant transactions, such as changes in Specified Amount, changes in death benefit option, changes in future premium allocation, transfers among Sub-Accounts, premium payments, loans, loan repayments, reinstatement and termination.


                                   ADVERTISING

The Company is also ranked and rated by independent financial rating services, among which are Moody's, Standard & Poor's and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of the Company. The ratings are not intended to reflect the investment experience or financial strength of the Variable Account. The Company may advertise these ratings from time to time. In addition, the Company may include in certain advertisements endorsements in the form of a list of organizations, individuals or other parties which recommend the Company or the Policies. Furthermore, the Company may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

                           YEAR 2000 COMPLIANCE ISSUES

The Company has developed a plan to address issues related to the Year 2000. The problem relates to many existing computer programs using only two digits to identify a year in the date field. These programs were designed and developed without considering the impact of the upcoming change in the century. If not corrected, many computer applications could fail or create erroneous results by or at the Year 2000. The Company has been evaluating its exposure to the Year 2000 issue through a review of all of its operating systems as well as dependencies on the systems of others since 1996. The Company expects all system changes and replacements needed to achieve Year 2000 compliance to be completed by the end of 1998. Compliance testing will be completed in the first quarter of 1999. The Company charges all costs associated with these system changes as the costs are incurred.

Operating expenses in 1997 include approximately $45 million on technology projects, which includes costs related to Year 2000 and the development of a new policy administration system for traditional life insurance products and other system enhancements. The Company anticipates spending a comparable amount in 1998 on technology projects, including Year 2000 initiatives. These expenses do not have an effect on the assets of the Variable Account and are not charged through to the Contract Owner.

                                LEGAL PROCEEDINGS

The Company is a party to litigation and arbitration proceedings in the ordinary course of its business, none of which is expected to have a material adverse effect on the Company.

The General Distributor, NAS, is not engaged in any litigation of any material nature.

In recent years, life insurance companies have been named as defendants in lawsuits, including class action lawsuits, relating to life insurance pricing and sales practices. A number of these lawsuits have resulted in substantial jury awards or settlements. In February 1997, Nationwide Life Insurance Company was named as a defendant in a lawsuit filed in New York Supreme Court related to the sale of whole life policies on a "vanishing premium" basis (John H. Snyder v. Nationwide Life Insurance Co.). The plaintiff in such lawsuit seeks to represent a national class of Nationwide Life policyholders and claims unspecified compensatory and punitive damages. This lawsuit has not been certified as a class action. In April, 1997, a motion to dismiss the Snyder complaint in its entirety was filed by the defendants, and the plaintiff has opposed such motion.

In November 1997, two plaintiffs, one who was the owner of a variable life insurance contract and the other who was the owner of a variable annuity contract, commenced an action against Nationwide Life Insurance Company and the American Century group of defendants (Robert Young and David D. Distad v. Nationwide Life Insurance Company et al.). In this action, plaintiffs seek to represent a class of variable life insurance contract owners and variable annuity contract owners whom they claim were allegedly misled when purchasing these variable contracts into believing that some portion of their premiums were invested in a publicly traded mutual fund when, in fact, the premium monies were invested in a mutual fund whose shares may only be purchased by insurance companies. The complaint seeks unspecified compensatory, treble and punitive damages. In January 1998, both Nationwide Life Insurance Company and American Century filed motions to dismiss the entire complaint. Plaintiffs' counsel have opposed these motions and the federal court in Texas heard arguments on the motions to dismiss in April, 1998. This lawsuit is in an early stage and has not been certified as a class action. Nationwide Life Insurance Company intends to defend this case vigorously.

There can be no assurance that any litigation relating to pricing and sales practices will not have a material adverse effect on the Company in the future.



                                     EXPERTS


The audited financial statements and schedules included herein have been included herein in reliance upon the reports of KPMG Peat Marwick LLP, independent certified public accountants, and upon the authority of said firm as experts in accounting and auditing.


                             REGISTRATION STATEMENT


A Registration Statement has been filed with the SEC under the 1933 Act, as amended, with respect to the Policies offered hereby. This prospectus does not contain all of the information set forth in the Registration Statement and amendments thereto and exhibits filed as a part thereof, to all of which reference is hereby made for further information concerning the Variable Account, the Company, and the Policies offered hereby. Statements contained in this prospectus as to the content of Policies and other legal instruments are summaries. For a complete statement of the terms thereof, reference is made to such instruments as filed.


                                 LEGAL OPINIONS


Legal matters in connection with the Policies described herein are being passed upon by Druen, Dietrich, Reynolds & Koogler, One Nationwide Plaza, Columbus, Ohio 43215. All the members of such firm are employed by the Nationwide Mutual Insurance Company.

                                   APPENDIX 1

                                 ILLUSTRATION OF
                                SURRENDER CHARGES

Example 1: A female non-tobacco, age 45, purchases a Policy with a Specified Amount of $50,000 and a Scheduled Premium of $750. She now wishes to surrender the Policy during the first Policy Year. By using the "Initial Surrender Charge" table reproduced below, (also see "Surrender Charges") the total Surrender Charge per thousand, multiplied by the Specified Amount expressed in thousands, equals the total Surrender Charge of $569.80 ($11.396 x 50=569.80).

Example 2: A male non-tobacco, age 35, purchases a Policy with a Specified Amount of $100,000 and a Scheduled Premium of $1100. He now wants to surrender the Policy in the sixth Policy Year. The total initial Surrender Charge is calculated using the method illustrated above (Surrender Charge per 1000 6.817 x 100=681.70 maximum initial Surrender Charge). Because the fifth Policy Year has been completed, the maximum initial Surrender Charge is reduced by multiplying it by the applicable percentage factor from the "Reductions to Surrender Charges" table (also see "Reductions to Surrender Charges"). In this case, $681.70 x 60%=$409.02.

Maximum Surrender Charge per $1,000 of initial Specified Amount for Policies which are issued on a standard basis.

                    Initial Specified Amount $50,000-$99,999




----------------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
----------------------------------------------------------------------------------------------------------
         25                  $7.776               $7.521               $8.369               $7.818
----------------------------------------------------------------------------------------------------------
         35                   8.817                8.398                9.811                8.891
----------------------------------------------------------------------------------------------------------
         45                  12.191               11.396               13.887               12.169
----------------------------------------------------------------------------------------------------------
         55                  15.636               14.011               18.415               15.116
----------------------------------------------------------------------------------------------------------
         65                  22.295               19.086               26.577               20.641
----------------------------------------------------------------------------------------------------------


                       Initial Specified Amount $100,000+



----------------------------------------------------------------------------------------------------------
        ISSUE                 MALE                FEMALE                MALE                FEMALE
         AGE              NON-TOBACCO          NON-TOBACCO            STANDARD             STANDARD
----------------------------------------------------------------------------------------------------------
         25                  $5.776               $5.521               $6.369               $5.818
----------------------------------------------------------------------------------------------------------
         35                   6.817                6.398                7.811                6.891
----------------------------------------------------------------------------------------------------------
         45                   9.691                8.896               11.387                9.669
----------------------------------------------------------------------------------------------------------
         55                  13.136               11.511               15.915               12.616
----------------------------------------------------------------------------------------------------------
         65                  21.295               18.086               25.577               19.641
----------------------------------------------------------------------------------------------------------


                        Reductions to Surrender Charges.



-----------------------------------------------------------------------------------------------
                          SURRENDER CHARGE                               SURRENDER CHARGE
      COMPLETED           AS A % OF INITIAL          COMPLETED           AS A % OF INITIAL
    POLICY YEARS          SURRENDER CHARGES         POLICY YEARS         SURRENDER CHARGES
-----------------------------------------------------------------------------------------------
          0                       100%                   5                        60%
-----------------------------------------------------------------------------------------------
          1                       100%                   6                        50%
-----------------------------------------------------------------------------------------------
          2                        90%                   7                        40%
-----------------------------------------------------------------------------------------------
          3                        80%                   8                        30%
-----------------------------------------------------------------------------------------------
          4                        70%                   9+                        0%
-----------------------------------------------------------------------------------------------

The current Surrender Charges are the same for all states. However, in Pennsylvania the guaranteed maximum Surrender Charges are spread out over 14 years. The guaranteed maximum Surrender Charge in subsequent years in Pennsylvania are reduced in the following manner:




                  SURRENDER CHARGE                     SURRENDER CHARGE                     SURRENDER CHARGE
                 AS A % OF INITIAL                    AS A % OF INITIAL                    AS A % OF INITIAL
   COMPLETED         SURRENDER          COMPLETED         SURRENDER          COMPLETED         SURRENDER
 POLICY YEARS         CHARGES         POLICY YEARS         CHARGES         POLICY YEARS         CHARGES
 ------------         -------         ------------         -------         ------------         -------
       0                100%                5                60%                10                20%
       1                100%                6                50%                11                15%
       2                 90%                7                40%                12                10%
       3                 80%                8                30%                13                 5%
       4                 70%                9                25%                14+                0%



The illustrations of current values in this prospectus are the same for Pennsylvania. However, the illustrations of guaranteed values in this prospectus do not reflect guaranteed maximum Surrender Charges which are spread out over 14 years. If this Policy is issued in Pennsylvania, please contact the Home Office for an illustration.


The Company has no plans to change the current Surrender Charges.

                                   APPENDIX 2
                          ILLUSTRATIONS OF CASH VALUES,
                             CASH SURRENDER VALUES,
                               AND DEATH BENEFITS

The illustrations in this prospectus have been prepared to help show how values under the Policies change with investment performance. The illustrations illustrate how Cash Values, Cash Surrender Values and death benefits under a Policy would vary over time if the hypothetical gross investment rates of return were a uniform annual effective rate of either 0%, 6% or 12%. If the hypothetical gross investment rate of return averages 0%, 6% or 12% over a period of years, but fluctuates above or below those averages for individual years, the Cash Values, Cash Surrender Values and death benefits may be different. For hypothetical returns of 0% and 6%, the illustrations also illustrate when the Policies would go into default, at which time additional premium payments would be required to continue the Policy in force. The illustrations also assume there is no Policy Indebtedness, no additional premium payments are made, no Cash Values are allocated to the Fixed Account, and there are no changes in the Specified Amount or death benefit option.


The amounts shown for the Cash Value, Cash Surrender Value and death benefit as of each Policy Anniversary reflect the fact that the net investment return on the assets held in the Sub-Accounts is lower than the gross return. This is due to the daily charges made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charges are equivalent to an annual effective rate of 0.80% of the daily net assets of the Variable Account. On each Policy Anniversary beginning with the 10th, the mortality and expense risk charge is reduced to 0.50% on an annual basis of the daily net assets of the Variable Account, provided the Cash Surrender Value is $25,000 or more on such anniversary. In addition, the net investment returns also reflect the deduction of Underlying Mutual Fund investment advisory fees and other expenses which are equivalent to an annual effective rate of 0.90% of the daily net assets of the Variable Account. This effective rate is based on the average of the fund expenses for the preceding year for all Underlying Mutual Fund options available under the Policy as of March 13, 1998.


Considering current charges for mortality and expense risks and Underlying Mutual Fund expenses, gross annual rates of return of 0%, 6% and 12% correspond to net investment experience at constant annual rates of -1.70%, 4.30% and 10.30%. On each Policy Anniversary beginning with the 10th, the gross annual rates of return of 0%, 6%, and 12% correspond to net investment experience at constant annual rates of -1.40%, 4.60%, and 10.60%, provided the Cash Surrender Value is $25,000 or more on such anniversary. This is due to a guaranteed reduction in the mortality and expense risk charge from an annual effective rate of 0.80% to an annual effective rate of 0.50% if the aforementioned conditions apply.

The illustrations also reflect the fact that the Company makes monthly charges for providing insurance protection. Current values reflect current cost of insurance charges and guaranteed values reflect the maximum cost of insurance charges guaranteed in the Policy. The values shown are for Policies which are issued as standard. Policies issued on a substandard basis would result in lower Cash Values and death benefits than those illustrated.

The illustrations also reflect the fact that the Company deducts a sales load from each premium payment. Current values reflect a deduction of 3.5% of each premium payment up to Break Point Premium and 1.5% of any excess. Guaranteed values reflect a deduction of 3.5% of each premium payment. The illustrations also reflect the fact that the Company deducts a charge for state premium taxes equal to 2.5% of all premium payments.

The Cash Surrender Values shown in the illustrations reflect the fact that the Company will deduct a Surrender Charge from the Cash Value for any Policy surrendered in full during the first nine years. In addition, the illustrations reflect the fact that the Company deducts a monthly administrative charge at the beginning of each Policy month. Current values reflect a current monthly administrative expense charge of $12.50 per month in the first year and $5 per month in renewal years. Guaranteed values reflect the $25 maximum monthly administrative expense charge under the Policy in the first year, and the $7.50 maximum monthly charge under the Policy in renewal years. The illustrations also reflect the fact that no charges for federal or state income taxes are currently made against the Variable Account. If such a charge is made in the future, it will require a higher gross investment return than illustrated in order to produce the net after-tax returns shown in the illustrations.

Upon request, the Company will furnish a comparable illustration based on the proposed Insured's age, sex, smoking classification, rating classification and premium payment requested.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                              0% HYPOTHETICAL                       6% HYPOTHETICAL                 12% HYPOTHETICAL
                           GROSS INVESTMENT RETURN                GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN
                           -----------------------                -----------------------      -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1         788         390          0       50,000        422          0        50,000          454            0       50,000
       2       1,614         852        278       50,000        943        369        50,000        1,038          464       50,000
       3       2,483       1,296        780       50,000      1,476        959        50,000        1,670        1,154       50,000
       4       3,394       1,717      1,258       50,000      2,016      1,557        50,000        2,352        1,893       50,000
       5       4,351       2,116      1,714       50,000      2,563      2,161        50,000        3,087        2,686       50,000
       6       5,357       2,493      2,149       50,000      3,118      2,774        50,000        3,883        3,539       50,000
       7       6,412       2,854      2,567       50,000      3,689      3,402        50,000        4,752        4,465       50,000
       8       7,520       3,193      2,964       50,000      4,268      4,039        50,000        5,696        5,467       50,000
       9       8,683       3,512      3,340       50,000      4,859      4,687        50,000        6,725        6,553       50,000
      10       9,905       3,810      3,810       50,000      5,462      5,462        50,000        7,847        7,847       50,000
      11      11,188       4,083      4,083       50,000      6,071      6,071        50,000        9,069        9,069       50,000
      12      12,535       4,330      4,330       50,000      6,688      6,688        50,000       10,403       10,403       50,000
      13      13,949       4,546      4,546       50,000      7,308      7,308        50,000       11,856       11,856       50,000
      14      15,434       4,729      4,729       50,000      7,929      7,929        50,000       13,441       13,441       50,000
      15      16,993       4,869      4,869       50,000      8,542      8,542        50,000       15,166       15,166       50,000
      16      18,630       4,968      4,968       50,000      9,149      9,149        50,000       17,052       17,052       50,000
      17      20,349       5,018      5,018       50,000      9,743      9,743        50,000       19,113       19,113       50,000
      18      22,154       5,008      5,008       50,000     10,316     10,316        50,000       21,367       21,367       50,000
      19      24,049       4,940      4,940       50,000     10,867     10,867        50,000       23,843       23,843       50,000
      20      26,039       4,804      4,804       50,000     11,389     11,389        50,000       26,568       26,568       50,000
      21      28,129       4,595      4,595       50,000     11,877     11,877        50,000       29,668       29,668       50,000
      22      30,323       4,303      4,303       50,000     12,324     12,324        50,000       33,114       33,114       50,000
      23      32,626       3,916      3,916       50,000     12,719     12,719        50,000       36,961       36,961       50,000
      24      35,045       3,422      3,422       50,000     13,052     13,052        50,000       41,274       41,274       50,000
      25      37,585       2,816      2,816       50,000     13,320     13,320        50,000       46,105       46,105       53,482
      26      40,252       2,084      2,084       50,000     13,510     13,510        50,000       51,420       51,420       59,132
      27      43,052       1,192      1,192       50,000     13,596     13,596        50,000       57,274       57,274       64,719
      28      45,992         131        131       50,000     13,570     13,570        50,000       63,731       63,731       70,741
      29      49,079         (*)        (*)          (*)     13,415     13,415        50,000       70,863       70,863       77,240
      30      52,321         (*)        (*)          (*)     13,108     13,108        50,000       78,753       78,753       84,266




(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                          0% HYPOTHETICAL                   6% HYPOTHETICAL                      12% HYPOTHETICAL
                        GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN
                        -----------------------         -----------------------                  -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1         788         175          0       50,000        200          0        50,000          225            0       50,000
       2       1,614         539          0       50,000        606         33        50,000          678          104       50,000
       3       2,483         879        362       50,000      1,012        496        50,000        1,158          641       50,000
       4       3,394       1,194        735       50,000      1,416        957        50,000        1,667        1,208       50,000
       5       4,351       1,484      1,082       50,000      1,816      1,415        50,000        2,208        1,806       50,000
       6       5,357       1,744      1,400       50,000      2,210      1,865        50,000        2,781        2,436       50,000
       7       6,412       1,973      1,686       50,000      2,593      2,306        50,000        3,385        3,098       50,000
       8       7,520       2,167      1,937       50,000      2,961      2,732        50,000        4,021        3,792       50,000
       9       8,683       2,320      2,148       50,000      3,309      3,137        50,000        4,688        4,516       50,000
      10       9,905       2,429      2,429       50,000      3,632      3,632        50,000        5,386        5,386       50,000
      11      11,188       2,490      2,490       50,000      3,924      3,924        50,000        6,116        6,116       50,000
      12      12,535       2,499      2,499       50,000      4,180      4,180        50,000        6,877        6,877       50,000
      13      13,949       2,453      2,453       50,000      4,396      4,396        50,000        7,673        7,673       50,000
      14      15,434       2,346      2,346       50,000      4,563      4,563        50,000        8,504        8,504       50,000
      15      16,993       2,170      2,170       50,000      4,672      4,672        50,000        9,369        9,369       50,000
      16      18,630       1,916      1,916       50,000      4,711      4,711        50,000       10,267       10,267       50,000
      17      20,349       1,576      1,576       50,000      4,669      4,669        50,000       11,198       11,198       50,000
      18      22,154       1,132      1,132       50,000      4,526      4,526        50,000       12,158       12,158       50,000
      19      24,049         571        571       50,000      4,262      4,262        50,000       13,143       13,143       50,000
      20      26,039         (*)        (*)          (*)      3,855      3,855        50,000       14,153       14,153       50,000
      21      28,129         (*)        (*)          (*)      3,281      3,281        50,000       15,185       15,185       50,000
      22      30,323         (*)        (*)          (*)      2,511      2,511        50,000       16,240       16,240       50,000
      23      32,626         (*)        (*)          (*)      1,514      1,514        50,000       17,320       17,320       50,000
      24      35,045         (*)        (*)          (*)        248        248        50,000       18,427       18,427       50,000
      25      37,585         (*)        (*)          (*)        (*)        (*)           (*)       19,559       19,559       50,000
      26      40,252         (*)        (*)          (*)        (*)        (*)           (*)       20,711       20,711       50,000
      27      43,052         (*)        (*)          (*)        (*)        (*)           (*)       21,878       21,878       50,000
      28      45,992         (*)        (*)          (*)        (*)        (*)           (*)       23,051       23,051       50,000
      29      49,079         (*)        (*)          (*)        (*)        (*)           (*)       24,221       24,221       50,000
      30      52,321         (*)        (*)          (*)        (*)        (*)           (*)       25,386       25,386       50,000

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES


                                    0% HYPOTHETICAL                6% HYPOTHETICAL               12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN      GROSS INVESTMENT RETURN
                                -----------------------          -----------------------      -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       1,575         947         49      100,000      1,016        119       100,000        1,085          188      100,000
       2       3,229       1,946      1,049      100,000      2,146      1,249       100,000        2,354        1,457      100,000
       3       4,965       2,910      2,102      100,000      3,304      2,496       100,000        3,732        2,924      100,000
       4       6,788       3,837      3,119      100,000      4,492      3,774       100,000        5,231        4,513      100,000
       5       8,703       4,731      4,103      100,000      5,712      5,084       100,000        6,865        6,236      100,000
       6      10,713       5,591      5,053      100,000      6,967      6,429       100,000        8,648        8,110      100,000
       7      12,824       6,408      5,960      100,000      8,247      7,799       100,000       10,587       10,139      100,000
       8      15,040       7,172      6,813      100,000      9,544      9,185       100,000       12,689       12,330      100,000
       9      17,367       7,884      7,615      100,000     10,860     10,590       100,000       14,972       14,703      100,000
      10      19,810       8,535      8,535      100,000     12,186     12,186       100,000       17,449       17,449      100,000
      11      22,376       9,139      9,139      100,000     13,536     13,536       100,000       20,155       20,155      100,000
      12      25,069       9,703      9,703      100,000     14,919     14,919       100,000       23,123       23,123      100,000
      13      27,898      10,229     10,229      100,000     16,341     16,341       100,000       26,386       26,386      100,000
      14      30,868      10,700     10,700      100,000     17,784     17,784       100,000       30,052       30,052      100,000
      15      33,986      11,097     11,097      100,000     19,236     19,236       100,000       34,077       34,077      100,000
      16      37,261      11,427     11,427      100,000     20,701     20,701       100,000       38,511       38,511      100,000
      17      40,699      11,681     11,681      100,000     22,175     22,175       100,000       43,402       43,402      100,000
      18      44,309      11,846     11,846      100,000     23,649     23,649       100,000       48,803       48,803      100,000
      19      48,099      11,916     11,916      100,000     25,119     25,119       100,000       54,780       54,780      100,000
      20      52,079      11,897     11,897      100,000     26,675     26,675       100,000       61,418       61,418      100,000
      21      56,258      11,775     11,775      100,000     28,234     28,234       100,000       68,803       68,803      100,000
      22      60,646      11,522     11,522      100,000     29,779     29,779       100,000       77,036       77,036      100,000
      23      65,253      11,128     11,128      100,000     31,306     31,306       100,000       86,243       86,243      101,766
      24      70,091      10,566     10,566      100,000     32,798     32,798       100,000       96,429       96,429      112,822
      25      75,170       9,824      9,824      100,000     34,252     34,252       100,000      107,629      107,629      124,850
      26      80,504       8,891      8,891      100,000     35,666     35,666       100,000      119,945      119,945      137,937
      27      86,104       7,726      7,726      100,000     37,017     37,017       100,000      133,520      133,520      150,878
      28      91,984       6,311      6,311      100,000     38,301     38,301       100,000      148,498      148,498      164,832
      29      98,158       4,619      4,619      100,000     39,509     39,509       100,000      165,042      165,042      179,895
      30     104,641       2,600      2,600      100,000     40,618     40,618       100,000      183,337      183,337      196,171

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                      0% HYPOTHETICAL           6% HYPOTHETICAL                   12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
                                -----------------------       -----------------------        -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       1,575         750          0      100,000        813          0       100,000          876            0      100,000
       2       3,229       1,672        774      100,000      1,851        953       100,000        2,038        1,140      100,000
       3       4,965       2,552      1,744      100,000      2,906      2,098       100,000        3,290        2,483      100,000
       4       6,788       3,389      2,671      100,000      3,978      3,260       100,000        4,642        3,924      100,000
       5       8,703       4,182      3,554      100,000      5,065      4,437       100,000        6,102        5,473      100,000
       6      10,713       4,926      4,388      100,000      6,163      5,625       100,000        7,676        7,138      100,000
       7      12,824       5,618      5,169      100,000      7,269      6,821       100,000        9,373        8,925      100,000
       8      15,040       6,251      5,892      100,000      8,378      8,019       100,000       11,202       10,843      100,000
       9      17,367       6,820      6,551      100,000      9,482      9,213       100,000       13,171       12,901      100,000
      10      19,810       7,320      7,320      100,000     10,578     10,578       100,000       15,291       15,291      100,000
      11      22,376       7,744      7,744      100,000     11,657     11,657       100,000       17,575       17,575      100,000
      12      25,069       8,088      8,088      100,000     12,717     12,717       100,000       20,039       20,039      100,000
      13      27,898       8,348      8,348      100,000     13,751     13,751       100,000       22,703       22,703      100,000
      14      30,868       8,515      8,515      100,000     14,753     14,753       100,000       25,586       25,586      100,000
      15      33,986       8,580      8,580      100,000     15,711     15,711       100,000       28,798       28,798      100,000
      16      37,261       8,532      8,532      100,000     16,615     16,615       100,000       32,298       32,298      100,000
      17      40,699       8,357      8,357      100,000     17,452     17,452       100,000       36,118       36,118      100,000
      18      44,309       8,036      8,036      100,000     18,201     18,201       100,000       40,294       40,294      100,000
      19      48,099       7,548      7,548      100,000     18,843     18,843       100,000       44,873       44,873      100,000
      20      52,079       6,873      6,873      100,000     19,356     19,356       100,000       49,910       49,910      100,000
      21      56,258       5,988      5,988      100,000     19,718     19,718       100,000       55,475       55,475      100,000
      22      60,646       4,871      4,871      100,000     19,905     19,905       100,000       61,656       61,656      100,000
      23      65,253       3,497      3,497      100,000     19,891     19,891       100,000       68,558       68,558      100,000
      24      70,091       1,834      1,834      100,000     19,643     19,643       100,000       76,311       76,311      100,000
      25      75,170         (*)        (*)          (*)     19,116     19,116       100,000       85,073       85,073      100,000
      26      80,504         (*)        (*)          (*)     18,248     18,248       100,000       94,894       94,894      109,128
      27      86,104         (*)        (*)          (*)     16,963     16,963       100,000      105,704      105,704      119,446
      28      91,984         (*)        (*)          (*)     15,157     15,157       100,000      117,616      117,616      130,554
      29      98,158         (*)        (*)          (*)     12,706     12,706       100,000      130,763      130,763      142,532
      30     104,641         (*)        (*)          (*)      9,468      9,468       100,000      145,305      145,305      155,477

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES


                                      0% HYPOTHETICAL                 6% HYPOTHETICAL                 12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN          GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                -----------------------          -----------------------            -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       1,260         641          0       50,000        693          0        50,000          745           52       50,000
       2       2,583       1,341        648       50,000      1,487        794        50,000        1,640          947       50,000
       3       3,972       2,004      1,380       50,000      2,290      1,666        50,000        2,601        1,978       50,000
       4       5,431       2,628      2,073       50,000      3,099      2,545        50,000        3,633        3,079       50,000
       5       6,962       3,204      2,719       50,000      3,907      3,421        50,000        4,735        4,250       50,000
       6       8,570       3,734      3,318       50,000      4,714      4,298        50,000        5,918        5,502       50,000
       7      10,259       4,211      3,864       50,000      5,514      5,167        50,000        7,183        6,837       50,000
       8      12,032       4,626      4,349       50,000      6,298      6,021        50,000        8,535        8,258       50,000
       9      13,893       4,981      4,773       50,000      7,068      6,860        50,000        9,986        9,778       50,000
      10      15,848       5,267      5,267       50,000      7,816      7,816        50,000       11,544       11,544       50,000
      11      17,901       5,482      5,482       50,000      8,538      8,538        50,000       13,222       13,222       50,000
      12      20,056       5,615      5,615       50,000      9,226      9,226        50,000       15,032       15,032       50,000
      13      22,318       5,658      5,658       50,000      9,872      9,872        50,000       16,990       16,990       50,000
      14      24,694       5,601      5,601       50,000     10,466     10,466        50,000       19,115       19,115       50,000
      15      27,189       5,441      5,441       50,000     11,007     11,007        50,000       21,437       21,437       50,000
      16      29,808       5,166      5,166       50,000     11,484     11,484        50,000       23,988       23,988       50,000
      17      32,559       4,748      4,748       50,000     11,872     11,872        50,000       26,796       26,796       50,000
      18      35,447       4,181      4,181       50,000     12,167     12,167        50,000       30,006       30,006       50,000
      19      38,479       3,447      3,447       50,000     12,354     12,354        50,000       33,612       33,612       50,000
      20      41,663       2,528      2,528       50,000     12,415     12,415        50,000       37,693       37,693       50,000
      21      45,006       1,387      1,387       50,000     12,322     12,322        50,000       42,348       42,348       50,000
      22      48,517         (*)        (*)          (*)     12,040     12,040        50,000       47,707       47,707       50,093
      23      52,202         (*)        (*)          (*)     11,528     11,528        50,000       53,725       53,725       56,411
      24      56,073         (*)        (*)          (*)     10,742     10,742        50,000       60,337       60,337       63,354
      25      60,136         (*)        (*)          (*)      9,624      9,624        50,000       67,597       67,597       70,977
      26      64,403         (*)        (*)          (*)      8,099      8,099        50,000       75,564       75,564       79,342
      27      68,883         (*)        (*)          (*)      6,073      6,073        50,000       84,301       84,301       88,516
      28      73,587         (*)        (*)          (*)      3,434      3,434        50,000       93,877       93,877       98,571
      29      78,527         (*)        (*)          (*)         21         21        50,000      104,366      104,366      109,584
      30      83,713         (*)        (*)          (*)        (*)        (*)           (*)      115,843      115,843      121,635

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES




                                      0% HYPOTHETICAL                 6% HYPOTHETICAL                 12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN         GROSS INVESTMENT RETURN
                                -----------------------            -----------------------         -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       1,260         287          0       50,000        328          0        50,000          368            0       50,000
       2       2,583         728         35       50,000        833        140        50,000          944          251       50,000
       3       3,972       1,110        487       50,000      1,309        685        50,000        1,526          903       50,000
       4       5,431       1,429        874       50,000      1,746      1,192        50,000        2,110        1,556       50,000
       5       6,962       1,676      1,191       50,000      2,138      1,652        50,000        2,689        2,204       50,000
       6       8,570       1,846      1,430       50,000      2,472      2,056        50,000        3,256        2,840       50,000
       7      10,259       1,929      1,582       50,000      2,739      2,393        50,000        3,802        3,455       50,000
       8      12,032       1,912      1,635       50,000      2,922      2,645        50,000        4,314        4,036       50,000
       9      13,893       1,781      1,574       50,000      3,002      2,794        50,000        4,775        4,567       50,000
      10      15,848       1,523      1,523       50,000      2,959      2,959        50,000        5,170        5,170       50,000
      11      17,901       1,121      1,121       50,000      2,773      2,773        50,000        5,478        5,478       50,000
      12      20,056         560        560       50,000      2,420      2,420        50,000        5,680        5,680       50,000
      13      22,318         (*)        (*)          (*)      1,872      1,872        50,000        5,750        5,750       50,000
      14      24,694         (*)        (*)          (*)      1,096      1,096        50,000        5,656        5,656       50,000
      15      27,189         (*)        (*)          (*)         45         45        50,000        5,354        5,354       50,000
      16      29,808         (*)        (*)          (*)        (*)        (*)           (*)        4,783        4,783       50,000
      17      32,559         (*)        (*)          (*)        (*)        (*)           (*)        3,863        3,863       50,000
      18      35,447         (*)        (*)          (*)        (*)        (*)           (*)        2,481        2,481       50,000
      19      38,479         (*)        (*)          (*)        (*)        (*)           (*)          499          499       50,000
      20      41,663         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      21      45,006         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      22      48,517         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      23      52,202         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      24      56,073         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      25      60,136         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      26      64,403         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      27      68,883         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      28      73,587         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      29      78,527         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      30      83,713         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                                      0% HYPOTHETICAL                     6% HYPOTHETICAL                12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN       GROSS INVESTMENT RETURN
                                -----------------------               -----------------------       -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       2,625       1,533        371      100,000      1,647        485       100,000        1,762          599      100,000
       2       5,381       3,104      1,941      100,000      3,431      2,268       100,000        3,772        2,609      100,000
       3       8,275       4,625      3,579      100,000      5,267      4,221       100,000        5,964        4,918      100,000
       4      11,314       6,078      5,148      100,000      7,141      6,211       100,000        8,341        7,411      100,000
       5      14,505       7,447      6,633      100,000      9,036      8,222       100,000       10,905       10,091      100,000
       6      17,855       8,737      8,039      100,000     10,960     10,262       100,000       13,684       12,986      100,000
       7      21,373       9,943      9,362      100,000     12,910     12,328       100,000       16,699       16,118      100,000
       8      25,066      11,052     10,587      100,000     14,875     14,410       100,000       19,968       19,503      100,000
       9      28,945      12,062     11,714      100,000     16,854     16,505       100,000       23,520       23,172      100,000
      10      33,017      12,980     12,980      100,000     18,857     18,857       100,000       27,400       27,400      100,000
      11      37,293      13,793     13,793      100,000     20,877     20,877       100,000       31,739       31,739      100,000
      12      41,782      14,476     14,476      100,000     22,892     22,892       100,000       36,497       36,497      100,000
      13      46,497      15,025     15,025      100,000     24,903     24,903       100,000       41,735       41,735      100,000
      14      51,446      15,415     15,415      100,000     26,893     26,893       100,000       47,511       47,511      100,000
      15      56,644      15,639     15,639      100,000     28,949     28,949       100,000       53,913       53,913      100,000
      16      62,101      15,691     15,691      100,000     30,997     30,997       100,000       61,045       61,045      100,000
      17      67,831      15,536     15,536      100,000     33,017     33,017       100,000       69,018       69,018      100,000
      18      73,848      15,164     15,164      100,000     35,010     35,010       100,000       77,985       77,985      100,000
      19      80,165      14,555     14,555      100,000     36,973     36,973       100,000       88,129       88,129      100,000
      20      86,798      13,667     13,667      100,000     38,890     38,890       100,000       99,603       99,603      106,575
      21      93,763      12,467     12,467      100,000     40,753     40,753       100,000      112,329      112,329      117,946
      22     101,076      10,871     10,871      100,000     42,524     42,524       100,000      126,332      126,332      132,649
      23     108,755       8,813      8,813      100,000     44,183     44,183       100,000      141,732      141,732      148,819
      24     116,818       6,215      6,215      100,000     45,708     45,708       100,000      158,661      158,661      166,594
      25     125,284       2,976      2,976      100,000     47,071     47,071       100,000      177,258      177,258      186,121
      26     134,173         (*)        (*)          (*)     48,244     48,244       100,000      197,678      197,678      207,562
      27     143,506         (*)        (*)          (*)     49,200     49,200       100,000      220,086      220,086      231,090
      28     153,307         (*)        (*)          (*)     49,893     49,893       100,000      244,659      244,659      256,892
      29     163,597         (*)        (*)          (*)     50,268     50,268       100,000      271,586      271,586      285,165
      30     174,402         (*)        (*)          (*)     50,237     50,237       100,000      301,066      301,066      316,119

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 1
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                      0% HYPOTHETICAL                   6% HYPOTHETICAL                      12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN
                                -----------------------             -----------------------               -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       2,625       1,210         48      100,000      1,314        152       100,000        1,419          256      100,000
       2       5,381       2,538      1,375      100,000      2,827      1,664       100,000        3,130        1,967      100,000
       3       8,275       3,769      2,723      100,000      4,330      3,284       100,000        4,941        3,895      100,000
       4      11,314       4,898      3,968      100,000      5,816      4,886       100,000        6,857        5,927      100,000
       5      14,505       5,916      5,103      100,000      7,275      6,462       100,000        8,882        8,069      100,000
       6      17,855       6,814      6,117      100,000      8,698      8,001       100,000       11,022       10,324      100,000
       7      21,373       7,581      7,000      100,000     10,072      9,491       100,000       13,281       12,700      100,000
       8      25,066       8,200      7,735      100,000     11,379     10,914       100,000       15,661       15,196      100,000
       9      28,945       8,653      8,305      100,000     12,600     12,251       100,000       18,167       17,818      100,000
      10      33,017       8,925      8,925      100,000     13,716     13,716       100,000       20,805       20,805      100,000
      11      37,293       8,996      8,996      100,000     14,708     14,708       100,000       23,587       23,587      100,000
      12      41,782       8,851      8,851      100,000     15,556     15,556       100,000       26,529       26,529      100,000
      13      46,497       8,469      8,469      100,000     16,240     16,240       100,000       29,748       29,748      100,000
      14      51,446       7,826      7,826      100,000     16,730     16,730       100,000       33,197       33,197      100,000
      15      56,644       6,885      6,885      100,000     16,989     16,989       100,000       36,908       36,908      100,000
      16      62,101       5,596      5,596      100,000     16,966     16,966       100,000       40,917       40,917      100,000
      17      67,831       3,893      3,893      100,000     16,591     16,591       100,000       45,266       45,266      100,000
      18      73,848       1,689      1,689      100,000     15,776     15,776       100,000       50,008       50,008      100,000
      19      80,165         (*)        (*)          (*)     14,416     14,416       100,000       55,221       55,221      100,000
      20      86,798         (*)        (*)          (*)     12,393     12,393       100,000       61,017       61,017      100,000
      21      93,763         (*)        (*)          (*)      9,571      9,571       100,000       67,554       67,554      100,000
      22     101,076         (*)        (*)          (*)      5,787      5,787       100,000       75,040       75,040      100,000
      23     108,755         (*)        (*)          (*)        836        836       100,000       83,755       83,755      100,000
      24     116,818         (*)        (*)          (*)        (*)        (*)           (*)       94,068       94,068      100,000
      25     125,284         (*)        (*)          (*)        (*)        (*)           (*)      105,902      105,902      111,197
      26     134,173         (*)        (*)          (*)        (*)        (*)           (*)      118,857      118,857      124,800
      27     143,506         (*)        (*)          (*)        (*)        (*)           (*)      133,024      133,024      139,675
      28     153,307         (*)        (*)          (*)        (*)        (*)           (*)      148,495      148,495      155,920
      29     163,597         (*)        (*)          (*)        (*)        (*)           (*)      165,367      165,367      173,635
      30     174,402         (*)        (*)          (*)        (*)        (*)           (*)      183,741      183,741      192,928

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                      0% HYPOTHETICAL                 6% HYPOTHETICAL                    12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                -----------------------           -----------------------           -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1         788         388          0       50,388        420          0        50,420          452            0       50,452
       2       1,614         847        273       50,847        937        363        50,937        1,032          458       51,032
       3       2,483       1,286        770       51,286      1,464        948        51,464        1,657        1,141       51,657
       4       3,394       1,700      1,241       51,700      1,995      1,536        51,995        2,327        1,868       52,327
       5       4,351       2,089      1,688       52,089      2,529      2,128        52,529        3,046        2,645       53,046
       6       5,357       2,454      2,110       52,454      3,068      2,724        53,068        3,819        3,475       53,819
       7       6,412       2,801      2,514       52,801      3,617      3,330        53,617        4,657        4,370       54,657
       8       7,520       3,123      2,893       53,123      4,170      3,941        54,170        5,560        5,331       55,560
       9       8,683       3,422      3,250       53,422      4,729      4,556        54,729        6,536        6,363       56,536
      10       9,905       3,697      3,697       53,697      5,291      5,291        55,291        7,590        7,590       57,590
      11      11,188       3,944      3,944       53,944      5,852      5,852        55,852        8,726        8,726       58,726
      12      12,535       4,161      4,161       54,161      6,411      6,411        56,411        9,949        9,949       59,949
      13      13,949       4,344      4,344       54,344      6,962      6,962        56,962       11,264       11,264       61,264
      14      15,434       4,489      4,489       54,489      7,499      7,499        57,499       12,674       12,674       62,674
      15      16,993       4,585      4,585       54,585      8,013      8,013        58,013       14,179       14,179       64,179
      16      18,630       4,635      4,635       54,635      8,501      8,501        58,501       15,788       15,788       65,788
      17      20,349       4,630      4,630       54,630      8,955      8,955        58,955       17,502       17,502       67,502
      18      22,154       4,560      4,560       54,560      9,359      9,359        59,359       19,320       19,320       69,320
      19      24,049       4,425      4,425       54,425      9,714      9,714        59,714       21,253       21,253       71,253
      20      26,039       4,217      4,217       54,217     10,005     10,005        60,005       23,301       23,301       73,301
      21      28,129       3,932      3,932       53,932     10,225     10,225        60,225       25,469       25,469       75,469
      22      30,323       3,560      3,560       53,560     10,361     10,361        60,361       27,845       27,845       77,845
      23      32,626       3,092      3,092       53,092     10,396     10,396        60,396       30,360       30,360       80,360
      24      35,045       2,517      2,517       52,517     10,314     10,314        60,314       33,015       33,015       83,015
      25      37,585       1,837      1,837       51,837     10,110     10,110        60,110       35,825       35,825       85,825
      26      40,252       1,041      1,041       51,041      9,767      9,767        59,767       38,794       38,794       88,794
      27      43,052         103        103       50,103      9,248      9,248        59,248       41,907       41,907       91,907
      28      45,992         (*)        (*)          (*)      8,546      8,546        58,546       45,178       45,178       95,178
      29      49,079         (*)        (*)          (*)      7,639      7,639        57,639       48,610       48,610       98,610
      30      52,321         (*)        (*)          (*)      6,508      6,508        56,508       52,209       52,209      102,209

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                  $750 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                      0% HYPOTHETICAL                     6% HYPOTHETICAL                     12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN               GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                                -----------------------               -----------------------             -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1         788         173          0       50,173        198          0        50,198          223            0       50,223
       2       1,614         533          0       50,533        600         27        50,600          671           97       50,671
       3       2,483         868        352       50,868      1,000        483        51,000        1,143          627       51,143
       4       3,394       1,176        717       51,176      1,394        935        51,394        1,641        1,182       51,641
       5       4,351       1,455      1,053       51,455      1,781      1,379        51,781        2,164        1,763       52,164
       6       5,357       1,703      1,359       51,703      2,156      1,812        52,156        2,712        2,368       52,712
       7       6,412       1,917      1,630       51,917      2,517      2,230        52,517        3,283        2,996       53,283
       8       7,520       2,092      1,862       52,092      2,856      2,627        52,856        3,875        3,645       53,875
       9       8,683       2,223      2,051       52,223      3,168      2,996        53,168        4,483        4,311       54,483
      10       9,905       2,308      2,308       52,308      3,447      3,447        53,447        5,106        5,106       55,106
      11      11,188       2,341      2,341       52,341      3,686      3,686        53,686        5,738        5,738       55,738
      12      12,535       2,318      2,318       52,318      3,878      3,878        53,878        6,375        6,375       56,375
      13      13,949       2,239      2,239       52,239      4,019      4,019        54,019        7,016        7,016       57,016
      14      15,434       2,096      2,096       52,096      4,099      4,099        54,099        7,653        7,653       57,653
      15      16,993       1,883      1,883       51,883      4,108      4,108        54,108        8,278        8,278       58,278
      16      18,630       1,592      1,592       51,592      4,033      4,033        54,033        8,879        8,879       58,879
      17      20,349       1,216      1,216       51,216      3,862      3,862        53,862        9,445        9,445       59,445
      18      22,154         742        742       50,742      3,576      3,576        53,576        9,957        9,957       59,957
      19      24,049         157        157       50,157      3,156      3,156        53,156       10,396       10,396       60,396
      20      26,039         (*)        (*)          (*)      2,582      2,582        52,582       10,738       10,738       60,738
      21      28,129         (*)        (*)          (*)      1,835      1,835        51,835       10,961       10,961       60,961
      22      30,323         (*)        (*)          (*)        894        894        50,894       11,040       11,040       61,040
      23      32,626         (*)        (*)          (*)        (*)        (*)           (*)       10,947       10,947       60,947
      24      35,045         (*)        (*)          (*)        (*)        (*)           (*)       10,649       10,649       60,649
      25      37,585         (*)        (*)          (*)        (*)        (*)           (*)       10,103       10,103       60,103
      26      40,252         (*)        (*)          (*)        (*)        (*)           (*)        9,254        9,254       59,254
      27      43,052         (*)        (*)          (*)        (*)        (*)           (*)        8,036        8,036       58,036
      28      45,992         (*)        (*)          (*)        (*)        (*)           (*)        6,366        6,366       56,366
      29      49,079         (*)        (*)          (*)        (*)        (*)           (*)        4,151        4,151       54,151
      30      52,321         (*)        (*)          (*)        (*)        (*)           (*)        1,298        1,298       51,298

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                 CURRENT VALUES

                                      0% HYPOTHETICAL                       6% HYPOTHETICAL                     12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN             GROSS INVESTMENT RETURN
                                -----------------------                 -----------------------             -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       1,575         943         46      100,943      1,012        115       101,012        1,082          184      101,082
       2       3,229       1,936      1,039      101,936      2,135      1,237       102,135        2,342        1,444      102,342
       3       4,965       2,889      2,081      102,889      3,280      2,472       103,280        3,705        2,897      103,705
       4       6,788       3,802      3,084      103,802      4,450      3,732       104,450        5,181        4,463      105,181
       5       8,703       4,677      4,048      104,677      5,645      5,017       105,645        6,781        6,153      106,781
       6      10,713       5,514      4,975      105,514      6,867      6,328       106,867        8,520        7,981      108,520
       7      12,824       6,302      5,853      106,302      8,105      7,656       108,105       10,397        9,948      110,397
       8      15,040       7,031      6,672      107,031      9,346      8,987       109,346       12,415       12,056      112,415
       9      17,367       7,701      7,431      107,701     10,593     10,324       110,593       14,587       14,318      114,587
      10      19,810       8,302      8,302      108,302     11,832     11,832       111,832       16,919       16,919      116,919
      11      22,376       8,848      8,848      108,848     13,078     13,078       113,078       19,438       19,438      119,438
      12      25,069       9,347      9,347      109,347     14,338     14,338       114,338       22,173       22,173      122,173
      13      27,898       9,803      9,803      109,803     15,614     15,614       115,614       25,147       25,147      125,147
      14      30,868      10,195     10,195      110,195     16,886     16,886       116,886       28,447       28,447      128,447
      15      33,986      10,502     10,502      110,502     18,131     18,131       118,131       32,010       32,010      132,010
      16      37,261      10,731     10,731      110,731     19,353     19,353       119,353       35,866       35,866      135,866
      17      40,699      10,873     10,873      110,873     20,541     20,541       120,541       40,037       40,037      140,037
      18      44,309      10,913     10,913      110,913     21,677     21,677       121,677       44,539       44,539      144,539
      19      48,099      10,847     10,847      110,847     22,750     22,750       122,750       49,397       49,397      149,397
      20      52,079      10,679     10,679      110,679     23,765     23,765       123,765       54,655       54,655      154,655
      21      56,258      10,398     10,398      110,398     24,701     24,701       124,701       60,337       60,337      160,337
      22      60,646       9,972      9,972      109,972     25,523     25,523       125,523       66,454       66,454      166,454
      23      65,253       9,394      9,394      109,394     26,295     26,295       126,295       73,040       73,040      173,040
      24      70,091       8,636      8,636      108,636     26,908     26,908       126,908       80,114       80,114      180,114
      25      75,170       7,694      7,694      107,694     27,344     27,344       127,344       87,716       87,716      187,716
      26      80,504       6,560      6,560      106,560     27,585     27,585       127,585       95,891       95,891      195,891
      27      86,104       5,199      5,199      105,199     27,582     27,582       127,582      104,658      104,658      204,658
      28      91,984       3,604      3,604      103,604     27,315     27,315       127,315      114,068      114,068      214,068
      29      98,158       1,762      1,762      101,762     26,752     26,752       126,752      124,170      124,170      224,170
      30     104,641         (*)        (*)          (*)     25,840     25,840       125,840      134,993      134,993      234,993

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $1,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 45

                                GUARANTEED VALUES

                                      0% HYPOTHETICAL                         6% HYPOTHETICAL                   12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                   GROSS INVESTMENT RETURN           GROSS INVESTMENT RETURN
                                -----------------------                   -----------------------           -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       1,575         747          0      100,747        809          0       100,809          872            0      100,872
       2       3,229       1,661        763      101,661      1,839        941       101,839        2,025        1,127      102,025
       3       4,965       2,530      1,722      102,530      2,881      2,073       102,881        3,262        2,454      103,262
       4       6,788       3,352      2,634      103,352      3,933      3,215       103,933        4,589        3,871      104,589
       5       8,703       4,124      3,496      104,124      4,993      4,365       104,993        6,013        5,385      106,013
       6      10,713       4,842      4,304      104,842      6,055      5,517       106,055        7,537        6,999      107,537
       7      12,824       5,502      5,053      105,502      7,114      6,665       107,114        9,166        8,717      109,166
       8      15,040       6,097      5,738      106,097      8,162      7,803       108,162       10,902       10,543      110,902
       9      17,367       6,619      6,350      106,619      9,190      8,921       109,190       12,749       12,480      112,749
      10      19,810       7,065      7,065      107,065     10,191     10,191       110,191       14,709       14,709      114,709
      11      22,376       7,426      7,426      107,426     11,155     11,155       111,155       16,786       16,786      116,786
      12      25,069       7,697      7,697      107,697     12,073     12,073       112,073       18,983       18,983      118,983
      13      27,898       7,874      7,874      107,874     12,937     12,937       112,937       21,309       21,309      121,309
      14      30,868       7,950      7,950      107,950     13,737     13,737       113,737       23,764       23,764      123,764
      15      33,986       7,913      7,913      107,913     14,455     14,455       114,455       26,350       26,350      126,350
      16      37,261       7,752      7,752      107,752     15,075     15,075       115,075       29,154       29,154      129,154
      17      40,699       7,455      7,455      107,455     15,578     15,578       115,578       32,103       32,103      132,103
      18      44,309       7,004      7,004      107,004     15,937     15,937       115,937       35,191       35,191      135,191
      19      48,099       6,379      6,379      106,379     16,125     16,125       116,125       38,408       38,408      138,408
      20      52,079       5,563      5,563      105,563     16,112     16,112       116,112       41,745       41,745      141,745
      21      56,258       4,539      4,539      104,539     15,871     15,871       115,871       45,197       45,197      145,197
      22      60,646       3,293      3,293      103,293     15,371     15,371       115,371       48,752       48,752      148,752
      23      65,253       1,809      1,809      101,809     14,585     14,585       114,585       52,405       52,405      152,405
      24      70,091          70         70      100,070     13,475     13,475       113,475       56,141       56,141      156,141
      25      75,170         (*)        (*)          (*)     11,996     11,996       111,996       59,933       59,933      159,933
      26      80,504         (*)        (*)          (*)     10,089     10,089       110,089       63,745       63,745      163,745
      27      86,104         (*)        (*)          (*)      7,684      7,684       107,684       67,523       67,523      167,523
      28      91,984         (*)        (*)          (*)      4,691      4,691       104,691       71,195       71,195      171,195
      29      98,158         (*)        (*)          (*)      1,020      1,020       101,020       74,681       74,681      174,681
      30     104,641         (*)        (*)          (*)        (*)        (*)           (*)       77,902       77,902      177,902

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES



                                      0% HYPOTHETICAL                       6% HYPOTHETICAL                    12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                 GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                -----------------------                 -----------------------            -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       1,260         635          0       50,635        687          0        50,687          738           45       50,738
       2       2,583       1,324        631       51,324      1,468        775        51,468        1,619          926       51,619
       3       3,972       1,971      1,347       51,971      2,252      1,628        52,252        2,557        1,933       52,557
       4       5,431       2,571      2,016       52,571      3,031      2,477        53,031        3,552        2,997       53,552
       5       6,962       3,115      2,630       53,115      3,796      3,311        53,796        4,599        4,114       54,599
       6       8,570       3,606      3,190       53,606      4,548      4,132        54,548        5,704        5,288       55,704
       7      10,259       4,034      3,687       54,034      5,275      4,929        55,275        6,864        6,517       56,864
       8      12,032       4,389      4,112       54,389      5,966      5,688        55,966        8,071        7,794       58,071
       9      13,893       4,674      4,466       54,674      6,618      6,410        56,618        9,331        9,123       59,331
      10      15,848       4,878      4,878       54,878      7,219      7,219        57,219       10,638       10,638       60,638
      11      17,901       4,997      4,997       54,997      7,763      7,763        57,763       11,991       11,991       61,991
      12      20,056       5,023      5,023       55,023      8,235      8,235        58,235       13,384       13,384       63,384
      13      22,318       4,946      4,946       54,946      8,621      8,621        58,621       14,809       14,809       64,809
      14      24,694       4,756      4,756       54,756      8,905      8,905        58,905       16,256       16,256       66,256
      15      27,189       4,454      4,454       54,454      9,083      9,083        59,083       17,728       17,728       67,728
      16      29,808       4,030      4,030       54,030      9,137      9,137        59,137       19,213       19,213       69,213
      17      32,559       3,458      3,458       53,458      9,033      9,033        59,033       20,683       20,683       70,683
      18      35,447       2,738      2,738       52,738      8,762      8,762        58,762       22,135       22,135       72,135
      19      38,479       1,862      1,862       51,862      8,305      8,305        58,305       23,554       23,554       73,554
      20      41,663         819        819       50,819      7,643      7,643        57,643       24,924       24,924       74,924
      21      45,006         (*)        (*)          (*)      6,740      6,740        56,740       26,215       26,215       76,215
      22      48,517         (*)        (*)          (*)      5,562      5,562        55,562       27,476       27,476       77,476
      23      52,202         (*)        (*)          (*)      4,070      4,070        54,070       28,598       28,598       78,598
      24      56,073         (*)        (*)          (*)      2,233      2,233        52,233       29,544       29,544       79,544
      25      60,136         (*)        (*)          (*)         10         10        50,010       30,272       30,272       80,272
      26      64,403         (*)        (*)          (*)        (*)        (*)           (*)       30,730       30,730       80,730
      27      68,883         (*)        (*)          (*)        (*)        (*)           (*)       30,863       30,863       80,863
      28      73,587         (*)        (*)          (*)        (*)        (*)           (*)       30,617       30,617       80,617
      29      78,527         (*)        (*)          (*)        (*)        (*)           (*)       29,917       29,917       79,917
      30      83,713         (*)        (*)          (*)        (*)        (*)           (*)       28,677       28,677       78,677

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                 $1200 ANNUAL PREMIUM: $50,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                      0% HYPOTHETICAL                        6% HYPOTHETICAL                    12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                -----------------------                  -----------------------            -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       1,260         280          0       50,280        319          0        50,319          360            0       50,360
       2       2,583         708         15       50,708        811        118        50,811          919          226       50,919
       3       3,972       1,071        447       51,071      1,263        639        51,263        1,474          850       51,474
       4       5,431       1,364        809       51,364      1,668      1,113        51,668        2,016        1,461       52,016
       5       6,962       1,579      1,094       51,579      2,015      1,530        52,015        2,535        2,050       52,535
       6       8,570       1,709      1,293       51,709      2,293      1,877        52,293        3,021        2,605       53,021
       7      10,259       1,747      1,401       51,747      2,489      2,143        52,489        3,460        3,114       53,460
       8      12,032       1,680      1,403       51,680      2,586      2,309        52,586        3,833        3,555       53,833
       9      13,893       1,496      1,288       51,496      2,565      2,357        52,565        4,117        3,909       54,117
      10      15,848       1,183      1,183       51,183      2,407      2,407        52,407        4,290        4,290       54,290
      11      17,901         730        730       50,730      2,093      2,093        52,093        4,326        4,326       54,326
      12      20,056         128        128       50,128      1,603      1,603        51,603        4,199        4,199       54,199
      13      22,318         (*)        (*)          (*)        919        919        50,919        3,879        3,879       53,879
      14      24,694         (*)        (*)          (*)         16         16        50,016        3,332        3,332       53,332
      15      27,189         (*)        (*)          (*)        (*)        (*)           (*)        2,511        2,511       52,511
      16      29,808         (*)        (*)          (*)        (*)        (*)           (*)        1,360        1,360       51,360
      17      32,559         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      18      35,447         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      19      38,479         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      20      41,663         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      21      45,006         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      22      48,517         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      23      52,202         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      24      56,073         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      25      60,136         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      26      64,403         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      27      68,883         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      28      73,587         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      29      78,527         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      30      83,713         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                 CURRENT VALUES

                                      0% HYPOTHETICAL                        6% HYPOTHETICAL                   12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                  GROSS INVESTMENT RETURN            GROSS INVESTMENT RETURN
                                -----------------------                  -----------------------            -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       2,625       1,521        358      101,521      1,634        471       101,634        1,747          585      101,747
       2       5,381       3,068      1,905      103,068      3,390      2,228       103,390        3,727        2,565      103,727
       3       8,275       4,553      3,507      104,553      5,185      4,138       105,185        5,870        4,824      105,870
       4      11,314       5,957      5,027      105,957      6,995      6,065       106,995        8,168        7,238      108,168
       5      14,505       7,260      6,446      107,260      8,803      7,989       108,803       10,618        9,804      110,618
       6      17,855       8,467      7,770      108,467     10,611      9,913       110,611       13,236       12,538      113,236
       7      21,373       9,572      8,991      109,572     12,410     11,829       112,410       16,032       15,450      116,032
       8      25,066      10,558     10,093      110,558     14,182     13,717       114,182       19,004       18,539      119,004
       9      28,945      11,422     11,073      111,422     15,920     15,571       115,920       22,165       21,816      122,165
      10      33,017      12,169     12,169      112,169     17,625     17,625       117,625       25,537       25,537      125,537
      11      37,293      12,787     12,787      112,787     19,282     19,282       119,282       29,216       29,216      129,216
      12      41,782      13,245     13,245      113,245     20,855     20,855       120,855       33,119       33,119      133,119
      13      46,497      13,537     13,537      113,537     22,329     22,329       122,329       37,260       37,260      137,260
      14      51,446      13,634     13,634      113,634     23,672     23,672       123,672       41,634       41,634      141,634
      15      56,644      13,532     13,532      113,532     24,866     24,866       124,866       46,253       46,253      146,253
      16      62,101      13,225     13,225      113,225     25,897     25,897       125,897       51,134       51,134      151,134
      17      67,831      12,676     12,676      112,676     26,801     26,801       126,801       56,262       56,262      156,262
      18      73,848      11,880     11,880      111,880     27,481     27,481       127,481       61,654       61,654      161,654
      19      80,165      10,824     10,824      110,824     27,908     27,908       127,908       67,317       67,317      167,317
      20      86,798       9,472      9,472      109,472     28,031     28,031       128,031       73,238       73,238      173,238
      21      93,763       7,801      7,801      107,801     27,806     27,806       127,806       79,414       79,414      179,414
      22     101,076       5,739      5,739      105,739     27,138     27,138       127,138       85,789       85,789      185,789
      23     108,755       3,246      3,246      103,246     25,958     25,958       125,958       92,333       92,333      192,333
      24     116,818         283        283      100,283     24,195     24,195       124,195       99,016       99,016      199,016
      25     125,284         (*)        (*)          (*)     21,690     21,690       121,690      105,789      105,789      205,789
      26     134,173         (*)        (*)          (*)     18,438     18,438       118,438      112,609      112,609      212,609
      27     143,506         (*)        (*)          (*)     14,369     14,369       114,369      119,439      119,439      219,439
      28     153,307         (*)        (*)          (*)      9,384      9,384       109,384      126,214      126,214      226,214
      29     163,597         (*)        (*)          (*)      3,380      3,380       103,380      132,863      132,863      232,863
      30     174,402         (*)        (*)          (*)        (*)        (*)           (*)      139,270      139,270      239,270

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) CURRENT VALUES REFLECT CURRENT COST OF INSURANCE CHARGES AND A MONTHLY $12.50 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $5 THEREAFTER. CURRENT VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS UP TO THE BREAK POINT PREMIUM AND 4% ON PREMIUMS IN EXCESS OF BREAK POINT FOR ANY SINGLE POLICY YEAR.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                             DEATH BENEFIT OPTION 2
                $2,500 ANNUAL PREMIUM: $100,000 SPECIFIED AMOUNT
                            MALE: NON-TOBACCO: AGE 55

                                GUARANTEED VALUES

                                      0% HYPOTHETICAL                          6% HYPOTHETICAL                  12% HYPOTHETICAL
                                GROSS INVESTMENT RETURN                     GROSS INVESTMENT RETURN        GROSS INVESTMENT RETURN
                                -----------------------                     -----------------------        -----------------------

             PREMIUMS
            PAID PLUS                   CASH                               CASH                                   CASH
  POLICY     INTEREST        CASH       SURR        DEATH       CASH       SURR        DEATH         CASH         SURR        DEATH
    YEAR        AT 5%       VALUE      VALUE      BENEFIT      VALUE      VALUE      BENEFIT        VALUE        VALUE      BENEFIT
    ----        -----       -----      -----      -------      -----      -----      -------        -----        -----      -------
       1       2,625       1,196         33      101,196      1,299        136       101,299        1,402          239      101,402
       2       5,381       2,495      1,333      102,495      2,780      1,617       102,780        3,078        1,915      103,078
       3       8,275       3,684      2,638      103,684      4,232      3,186       104,232        4,829        3,782      104,829
       4      11,314       4,755      3,825      104,755      5,643      4,713       105,643        6,651        5,721      106,651
       5      14,505       5,695      4,882      105,695      6,999      6,186       106,999        8,540        7,727      108,540
       6      17,855       6,496      5,799      106,496      8,285      7,587       108,285       10,488        9,791      110,488
       7      21,373       7,145      6,564      107,145      9,481      8,900       109,481       12,486       11,905      112,486
       8      25,066       7,623      7,158      107,623     10,563     10,098       110,563       14,516       14,051      114,516
       9      28,945       7,912      7,563      107,912     11,503     11,154       111,503       16,558       16,210      116,558
      10      33,017       7,994      7,994      107,994     12,275     12,275       112,275       18,593       18,593      118,593
      11      37,293       7,854      7,854      107,854     12,851     12,851       112,851       20,598       20,598      120,598
      12      41,782       7,476      7,476      107,476     13,204     13,204       113,204       22,551       22,551      122,551
      13      46,497       6,846      6,846      106,846     13,306     13,306       113,306       24,427       24,427      124,427
      14      51,446       5,947      5,947      105,947     13,122     13,122       113,122       26,195       26,195      126,195
      15      56,644       4,750      4,750      104,750     12,608     12,608       112,608       27,897       27,897      127,897
      16      62,101       3,219      3,219      103,219     11,706     11,706       111,706       29,400       29,400      129,400
      17      67,831       1,308      1,308      101,308     10,348     10,348       110,348       30,627       30,627      130,627
      18      73,848         (*)        (*)          (*)      8,448      8,448       108,448       31,482       31,482      131,482
      19      80,165         (*)        (*)          (*)      5,915      5,915       105,915       31,856       31,856      131,856
      20      86,798         (*)        (*)          (*)      2,666      2,666       102,666       31,640       31,640      131,640
      21      93,763         (*)        (*)          (*)        (*)        (*)           (*)       30,725       30,725      130,725
      22     101,076         (*)        (*)          (*)        (*)        (*)           (*)       28,996       28,996      128,996
      23     108,755         (*)        (*)          (*)        (*)        (*)           (*)       26,330       26,330      126,330
      24     116,818         (*)        (*)          (*)        (*)        (*)           (*)       22,587       22,587      122,587
      25     125,284         (*)        (*)          (*)        (*)        (*)           (*)       17,520       17,520      117,520
      26     134,173         (*)        (*)          (*)        (*)        (*)           (*)       10,976       10,976      110,976
      27     143,506         (*)        (*)          (*)        (*)        (*)           (*)        2,678        2,678      102,678
      28     153,307         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      29     163,597         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)
      30     174,402         (*)        (*)          (*)        (*)        (*)           (*)          (*)          (*)          (*)

(1)    NO POLICY LOANS AND NO PARTIAL WITHDRAWALS HAVE BEEN MADE.

(2) GUARANTEED VALUES REFLECT GUARANTEED COST OF INSURANCE CHARGES AND A MONTHLY $25 ADMINISTRATIVE EXPENSE CHARGE FOR THE FIRST POLICY YEAR AND $7.50 THEREAFTER. GUARANTEED VALUES REFLECT A 6% OF PREMIUM CHARGE ON ALL PREMIUMS.

(3) NET INVESTMENT RETURNS ARE CALCULATED AS THE HYPOTHETICAL GROSS INVESTMENT RETURN LESS ALL CHARGES AND DEDUCTIONS SHOWN IN THE PROSPECTUS APPENDIX.

(*)    UNLESS ADDITIONAL PREMIUM IS PAID, THE POLICY WILL NOT STAY IN FORCE.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER, PREVAILING RATES AND RATES OF INFLATION. THE DEATH BENEFIT AND CASH VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL RATES OF RETURN AVERAGED 0%, 6%, AND 12% OVER A PERIOD OF YEARS BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS.. NO REPRESENTATION CAN BE MADE BY NATIONWIDE LIFE OR THE TRUST THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

                          Independent Auditors' Report



The Board of Directors of Nationwide Life Insurance Company and Contract Owners of Nationwide VLI Separate Account-3:

      We have audited the accompanying statement of assets, liabilities and contract owners' equity of Nationwide VLI Separate Account-3 as of December 31, 1997, and the related statements of operations and changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended. These financial statements and schedules of changes in unit value are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and schedules of changes in unit value based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and schedules of changes in unit value are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1997, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and schedules of changes in unit value referred to above present fairly, in all material respects, the financial position of Nationwide VLI Separate Account-3 as of December 31, 1997, and the results of its operations and its changes in contract owners' equity and schedules of changes in unit value for each of the years in the three year period then ended in conformity with generally accepted accounting principles.

                                                           KPMG Peat Marwick LLP

Columbus, Ohio
February 6, 1998

                        NATIONWIDE VLI SEPARATE ACCOUNT-3

          STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS' EQUITY

                                DECEMBER 31, 1997


ASSETS:
   Investments at market value:
      American Century VP - American Century VP Advantage (ACVPAdv)
         129,722 shares (cost $719,633) ................................................     $    856,167
      American Century VP - American Century VP Balanced (ACVPBal)
         2,433 shares (cost $17,449) ...................................................           20,045
      American Century VP - American Century VP Capital Appreciation (ACVPCapAp)
         7,094 shares (cost $74,200) ...................................................           68,673
      American Century VP - American Century VP International (ACVPInt)
         4,061 shares (cost $23,401) ...................................................           27,779
      The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)
         1,715 shares (cost $33,294) ...................................................           42,817
      Dreyfus Stock Index Fund (DryStkIx)
         12,831 shares (cost $258,979) .................................................          330,411
      Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp)
         374 shares (cost $10,434) .....................................................           10,432
      Dreyfus VIF - Growth and Income Portfolio (DryGrInc)
         40 shares (cost $886) .........................................................              838
      Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
         20,469 shares (cost $416,354) .................................................          496,978
      Fidelity VIP - Growth Portfolio (FidVIPGr)
         11,224 shares (cost $338,461) .................................................          416,428
      Fidelity VIP - High Income Portfolio (FidVIPHI)
         4,309 shares (cost $52,212) ...................................................           58,519
      Fidelity VIP - Overseas Portfolio (FidVIPOv)
         905 shares (cost $16,108) .....................................................           17,377
      Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
         6,727 shares (cost $104,062) ..................................................          121,147
      Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)
         17,676 shares (cost $285,823) .................................................          352,462
      Nationwide SAT - Capital Appreciation Fund (NSATCapAp)
         292,838 shares (cost $3,699,741) ..............................................        6,211,085
      Nationwide SAT - Government Bond Fund (NSATGvtBd)
         143,822 shares (cost $1,566,643) ..............................................        1,636,693
      Nationwide SAT - Money Market Fund (NSATMyMkt)
         352,888 shares (cost $352,888) ................................................          352,888
      Nationwide SAT - Small Company Fund (NSATSmCo)
         3,833 shares (cost $53,202) ...................................................           60,756
      Nationwide SAT - Total Return Fund (NSATTotRe)
         994,142 shares (cost $11,255,329) .............................................       16,284,051
      Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)
         78,073 shares (cost $1,203,317) ...............................................        1,389,702

      Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)
         1,895 shares (cost $50,274) ........................................................        57,882
      Neuberger & Berman AMT - Limited Maturity Bond Portfolio (NBAMTLMat)
         709 shares (cost $9,831) ...........................................................        10,012
      Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)
         6,502 shares (cost $106,327) .......................................................       133,940
      Oppenheimer VAF - Bond Fund (OppBdFd)
         346 shares (cost $4,044) ...........................................................         4,115
      Oppenheimer VAF - Global Securities Fund (OppGISec)
         2,647 shares (cost $46,783) ........................................................        56,568
      Oppenheimer VAF - Growth Fund (OppGro)
         15 shares (cost $501) ..............................................................           500
      Oppenheimer VAF - Multiple Strategies Fund (OppMult)
         455 shares (cost $6,950) ...........................................................         7,736
      Strong Opportunity Fund II, Inc. (StOpp2)
         5,303 shares (cost $97,249) ........................................................       115,069
      Strong VIF - Strong Discovery Fund II (StDisc2)
         2,667 shares (cost $29,763) ........................................................        32,090
      Strong VIF - Strong International Stock Fund II (StIntStk2)
         1,272 shares (cost $14,318) ........................................................        11,855
      Van Eck WIT - Worldwide Bond Fund (VEWrldBd)
         146 shares (cost $1,557) ...........................................................         1,607
      Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)
         799 shares (cost $11,076) ..........................................................         8,786
      Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
         1,025 shares (cost $16,909) ........................................................        16,109
      Van Kampen American Capital LIT -
      Morgan Stanley Real Estate Securities Portfolio (MSRESec)
         1,320 shares (cost $20,609) ........................................................        20,921
      Warburg Pincus Trust - International Equity Portfolio (WPIntEq)
         2,296 shares (cost $27,098).........................................................        24,081
      Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)
         3,297 shares (cost $44,877) ........................................................        54,335
                                                                                               ------------
            Total assets ....................................................................    29,310,854
ACCOUNTS PAYABLE ............................................................................           248
                                                                                               ------------
CONTRACT OWNERS' EQUITY (NOTE 8) ............................................................  $ 29,310,606
                                                                                               ============


See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
         STATEMENTS OF OPERATIONS AND CHANGES IN CONTRACT OWNERS' EQUITY
                  YEARS ENDED DECEMBER 31, 1997, 1996 AND 1995


                                                              1997               1996               1995
                                                         ------------        -----------        -----------
INVESTMENT ACTIVITY:
   Reinvested dividends ..........................       $    452,251            447,134            455,368
   Mortality and expense charges (note 3) ........           (208,160)          (159,468)          (119,641)
                                                         ------------        -----------        -----------
      Net investment activity ....................            244,091            287,666            335,727
                                                         ------------        -----------        -----------

   Proceeds from mutual fund shares sold .........          2,224,444          1,904,080          2,252,228
   Cost of mutual funds sold .....................         (1,729,172)        (1,696,815)        (2,113,393)
                                                         ------------        -----------        -----------
      Realized gain on investments ...............            495,272            207,265            138,835
   Change in unrealized gain on investments ......          4,439,699          2,051,092          2,274,433
                                                         ------------        -----------        -----------
      Net gain on investments ....................          4,934,971          2,258,357          2,413,268
                                                         ------------        -----------        -----------
   Reinvested capital gains ......................            845,589            830,186            629,145
                                                         ------------        -----------        -----------
         Net increase in contract owners'
            equity resulting from operations .....          6,024,651          3,376,209          3,378,140
                                                         ------------        -----------        -----------

EQUITY TRANSACTIONS:
   Purchase payments received from contract owners          4,453,849          4,940,306          4,661,075
   Surrenders ....................................           (747,816)          (641,251)          (427,125)
   Death benefits (note 4) .......................            (28,333)            (6,306)           (11,836)
   Policy loans (net of repayments) (note 5) .....           (891,821)          (635,496)          (212,115)
   Deductions for surrender charges (note 2d) ....           (166,341)          (145,828)           (71,008)
   Redemptions to pay cost of insurance charges
      and administration charges (notes 2b and 2c)         (2,036,264)        (2,089,346)        (2,073,851)
                                                         ------------        -----------        -----------
         Net increase in equity transactions .....            583,274          1,422,079          1,865,140
                                                         ------------        -----------        -----------

NET CHANGE IN CONTRACT OWNERS' EQUITY ............          6,607,925          4,798,288          5,243,280
CONTRACT OWNERS' EQUITY BEGINNING OF PERIOD ......         22,702,681         17,904,393         12,661,113
                                                         ------------        -----------        -----------
CONTRACT OWNERS' EQUITY END OF PERIOD ............       $ 29,310,606         22,702,681         17,904,393
                                                         ============        ===========        ===========

See accompanying notes to financial statements.

                        NATIONWIDE VLI SEPARATE ACCOUNT-3
                          NOTES TO FINANCIAL STATEMENTS
                        DECEMBER 31, 1997, 1996 AND 1995


(1)  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     (a) Organization and Nature of Operations

         The Nationwide VLI Separate Account-3 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on August 8, 1984. The Account has been registered as a unit investment trust under the Investment Company Act of 1940. On August 21, 1991, the Company (Depositor) transferred to the Account 50,000 shares of American Century VP - American Century VP Advantage, for which it was credited with 25,000 accumulation units. The value of the accumulation units purchased by the Company on August 21, 1991 was $250,000.

         The Company offers Modified Single Premium and Flexible Premium Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through Company Agents; however, other distributors may be utilized.

     (b) The Contracts

         Only contracts with a front-end sales load, a surrender charge and certain other fees have been offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

         Contract owners may invest in the following funds:

         Portfolios of the American Century Variable Portfolios, Inc. (American Century VP) (formerly TCI Portfolios, Inc.);

            American Century VP - American Century VP Advantage (ACVPAdv)
              (formerly TCI Portfolios - TCI Advantage)
            American Century VP - American Century VP Balanced (ACVPBal)
              (formerly TCI Portfolios - TCI Balanced)
            American Century VP - American Century VP Capital Appreciation
              (ACVPCapAp) (formerly TCI Portfolios - TCI Growth)
            American Century VP - American Century VP International (ACVPInt)
              (formerly TCI Portfolios - TCI International)
            American Century VP - American Century VP Value (ACVPValue)
              (formerly TCI Portfolios - TCI Value)

         The Dreyfus Socially Responsible Growth Fund, Inc. (DrySRGro)

         Dreyfus Stock Index Fund (DryStkIx)

         Portfolios of the Dreyfus Variable Investment Fund (Dreyfus VIF);
            Dreyfus VIF - Capital Appreciation Portfolio (DryCapAp) Dreyfus VIF - Growth and Income Portfolio (DryGrInc)

         Portfolios of the Fidelity Variable Insurance Products Fund (Fidelity
         VIP);

            Fidelity VIP - Equity-Income Portfolio (FidVIPEI)
            Fidelity VIP - Growth Portfolio (FidVIPGr)
            Fidelity VIP - High Income Portfolio (FidVIPHI)
            Fidelity VIP - Overseas Portfolio (FidVIPOv)

         Portfolios of the Fidelity Variable Insurance Products Fund II (Fidelity VIP-II);

            Fidelity VIP-II - Asset Manager Portfolio (FidVIPAM)
            Fidelity VIP-II - Contrafund Portfolio (FidVIPCon)

         Portfolio of the Fidelity Variable Insurance Products Fund III (Fidelity VIP-III);

            Fidelity VIP-III - Growth Opportunities Portfolio (FidVIPGrOp)

         Portfolio of the Morgan Stanley Universal Funds, Inc. (Morgan Stanley);
            Morgan Stanley - Emerging Markets Debt Portfolio (MSEmMkt)

         Funds of the Nationwide Separate Account Trust (Nationwide SAT) (managed for a fee by an affiliated investment advisor);

            Nationwide SAT - Capital Appreciation Fund (NSATCapAp)

            Nationwide SAT - Government Bond Fund (NSATGvtBd)

            Nationwide SAT - Money Market Fund (NSATMyMkt)

            Nationwide SAT - Small Company Fund (NSATSmCo)

            Nationwide SAT - Total Return Fund (NSATTotRe)

         Portfolios of the Neuberger & Berman Advisers Management Trust (Neuberger & Berman AMT);

            Neuberger & Berman AMT - Balanced Portfolio (NBAMTBal)

            Neuberger & Berman AMT - Growth Portfolio (NBAMTGro)

            Neuberger & Berman AMT - Limited Maturity Bond Portfolio
            (NBAMTLMat)

            Neuberger & Berman AMT - Partners Portfolio (NBAMTPart)

         Funds of the Oppenheimer Variable Account Funds (Oppenheimer VAF);

            Oppenheimer VAF - Bond Fund (OppBdFd)

            Oppenheimer VAF - Global Securities Fund (OppGlSec)

            Oppenheimer VAF - Growth Fund (OppGro)

            Oppenheimer VAF - Multiple Strategies Fund (OppMult)

         Strong Opportunity Fund II, Inc. (StOpp2) (formerly Strong Special Fund II, Inc.)


         Funds of the Strong Variable Insurance Funds, Inc. (Strong VIF);

            Strong VIF - Strong Discovery Fund II (StDisc2)

            Strong VIF - Strong International Stock Fund II (StIntStk2)

         Funds of the Van Eck Worldwide Insurance Trust (Van Eck WIT);

            Van Eck WIT - Worldwide Bond Fund (VEWrldBd)

            Van Eck WIT - Worldwide Emerging Markets Fund (VEWrldEMkt)

            Van Eck WIT - Worldwide Hard Assets Fund (VEWrldHAs)
              (formerly Van Eck WIT - Gold and Natural Resources Fund)

         Portfolio of the Van Kampen American Capital Life Investment Trust (Van Kampen American Capital LIT);

            Van Kampen American Capital LIT - Morgan Stanley Real Estate Securities Portfolio (MSRESec)
              (formerly Van Kampen American Capital LIT - Real Estate Securities Fund)

         Portfolios of the Warburg Pincus Trust;

            Warburg Pincus Trust - International Equity Portfolio (WPIntEq)

            Warburg Pincus Trust - Post Venture Capital Portfolio (WPPVenCap)

            Warburg Pincus Trust - Small Company Growth Portfolio (WPSmCoGr)

         At December 31, 1997, contract owners have invested in all of the above funds except for American Century VP - American Century VP Value, Fidelity VIP-III - Growth Opportunities Portfolio, Morgan Stanley - Emerging Markets Debt Portfolio and Warburg Pincus Trust - Post Venture Capital Portfolio. The contract owners' equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy charges (see notes 2 and 3). The accompanying financial statements include only contract owners' purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

     (c) Security Valuation, Transactions and Related Investment Income.

         The market value of the underlying mutual funds is based on the closing net asset value per share at December 31, 1997. The cost of investments sold is determined on the specific identification basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date.

     (d) Federal Income Taxes

         Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code.

         The Company does not provide for income taxes within the Account. Taxes are the responsibility of the contract owner upon termination or withdrawal.

     (e) Use of Estimates in the Preparation of Financial Statements

         The preparation of financial statements in conformity with generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

     (f) Reclassifications

         Certain 1996 and 1995 amounts have been reclassified to conform with the current period presentation.

(2)  POLICY CHARGES

     (a) Deductions from Premium

         On flexible premium life insurance contracts, the Company deducts a charge for state premium taxes equal to 2.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 3.5% from each premium payment received. The Company may at its sole discretion reduce this sales loading.

     (b) Cost of Insurance

         A cost of insurance charge is assessed monthly against each contract. The amount of the charge is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

     (c) Administrative Charges

         For flexible premium contracts, the Company currently deducts a monthly administrative charge of $12.50 during the first policy year and $5 per month thereafter (may deduct up to $7.50, maximum) to recover policy maintenance, accounting, record keeping and other administrative expenses. Additionally, the Company deducts an increase charge of $2.04 per year per $1,000 applied to any increase in the specified amount during the first 12 months after the increase becomes effective.

         The above charges are assessed against each contract by liquidating units.

     (d) Surrender Charges

         Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For flexible premium contracts, the charge is 100% of the initial surrender charge in the first year, declining to 30% of the initial surrender charge in the ninth year.

         No surrender charge is assessed on any contract surrendered after the ninth year.

         The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. No charges were deducted from the initial funding, or from earnings thereon.

(3)  ASSET CHARGES

     The Company deducts a charge equal to an annual rate of .80%, with certain exceptions, to cover mortality and expense risk charges related to operations. On each policy anniversary beginning with the 10th, this charge is reduced to 0.50% on an annual basis provided that the cash surrender value of the contract is $25,000 or more on such anniversary. This charge is assessed through the unit value calculation.

(4)  DEATH BENEFITS

     Death benefits result in a redemption of the contract value from the Account and payment of the death benefit proceeds, less any outstanding policy loans and policy charges, to the legal beneficiary. The excess of the death benefit proceeds over the contract value on the date of death is paid by the Company's general account.

(5)  POLICY LOANS (NET OF REPAYMENTS)

     Contract provisions allow contract owners to borrow 90% of a policy's cash surrender value. The contract is charged 6% on the outstanding loan and is due and payable in advance on the policy anniversary.

     At the time the loan is granted, the amount of the loan is transferred from the Account to the Company's general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company's general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6)  RELATED PARTY TRANSACTIONS

     The Company performs various services on behalf of the Mutual Fund Companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, preparation, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

(7)  SCHEDULE I

     Schedule I presents the components of the change in the unit values, which are the basis for contract owners' equity. This schedule is presented in the following format:

         -        Beginning unit value - Jan. 1

         -        Reinvested capital gains and dividends
                  (This amount reflects the increase in the unit value due to capital gain and dividend distributions from the underlying mutual funds.)

         -        Unrealized gain (loss)
                  (This amount reflects the increase (decrease) in the unit value resulting from the market appreciation (depreciation) of the underlying mutual funds.)

         -        Asset charges
                  (This amount reflects the decrease in the unit value due to the charge discussed in note 3.)

         -        Ending unit value - Dec. 31

         -        Percentage increase (decrease) in unit value.

(8)  COMPONENTS OF CONTRACT OWNERS' EQUITY

     The following is a summary of contract owners' equity at December 31, 1997.

                                                                                                   ANNUAL
     Contract owners' equity represented by:        UNITS        UNIT VALUE                        RETURN
                                                   --------      ----------                       --------
American Century VP -
 American Century VP Advantage .............        27,087       $15.906088       $   430,848        12%

American Century VP -
 American Century VP Advantage
   Initial Funding by Depositor (note 1a) ..        25,000        17.013707           425,343        13%

American Century VP -
 American Century VP Balanced ..............         1,192        16.822481            20,052        15%

American Century VP -
 American Century VP Capital Appreciation ..         4,670        14.709822            68,695        (4)%

American Century VP -
 American Century VP International .........         1,983        13.994328            27,751        18%

The Dreyfus Socially Responsible
 Growth Fund, Inc. .........................         1,942        22.067304            42,855        27%

Dreyfus Stock Index Fund ...................        14,960        22.086039           330,407        32%

Dreyfus VIF - Capital Appreciation Portfolio         1,021        10.216196            10,431         2%(a)

Dreyfus VIF - Growth and Income Portfolio ..            73        11.514756               841        15%

Fidelity VIP - Equity-Income Portfolio .....        15,527        32.007773           496,985        27%

Fidelity VIP - Growth Portfolio ............        14,055        29.627929           416,421        22%

Fidelity VIP - High Income Portfolio .......         2,126        27.535006            58,539        17%

Fidelity VIP - Overseas Portfolio ..........         1,025        16.959418            17,383        11%

Fidelity VIP-II - Asset Manager Portfolio ..         5,568        21.747656           121,091        20%

Fidelity VIP-II - Contrafund Portfolio .....        21,431        16.448700           352,512        23%

Nationwide SAT - Capital Appreciation Fund .       252,861        24.563746         6,211,213        33%

Nationwide SAT - Government Bond Fund ......        97,797        16.735906         1,636,721         9%

Nationwide SAT - Money Market Fund .........        27,608        12.754301           352,121         4%

Nationwide SAT - Small Company Fund ........         3,751        16.199871            60,766        16%

Nationwide SAT - Total Return Fund .........       576,775        28.233403        16,284,321        28%

Neuberger & Berman AMT - Balanced Portfolio         78,124        17.788645         1,389,720        19%

Neuberger & Berman AMT - Growth Portfolio ..         2,617        22.117203            57,881        28%

Neuberger & Berman AMT -
 Limited Maturity Bond Portfolio ...........           698        14.349688            10,016         6%

                                                                     (Continued)

Neuberger & Berman AMT - Partners Portfolio ...       5,889       22.746051                 133,951        30%

Oppenheimer VAF - Bond Fund ...................         239       17.086434                   4,084         8%

Oppenheimer VAF - Global Securities Fund ......       3,451       16.380762                  56,530        22%

Oppenheimer VAF - Growth Fund .................          48       10.452595                     502         5%(a)

Oppenheimer VAF - Multiple Strategies Fund ....         360       21.450954                   7,722        16%

Strong Opportunity Fund II, Inc. ..............       4,286       26.851737                 115,087        24%

Strong VIF - Strong Discovery Fund II .........       1,759       18.249145                  32,100        11%

Strong VIF - Strong International Stock Fund II       1,233        9.615755                  11,856       (14)%

Van Eck WIT - Worldwide Bond Fund .............         117       13.690999                   1,602         2%

Van Eck WIT -
 Worldwide Emerging Markets Fund ..............         992        8.838307                   8,768       (12)%

Van Eck WIT - Worldwide Hard Assets Fund ......         904       17.834480                  16,122        (2)%

Van Kampen American Capital LIT -
 Morgan Stanley Real Estate
 Securities Portfolio .........................       1,156       18.130321                  20,959        21%

Warburg Pincus Trust -
 International Equity Portfolio ...............       2,130       11.306660                  24,083        (3)%

Warburg Pincus Trust -
 Small Company Growth Portfolio ...............       3,363       16.154327                  54,327        15%
                                                     ======      ==========            ------------

                                                                                       $ 29,310,606
                                                                                       ============

(a) This investment option was not being utilized for the entire period.

                                                                      Schedule I

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                    ACVPAdv        ACVPAdv+        ACVPBal           ACVPCapAp           ACVPInt
                                ------------    ------------   ------------       ------------       ------------
1997***

Beginning unit value - Jan. 1   $  14.210999       15.079515      14.642920          15.327392          11.890858
                                ------------    ------------   ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .999595        1.062482        .824605            .309262            .408237
                                ------------    ------------   ------------       ------------       ------------


Unrealized gain (loss) .......       .816206         .871710       1.481680           (.805571)          1.802759
                                ------------    ------------   ------------       ------------       ------------


Asset charges ................      (.120712)        .000000       (.126724)          (.121261)          (.107526)
                                ------------    ------------   ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  15.906088       17.013707      16.822481          14.709822          13.994328
                                ------------    ------------   ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            12%             13%            15%                (4)%               18%
                                ============    ============   ============       ============       ============


1996

Beginning unit value - Jan. 1   $  13.112917       13.802855      13.155049          16.149061          10.477472
                                ------------    ------------   ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .945920         .998314        .622373           1.812196            .249286
                                ------------    ------------   ------------       ------------       ------------


Unrealized gain (loss) .......       .260998         .278346        .976138          (2.505020)          1.252389
                                ------------    ------------   ------------       ------------       ------------


Asset charges ................      (.108836)        .000000       (.110640)          (.128845)          (.088289)
                                ------------    ------------   ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  14.210999       15.079515      14.642920          15.327392          11.890858
                                ------------    ------------   ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............             8%              9%            11%                (5)%               13%
                                ============    ============   ============       ============       ============


1995

Beginning unit value - Jan. 1   $  11.321934       11.822996      12.526705          15.745499          10.216142
                                ------------    ------------   ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .411556         .431938        .187655            .000000            .000000
                                ------------    ------------   ------------       ------------       ------------


Unrealized gain (loss) .......      1.477165        1.547921        .482910            .457100            .294719
                                ------------    ------------   ------------       ------------       ------------


Asset charges ................      (.097738)        .000000       (.042221)          (.053538)          (.033389)
                                ------------    ------------   ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  13.112917       13.802855      13.155049          16.149061          10.477472
                                ------------    ------------   ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            16%             17%             5%(b)              3%(b)              3%(b)
                                ============    ============   ============       ============       ============



                                    DrySRGro        DryStkIx           DryCapAp           DryGrInc        FidVIPEI
                                   -----------   ------------       ------------       ------------    ------------
1997***

Beginning unit value - Jan. 1    17.319589            16.744674          10.000000             9.988034       25.185570
                               -----------         ------------       ------------          ------------       ------------


Reinvested capital gains
and dividends ................     .711304              .963779            .084621              .953991        2.596690
                               -----------         ------------       ------------          ------------      ------------


Unrealized gain (loss) .......    4.197125             4.535869            .168989              .659188        4.456322
                               -----------         ------------       ------------          ------------      ------------


Asset charges ................   (.160714)             (.158283)          (.037414)           (.086457)        (.230809)
                               -----------         ------------       ------------          ------------      ------------


Ending unit value - Dec. 31 ..  22.067304             22.086039          10.216196           11.514756        32.007773
                               -----------         ------------       ------------         ------------      ------------


Percentage increase (decrease)
in unit value*(a) ............         27%                   32%                 2%(b)              15%              27%
                               ===========          ===========       ============          ===========       ============




1996

Beginning unit value - Jan. 1   14.401809             13.775382                 **                 **        22.215745
                               -----------         ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................    .747630               .596225                                               1.025291
                               -----------         ------------       ------------       ------------      ------------


Unrealized gain (loss) .......   2.296912              2.494042                                               2.132663
                               -----------         ------------       ------------       ------------      ------------


Asset charges ................   (.126762)             (.120975)                                              (.188129)
                               -----------         ------------       ------------       ------------      ------------


Ending unit value - Dec. 31 ..  17.319588             16.744674                                              25.185570
                               -----------         ------------       ------------        -----------      ------------


Percentage increase (decrease)
in unit value*(a) ............         20%                   22%                                                   13%
                               ===========         ============       ============       ============      ============




1995


Beginning unit value - Jan. 1   13.083801             12.456650               **                **          19.991986
                                ----------          ------------       ----------        -----------     -------------




Reinvested capital gains
and dividends ................     .396430                .239425                                               .229029
                               -----------          ------------       ---------          -----------     ------------



Unrealized gain (loss) .......   .967071                1.122261                                              2.063681
                               ----------           ------------       ----------         ------------    ------------


Asset charges ................   (.45493)               (.042954)                                             (.068951)
                               -----------          ------------       ------------       ------------    ------------


Ending unit value - Dec. 31 ..   14.401809             13.775382                                             22.215745
                                ----------          ------------       ------------       ------------    ------------

                                        10%(b)                11%(b)                                                11%(b)
                                ==========          ============       ============       ============    ============

Percentage increase (decrease)
in unit value*(a) ............


  * An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

 ** This investment option was not utilized or was not available.

*** No other investment options were being utilized.

+ For Depositor, see note 1a.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                  FidVIPGr           FidVIPHI           FidVIPOv           FidVIPAM           FidVIPCon
                                ------------       ------------       ------------       ------------       ------------
1997***

Beginning unit value - Jan. 1   $  24.186560          23.588786          15.324813          18.169993          13.356323
                                ------------       ------------       ------------       ------------       ------------

Reinvested capital gains
and dividends ................       .892486           1.882562           1.332926           2.219812            .411003
                                ------------       ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      4.767095           2.267847            .436152           1.518239           2.801162
                                ------------       ------------       ------------       ------------       ------------


Asset charges ................      (.218212)          (.204189)          (.134473)          (.160388)          (.119788)
                                ------------       ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  29.627929          27.535006          16.959418          21.747656          16.448700
                                ------------       ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            22%                17%                11%                20%                23%
                                ============       ============       ============       ============       ============



1996

Beginning unit value - Jan. 1   $  21.256059          20.852993          13.645033          15.982529          11.099135
                                ------------       ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................      1.527554           1.902180            .335875           1.051899            .104631
                                ------------       ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      1.587071           1.012148           1.459385           1.270941           2.248711
                                ------------       ------------       ------------       ------------       ------------


Asset charges ................      (.184124)          (.178535)          (.115480)          (.135376)          (.096154)
                                ------------       ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  24.186560          23.588786          15.324813          18.169993          13.356323
                                ------------       ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............           14%                13%                12%                14%                20%
                                ============       ============       ============       ============       ============




1995

Beginning unit value - Jan. 1   $  21.077777          19.897254          13.633767          15.029765          10.655665
                                ------------       ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .000000            .000000            .000000            .000000            .143118
                                ------------       ------------       ------------       ------------       ------------


Unrealized gain (loss) .......       .249916           1.022818            .055055           1.003384            .336322
                                ------------       ------------       ------------       ------------       ------------


Asset charges ................      (.071634)          (.067079)          (.043789)          (.050620)          (.035970)
                                ------------       ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  21.256059          20.852993          13.645033          15.982529          11.099135
                                ------------       ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............             1%(b)              5%(b)              0%(b)              6%(b)              4%(b)
                                ============       ============       ============       ============       ============


                                  NSATCapAp       NSATGvtBd       NSATMyMkt       NSATSmCo           NSATTotRe
                                ------------    ------------    ------------    ------------       ------------

1997***

Beginning unit value - Jan. 1      18.410667       15.383251       12.214743       13.915643          21.988773
                                ------------    ------------    ------------    ------------       ------------

Reinvested capital gains
and dividends ................       .749108         .983193         .640005         .442290           1.284328
                                ------------    ------------    ------------    ------------       ------------


Unrealized gain (loss) .......      5.577539         .496554         .000000        1.962570           5.164704
                                ------------    ------------    ------------    ------------       ------------


Asset charges ................      (.173568)       (.127092)       (.100447)       (.120632)          (.204402)
                                ------------    ------------    ------------    ------------       ------------


Ending unit value - Dec. 31 ..     24.563746       16.735906       12.754301       16.199871          28.233403
                                ------------    ------------    ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            33%              9%              4%             16%                28%
                                ============    ============    ============    ============       ============



1996

Beginning unit value - Jan. 1      14.713230       14.984933       11.714295       11.420759          18.192762
                                ------------    ------------    ------------    ------------       ------------


Reinvested capital gains
and dividends ................       .766553         .930103         .596995         .133983           1.217547
                                ------------    ------------    ------------    ------------       ------------


Unrealized gain (loss) .......      3.061949        (.412550)        .000000        2.463983           2.737018
                                ------------    ------------    ------------    ------------       ------------


Asset charges ................      (.131065)       (.119235)       (.096547)       (.103082)          (.158554)
                                ------------    ------------    ------------    ------------       ------------


Ending unit value - Dec. 31 ..     18.410667       15.383251       12.214743       13.915643          21.988773
                                ------------    ------------    ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            25%              3%              4%             22%                21%
                                ============    ============    ============    ============       ============




1995

Beginning unit value - Jan. 1      11.465403       12.720514       11.176411       10.000000          14.205723
                                ------------    ------------    ------------    ------------       ------------


Reinvested capital gains
and dividends ................       .653781         .903001         .629782         .017475           1.413734
                                ------------    ------------    ------------    ------------       ------------


Unrealized gain (loss) .......      2.696528        1.472503         .000000        1.418968           2.703396
                                ------------    ------------    ------------    ------------       ------------


Asset charges ................      (.102482)       (.111085)       (.091898)       (.015684)          (.130091)
                                ------------    ------------    ------------    ------------       ------------


Ending unit value - Dec. 31 ..     14.713230       14.984933       11.714295       11.420759          18.192762
                                ------------    ------------    ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            28%             18%              5%             14%(b)             28%
                                ============    ============    ============    ============       ============

   * An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

** This investment option was not utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995

                                  NBAMTBal        NBAMTGro           NBAMTLMat          NBAMTPart          OppBdFd
                                ------------    ------------       ------------       ------------       ------------

1997***

Beginning unit value - Jan. 1   $  15.011230       17.282005          13.551318          17.469360          15.764821
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................      1.007641        1.519798            .799524            .868124           1.051063
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      1.902952        3.476793            .110278           4.571636            .400626
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.133178)       (.161393)          (.111432)          (.163069)          (.130076)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  17.788645       22.117203          14.349688          22.746051          17.086434
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            19%             28%                 6%                30%                 8%
                                ============    ============       ============       ============       ============



1996

Beginning unit value - Jan. 1   $  14.157643       15.962482          13.096811          13.591346          15.164813
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................      2.170851        1.448641           1.102543            .554011            .975830
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......     (1.201214)        .003774           (.542247)          3.446498           (.253799)
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.116050)       (.132892)          (.105789)          (.122495)          (.122023)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  15.011230       17.282005          13.551318          17.469360          15.764821
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............             6%              8%                 3%                29%                 4%
                                ============    ============       ============       ============       ============



1995

Beginning unit value - Jan. 1   $  11.531273       15.674452          12.612894          12.574475          14.319149
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .293664         .000000            .000000            .000000            .451093
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      2.438125         .341270            .526078           1.059943            .442834
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.105419)       (.053240)          (.042161)          (.043072)          (.048263)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..  $  14.157643       15.962482          13.096811          13.591346          15.164813
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            23%              2%(b)              4%(b)              8%(b)              6%(b)
                                ============    ============       ============       ============       ============




                                  OppGISec         OppGro             OppMult            StOpp2             StDisc2
                                ------------    ------------       ------------       ------------       ------------

1997***

Beginning unit value - Jan. 1      13.457220       10.000000          18.446363          21.575419          16.514861
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .171449         .000000           1.424675           2.199285            .000000
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      2.875192         .491618           1.740590           3.271150           1.874039
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.123099)       (.039023)          (.160674)          (.194117)          (.139755)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..     16.380762       10.452595          21.450954          26.851737          18.249145
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            22%              5%(b)             16%                24%                11%
                                ============    ============       ============       ============       ============



1996

Beginning unit value - Jan. 1      11.542134              **          16.100377          18.408627          16.514850
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .000000                           1.226905            .866384           3.367146
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      2.014545                           1.256649           2.458870          (3.238459)
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.099459)                          (.137568)          (.158462)          (.128676)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..     13.457220                          18.446363          21.575419          16.514861
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............            17%                                15%                17%                 0%
                                ============    ============       ============       ============       ============



1995

Beginning unit value - Jan. 1      11.943012              **          15.453572          17.177125          15.320395
                                ------------    ------------       ------------       ------------       ------------


Reinvested capital gains
and dividends ................       .000000                            .337996            .082118            .211565
                                ------------    ------------       ------------       ------------       ------------


Unrealized gain (loss) .......      (.362402)                           .360634           1.207608           1.035469
                                ------------    ------------       ------------       ------------       ------------


Asset charges ................      (.038476)                          (.051825)          (.058224)          (.052579)
                                ------------    ------------       ------------       ------------       ------------


Ending unit value - Dec. 31 ..     11.542134                          16.100377          18.408627          16.514850
                                ------------    ------------       ------------       ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............       (3)%(b)                                  4%(b)              7%(b)              8%(b)
                                ============    ============       ============       ============       ============

   * An annualized rate of return cannot be determined as:

         (a) Asset charges do not include the policy charges discussed in note 2; and

         (b) This investment option was not utilized for the entire year indicated.

** This investment option was not utilized or was not available.

*** No other investment options were being utilized.

                       NATIONWIDE VLI SEPARATE ACCOUNT-3

                       SCHEDULES OF CHANGES IN UNIT VALUE

                  Years Ended December 31, 1997, 1996 and 1995


                                  StIntStk2       VEWrldBd          VEWrldEMkt      VEWrldHAs            MSRESec
                                ------------    ------------       ------------    ------------       ------------
1997***

Beginning unit value - Jan. 1   $  11.208230       13.479157          10.078948       18.284590          15.045195
                                ------------    ------------       ------------    ------------       ------------


Reinvested capital gains
and dividends ................       .471812         .436884            .040323         .797803           2.048475
                                ------------    ------------       ------------    ------------       ------------


Unrealized gain (loss) .......     (1.974108)       (.118284)         (1.191572)      (1.099846)          1.165854
                                ------------    ------------       ------------    ------------       ------------


Asset charges ................      (.090179)       (.106758)          (.089392)       (.148067)          (.129203)
                                ------------    ------------       ------------    ------------       ------------


Ending unit value - Dec. 31 ..  $   9.615755       13.690999           8.838307       17.834480          18.130321
                                ------------    ------------       ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............           (14)%             2%               (12)%            (2)%               21%
                                ============    ============       ============    ============       ============



1996

Beginning unit value - Jan. 1   $  10.236021       13.253457                 **       15.612002          10.792212
                                ------------    ------------       ------------    ------------       ------------


Reinvested capital gains
and dividends ................       .051144         .361660                            .331277            .289441
                                ------------    ------------       ------------    ------------       ------------


Unrealized gain (loss) .......      1.009533        (.030793)                          2.482492           4.059026
                                ------------    ------------       ------------    ------------       ------------


Asset charges ................      (.088468)       (.105167)                          (.141181)          (.095484)
                                ------------    ------------       ------------    ------------       ------------


Ending unit value - Dec. 31 ..  $  11.208230       13.479157                          18.284590          15.045195
                                ------------    ------------       ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............             9%              2%                                17%                39%
                                ============    ============       ============    ============       ============



1995

Beginning unit value - Jan. 1            **       $  13.012850               **       15.406908          10.203521
                                ------------    ------------       ------------    ------------       ------------


Reinvested capital gains
and dividends ................                       .245483                            .075481            .092168
                                ------------    ------------       ------------    ------------       ------------


Unrealized gain (loss) .......                       .038021                            .180118            .530496
                                ------------    ------------       ------------    ------------       ------------


Asset charges ................                      (.042897)                          (.050505)          (.033973)
                                ------------    ------------       ------------    ------------       ------------


Ending unit value - Dec. 31 ..                  $  13.253457                          15.612002          10.792212
                                ------------    ------------       ------------    ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............                             2%(b)                              1%(b)              6%(b)
                                ============    ============       ============    ============       ============

                                     WPIntEq           WPSmCoGr
                                  ------------       ------------
1997***

Beginning unit value - Jan. 1        11.660648          14.080553
                                  ------------       ------------


Reinvested capital gains
and dividends ................         .724094            .000000
                                  ------------       ------------


Unrealized gain (loss) .......        (.979169)          2.190720
                                  ------------       ------------


Asset charges ................        (.098913)          (.116946)
                                  ------------       ------------


Ending unit value - Dec. 31 ..       11.306660          16.154327
                                  ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............              (3)%               15%
                                  ============       ============



1996

Beginning unit value - Jan. 1        10.687672          12.461074
                                  ------------       ------------


Reinvested capital gains
and dividends ................         .227366            .000000
                                  ------------       ------------


Unrealized gain (loss) .......         .836487           1.727810
                                  ------------       ------------


Asset charges ................        (.090877)          (.108331)
                                  ------------       ------------


Ending unit value - Dec. 31 ..       11.660648          14.080553
                                  ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............               9%                13%
                                  ============       ============



1995

Beginning unit value - Jan. 1        10.236484          10.233506
                                  ------------       ------------


Reinvested capital gains
and dividends ................         .077521            .000000
                                  ------------       ------------


Unrealized gain (loss) .......         .408042           2.264927
                                  ------------       ------------


Asset charges ................        (.034375)          (.037359)
                                  ------------       ------------


Ending unit value - Dec. 31 ..       10.687672          12.461074
                                  ------------       ------------


Percentage increase (decrease)
in unit value*(a) ............               4%(b)             22%(b)
                                  ============       ============

   * An annualized rate of return cannot be determined as:

(a) Asset charges do not include the policy charges discussed in note 2; and

(b) This investment option was not utilized for the entire year indicated.

** This investment option was not utilized or was not available.

*** No other investment options were being utilized.


See note 7.

                          INDEPENDENT AUDITORS' REPORT


The Board of Directors
Nationwide Life Insurance Company:


We have audited the accompanying consolidated balance sheets of Nationwide Life Insurance Company and subsidiaries (collectively the Company), a wholly owned subsidiary of Nationwide Financial Services, Inc., as of December 31, 1997 and 1996, and the related consolidated statements of income, shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 1997. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these consolidated financial statements based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of Nationwide Life Insurance Company and subsidiaries as of December 31, 1997 and 1996, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1997, in conformity with generally accepted accounting principles.



                                                    KPMG Peat Marwick LLP


Columbus, Ohio
January 30, 1998

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                           Consolidated Balance Sheets

                            (in millions of dollars)


                                                                                                   December 31,
                                                                                        -----------------------------------
                                        ASSETS                                                1997               1996
                                        ------
                                                                                        -----------------   ---------------
Investments:
  Securities available-for-sale, at fair value:
    Fixed maturity securities                                                               $13,204.1           $12,304.6
    Equity securities                                                                            80.4                59.1
  Mortgage loans on real estate, net                                                          5,181.6             5,272.1
  Real estate, net                                                                              311.4               265.8
  Policy loans                                                                                  415.3               371.8
  Other long-term investments                                                                    25.2                28.7
  Short-term investments                                                                        358.4                 4.8
                                                                                           ----------           ---------
                                                                                             19,576.4            18,306.9
                                                                                           ----------           ---------

Cash                                                                                            175.6                43.8
Accrued investment income                                                                       210.5               210.2
Deferred policy acquisition costs                                                             1,665.4             1,366.5
Investment in subsidiaries classified as discontinued operations                                  -                 485.7
Other assets                                                                                    438.4               426.5
Assets held in Separate Accounts                                                             37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========

                         LIABILITIES AND SHAREHOLDER'S EQUITY
                         ------------------------------------

Future policy benefits and claims                                                           $18,702.8           $17,600.6
Other liabilities                                                                               885.6             1,101.1
Liabilities related to Separate Accounts                                                     37,724.4            26,926.7
                                                                                           ----------           ---------
                                                                                             57,312.8            45,628.4
                                                                                           ----------           ---------

Commitments and contingencies (notes 7 and 13)

Shareholder's equity:
  Common stock, $1 par value.  Authorized 5.0 million shares;
    3.8 million shares issued and outstanding                                                     3.8                 3.8
  Additional paid-in capital                                                                    914.7               527.9
  Retained earnings                                                                           1,312.3             1,432.6
  Unrealized gains on securities available-for-sale, net                                        247.1               173.6
                                                                                           ----------           ---------
                                                                                              2,477.9             2,137.9
                                                                                           ----------           ---------
                                                                                            $59,790.7           $47,766.3
                                                                                           ==========           =========



See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                        Consolidated Statements of Income

                            (in millions of dollars)


                                                                                        Years ended December 31,
                                                                              ---------------------------------------------
                                                                                  1997            1996           1995
                                                                              -------------   -------------  --------------

Revenues:
  Investment product and universal life insurance product policy charges       $   545.2       $   400.9      $   286.6
  Traditional life insurance premiums                                              205.4           198.6          199.1
  Net investment income                                                          1,409.2         1,357.8        1,294.0
  Realized gains (losses) on investments                                            11.1            (0.3)          (1.7)
  Other                                                                             46.5            35.9           20.7
                                                                              ----------      ----------     ----------
                                                                                 2,217.4         1,992.9        1,798.7
                                                                              ----------      ----------     ----------
Benefits and expenses:
  Interest credited to policyholder account balances                             1,016.6           982.3          950.3
  Other benefits and claims                                                        178.2           178.3          165.2
  Policyholder dividends on participating policies                                  40.6            41.0           39.9
  Amortization of deferred policy acquisition costs                                167.2           133.4           82.7
  Other operating expenses                                                         384.9           342.4          273.0
                                                                              ----------      ----------     ----------
                                                                                 1,787.5         1,677.4        1,511.1
                                                                              ----------      ----------     ----------

    Income from continuing operations before federal income tax expense            429.9           315.5          287.6

Federal income tax expense                                                         150.2           110.9           99.8
                                                                              ----------      ----------     ----------

    Income from continuing operations                                              279.7           204.6          187.8

Income from discontinued operations (less federal income tax expense
  of $4.5 and $7.4 in 1996 and 1995, respectively)                                   -              11.3           24.7
                                                                              ----------      ----------     ----------

    Net income                                                                 $   279.7       $   215.9      $   212.5
                                                                              ==========      ==========     ==========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                 Consolidated Statements of Shareholder's Equity

                            (in millions of dollars)


                                                                                          Unrealized
                                                                                            gains
                                                                                           (losses)
                                                           Additional                   on securities       Total
                                                Common       paid-in       Retained       available-    shareholder's
                                                 stock       capital       earnings     for-sale, net       equity
                                              ----------- ------------- -------------- ---------------- -------------
December 31, 1994                                 $3.8       $ 606.2       $1,378.2         $(119.7)       $1,868.5

  Capital contribution                             -            51.0            -              (4.1)           46.9
  Net income                                       -             -            212.5             -             212.5
  Dividends to shareholder                         -             -             (7.5)            -              (7.5)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -             508.1           508.1
                                              --------      --------       --------        --------       ---------
December 31, 1995                                  3.8         657.2        1,583.2           384.3          2628.5

  Net income                                       -             -            215.9             -             215.9
  Dividends to shareholder                         -          (129.3)        (366.5)          (39.8)         (535.6)
  Unrealized losses on securities available-
    for-sale, net                                  -             -              -            (170.9)         (170.9)
                                              --------      --------       --------        --------       ---------
December 31, 1996                                  3.8         527.9        1,432.6           173.6         2,137.9

  Capital contribution                             -           836.8            -               -             836.8
  Net income                                       -             -            279.7             -             279.7
  Dividends to shareholder                         -          (450.0)        (400.0)            -            (850.0)
  Unrealized gains on securities available-
    for-sale, net                                  -             -              -              73.5            73.5
                                              --------      --------       --------        --------       ---------
December 31, 1997                                 $3.8       $ 914.7       $1,312.3         $ 247.1        $2,477.9
                                              ========      ========       ========        ========       =========




See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                      Consolidated Statements of Cash Flows

                            (in millions of dollars)


                                                                                           Years ended December 31,
                                                                                ----------------------------------------------
                                                                                     1997           1996            1995
                                                                                ------------------------------ ---------------

Cash flows from operating activities:
  Net income                                                                     $    279.7      $   215.9       $   212.5
  Adjustments to reconcile net income to net cash provided by operating activities:
      Interest credited to policyholder account balances                            1,016.6          982.3           950.3
      Capitalization of deferred policy acquisition costs                            (487.9)        (422.6)         (321.3)
      Amortization of deferred policy acquisition costs                               167.2          133.4            82.7
      Amortization and depreciation                                                    (2.0)           7.0            10.2
      Realized (gains) losses on invested assets, net                                 (11.1)          (0.3)            3.3
      (Increase) decrease in accrued investment income                                 (0.3)           2.8           (16.9)
      (Increase) decrease in other assets                                             (12.7)         (38.9)           39.9
      (Decrease) increase in policy liabilities                                       (23.1)        (151.0)          123.9
      Increase in other liabilities                                                   230.6          191.4            27.0
      Other, net                                                                      (10.9)         (61.7)            1.8
                                                                                -----------      ---------        --------
        Net cash provided by operating activities                                   1,146.1          858.3         1,113.4
                                                                                -----------      ---------        --------

Cash flows from investing activities:
  Proceeds from maturity of securities available-for-sale                             993.4        1,162.8           634.6
  Proceeds from sale of securities available-for-sale                                 574.5          299.6           107.3
  Proceeds from maturity of fixed maturity securities held-to-maturity                  -              -             564.4
  Proceeds from repayments of mortgage loans on real estate                           437.3          309.0           207.8
  Proceeds from sale of real estate                                                    34.8           18.5            48.3
  Proceeds from repayments of policy loans and sale of other invested assets           22.7           22.8            53.6
  Cost of securities available-for-sale acquired                                   (2,828.1)      (1,573.6)       (1,942.4)
  Cost of fixed maturity securities held-to-maturity acquired                           -              -            (593.6)
  Cost of mortgage loans on real estate acquired                                     (752.2)        (972.8)         (796.0)
  Cost of real estate acquired                                                        (24.9)          (7.9)          (10.9)
  Policy loans issued and other invested assets acquired                              (62.5)         (57.7)          (75.9)
  Short-term investments, net                                                        (354.8)          28.0            77.8
                                                                                -----------      ---------        --------
        Net cash used in investing activities                                      (1,959.8)        (771.3)       (1,725.0)
                                                                                -----------      ---------        --------

Cash flows from financing activities:
  Proceeds from capital contributions                                                 836.8            -               -
  Cash dividends paid                                                                   -            (50.0)           (7.5)
  Increase in investment product and universal life insurance
    product account balances                                                        2,488.5        1,781.8         1,883.7
  Decrease in investment product and universal life insurance
    product account balances                                                       (2,379.8)      (1,784.5)       (1,258.7)
                                                                                -----------      ---------        --------
        Net cash provided by (used in) financing activities                           945.5          (52.7)          617.5
                                                                                -----------      ---------        --------
Net increase in cash                                                                  131.8           34.3             5.9

Cash, beginning of year                                                                43.8            9.5             3.6
                                                                                -----------      ---------        --------

Cash, end of year                                                                $    175.6      $    43.8       $     9.5
                                                                                ===========      =========       =========

See accompanying notes to consolidated financial statements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

                   Notes to Consolidated Financial Statements

                        December 31, 1997, 1996 and 1995


(1)      ORGANIZATION AND DESCRIPTION OF BUSINESS

         Prior to January 27, 1997, Nationwide Life Insurance Company (NLIC) was wholly owned by Nationwide Corporation (Nationwide Corp.). On that date, Nationwide Corp. contributed the outstanding shares of NLIC's common stock to Nationwide Financial Services, Inc. (NFS), a holding company formed by Nationwide Corp. in November 1996 for NLIC and the other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. On March 11 1997, NFS completed an initial public offering of its Class A common stock.

         During 1996 and 1997, Nationwide Corp. and NFS completed certain transactions in anticipation of the initial public offering that focused the business of NFS on long-term savings and retirement products. On September 24, 1996, NLIC declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of certain subsidiaries that do not offer or distribute long-term savings or retirement products. In addition, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to two affiliates effective January 1, 1996. These subsidiaries, through December 31, 1996, and all accident and health and group life insurance business have been accounted for as discontinued operations for all periods presented. See notes 11 and 15. Additionally, NLIC paid $900.0 million of dividends, $50.0 million to Nationwide Corp. on December 31, 1996 and $850.0 million to NFS, which then made an equivalent dividend to Nationwide Corp., on February 24, 1997.

         NFS contributed $836.8 million to the capital of NLIC during March
         1997.

         Wholly owned subsidiaries of NLIC include Nationwide Life and Annuity Insurance Company (NLAIC), Nationwide Advisory Services, Inc., Nationwide Investment Services Corporation and NWE, Inc. NLIC and its subsidiaries are collectively referred to as "the Company."

         The Company is a leading provider of long-term savings and retirement products. The Company is subject to regulation by the Insurance Departments of states in which it is licensed, and undergoes periodic examinations by those departments.

(2)      SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         The significant accounting policies followed by the Company that materially affect financial reporting are summarized below. The accompanying consolidated financial statements have been prepared in accordance with generally accepted accounting principles, which differ from statutory accounting practices prescribed or permitted by regulatory authorities. Annual Statements for NLIC and NLAIC, filed with the Department of Insurance of the State of Ohio (the Department), are prepared on the basis of accounting practices prescribed or permitted by the Department. Prescribed statutory accounting practices include a variety of publications of the National Association of Insurance Commissioners (NAIC), as well as state laws, regulations and general administrative rules. Permitted statutory accounting practices encompass all accounting practices not so prescribed. The Company has no material permitted statutory accounting practices.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued

         In preparing the consolidated financial statements, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosures of contingent assets and liabilities as of the date of the consolidated financial statements and the reported amounts of revenues and expenses for the reporting period. Actual results could differ significantly from those estimates.

         The most significant estimates include those used in determining deferred policy acquisition costs, valuation allowances for mortgage loans on real estate and real estate investments and the liability for future policy benefits and claims. Although some variability is inherent in these estimates, management believes the amounts provided are adequate.

         (a)  CONSOLIDATION POLICY

              The consolidated financial statements include the accounts of NLIC and its wholly owned subsidiaries. Subsidiaries that are classified and reported as discontinued operations are not consolidated but rather are reported as "Investment in subsidiaries classified as discontinued operations" in the accompanying consolidated balance sheets and "Income from discontinued operations" in the accompanying consolidated statements of income. All significant intercompany balances and transactions have been eliminated.

         (b)  VALUATION OF INVESTMENTS AND RELATED GAINS AND LOSSES

              The Company is required to classify its fixed maturity securities and equity securities as either held-to-maturity, available-for-sale or trading. Fixed maturity securities are classified as held-to-maturity when the Company has the positive intent and ability to hold the securities to maturity and are stated at amortized cost. Fixed maturity securities not classified as held-to-maturity and all equity securities are classified as available-for-sale and are stated at fair value, with the unrealized gains and losses, net of adjustments to deferred policy acquisition costs and deferred federal income tax, reported as a separate component of shareholder's equity. The adjustment to deferred policy acquisition costs represents the change in amortization of deferred policy acquisition costs that would have been required as a charge or credit to operations had such unrealized amounts been realized. The Company has no fixed maturity securities classified as held-to-maturity or trading as of December 31, 1997 or 1996.

              Mortgage loans on real estate are carried at the unpaid principal balance less valuation allowances. The Company provides valuation allowances for impairments of mortgage loans on real estate based on a review by portfolio managers. The measurement of impaired loans is based on the present value of expected future cash flows discounted at the loan's effective interest rate or, as a practical expedient, at the fair value of the collateral, if the loan is collateral dependent. Loans in foreclosure and loans considered to be impaired are placed on non-accrual status. Interest received on non-accrual status mortgage loans on real estate is included in interest income in the period received.

              Real estate is carried at cost less accumulated depreciation and valuation allowances. Other long-term investments are carried on the equity basis, adjusted for valuation allowances. Impairment losses are recorded on long-lived assets used in operations when indicators of impairment are present and the undiscounted cash flows estimated to be generated by those assets are less than the assets' carrying amount.

              Realized gains and losses on the sale of investments are determined on the basis of specific security identification. Estimates for valuation allowances and other than temporary declines are included in realized gains and losses on investments.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (c)  REVENUES AND BENEFITS

              INVESTMENT PRODUCTS AND UNIVERSAL LIFE INSURANCE PRODUCTS:
              Investment products consist primarily of individual and group variable and fixed annuities. Universal life insurance products include universal life insurance, variable universal life insurance and other interest-sensitive life insurance policies. Revenues for investment products and universal life insurance products consist of net investment income, asset fees, cost of insurance, policy administration and surrender charges that have been earned and assessed against policy account balances during the period. Policy benefits and claims that are charged to expense include interest credited to policy account balances and benefits and claims incurred in the period in excess of related policy account balances.

              TRADITIONAL LIFE INSURANCE PRODUCTS: Traditional life insurance products include those products with fixed and guaranteed premiums and benefits and consist primarily of whole life insurance, limited-payment life insurance, term life insurance and certain annuities with life contingencies. Premiums for traditional life insurance products are recognized as revenue when due. Benefits and expenses are associated with earned premiums so as to result in recognition of profits over the life of the contract. This association is accomplished by the provision for future policy benefits and the deferral and amortization of policy acquisition costs.

         (d)  DEFERRED POLICY ACQUISITION COSTS

              The costs of acquiring new business, principally commissions, certain expenses of the policy issue and underwriting department and certain variable sales expenses have been deferred. For investment products and universal life insurance products, deferred policy acquisition costs are being amortized with interest over the lives of the policies in relation to the present value of estimated future gross profits from projected interest margins, asset fees, cost of insurance, policy administration and surrender charges. For years in which gross profits are negative, deferred policy acquisition costs are amortized based on the present value of gross revenues. Deferred policy acquisition costs are adjusted to reflect the impact of unrealized gains and losses on fixed maturity securities available-for-sale as described in note 2(b). For traditional life insurance products, these deferred policy acquisition costs are predominantly being amortized with interest over the premium paying period of the related policies in proportion to the ratio of actual annual premium revenue to the anticipated total premium revenue. Such anticipated premium revenue was estimated using the same assumptions as were used for computing liabilities for future policy benefits.

         (e)  SEPARATE ACCOUNTS

              Separate Account assets and liabilities represent contractholders' funds which have been segregated into accounts with specific investment objectives. For all but $365.5 million of separate account assets, the investment income and gains or losses of these accounts accrue directly to the contractholders. The activity of the Separate Accounts is not reflected in the consolidated statements of income and cash flows except for the fees the Company receives.

         (f)  FUTURE POLICY BENEFITS

              Future policy benefits for investment products in the accumulation phase, universal life insurance and variable universal life insurance policies have been calculated based on participants' contributions plus interest credited less applicable contract charges.

              Future policy benefits for traditional life insurance policies have been calculated using a net level premium method based on estimates of mortality, morbidity, investment yields and withdrawals which were used or which were being experienced at the time the policies were issued, rather than the assumptions prescribed by state regulatory authorities. See note 4.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         (g)  PARTICIPATING BUSINESS

              Participating business represents approximately 50% in 1997 (52% in 1996 and 54% in 1995) of the Company's life insurance in force, 77% in 1997 (78% in 1996 and 79% in 1995) of the number of life insurance policies in force, and 27% in 1997 (40% in 1996 and 47% in 1995) of life insurance statutory premiums. The provision for policyholder dividends is based on current dividend scales and is included in "Future policy benefits and claims" in the accompanying consolidated balance sheets.

         (h)  FEDERAL INCOME TAX

              The Company files a consolidated federal income tax return with Nationwide Mutual Insurance Company (NMIC), the majority shareholder of Nationwide Corp. The members of the consolidated tax return group have a tax sharing arrangement which provides, in effect, for each member to bear essentially the same federal income tax liability as if separate tax returns were filed.

              The Company utilizes the asset and liability method of accounting for income tax. Under this method, deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. Under this method, the effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are established when necessary to reduce the deferred tax assets to the amounts expected to be realized.

         (i)  REINSURANCE CEDED

              Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported on a gross basis. All of the Company's accident and health and group life insurance business is ceded to affiliates and is accounted for as discontinued operations. See notes 11 and 15.

         (j)  RECENTLY ISSUED ACCOUNTING PRONOUNCEMENTS

              STATEMENT OF FINANCIAL ACCOUNTING STANDARDS NO. 130 - REPORTING COMPREHENSIVE INCOME was issued in June 1997 and is effective for fiscal years beginning after December 15, 1997. The statement establishes standards for reporting and display of comprehensive income and its components in a full set of financial statements. Comprehensive income includes all changes in equity during a period except those resulting from investments by shareholders and distributions to shareholders and includes net income. Comprehensive income would be reported in addition to earnings amounts currently presented. The Company will adopt the statement and begin reporting comprehensive income in the first quarter of 1998.

         (k)  RECLASSIFICATION

              Certain items in the 1996 and 1995 consolidated financial statements have been reclassified to conform to the 1997 presentation.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued




(3)      INVESTMENTS

         The amortized cost, gross unrealized gains and losses and estimated fair value of securities available-for-sale as of December 31, 1997 and 1996 were:

                                                                                     Gross         Gross
                                                                    Amortized     unrealized    unrealized     Estimated
             (in millions of dollars)                                 cost           gains        losses       fair value
                                                                 --------------  ------------  -------------  ------------
             December 31, 1997:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     305.1    $     8.6      $    -        $     313.7
                 Obligations of states and political subdivisions          1.6          -             -                1.6
                 Debt securities issued by foreign governments            93.3          2.7          (0.2)            95.8
                 Corporate securities                                  8,698.7        355.5         (11.5)         9,042.7
                 Mortgage-backed securities                            3,634.2        118.6          (2.5)         3,750.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  12,732.9        485.4         (14.2)        13,204.1
               Equity securities                                          67.8         12.9          (0.3)            80.4
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,800.7    $   498.3      $  (14.5)     $  13,284.5
                                                                  ============    =========     =========      ===========

             December 31, 1996:
               Fixed maturity securities:
                 U.S. Treasury securities and obligations of U.S.
                   government corporations and agencies            $     275.7    $     4.8      $   (1.3)     $     279.2
                 Obligations of states and political subdivisions          6.2          0.5           -                6.7
                 Debt securities issued by foreign governments           100.7          2.1          (0.9)           101.9
                 Corporate securities                                  7,999.3        285.9         (33.7)         8,251.5
                 Mortgage-backed securities                            3,589.0         91.4         (15.1)         3,665.3
                                                                  ------------    ---------     ---------      -----------
                     Total fixed maturity securities                  11,970.9        384.7         (51.0)        12,304.6
               Equity securities                                          43.9         15.6          (0.4)            59.1
                                                                  ------------    ---------     ---------      -----------
                                                                   $  12,014.8    $   400.3      $  (51.4)     $  12,363.7
                                                                  ============    =========     =========      ===========


         The amortized cost and estimated fair value of fixed maturity securities available-for-sale as of December 31, 1997, by contractual maturity, are shown below. Expected maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.


                                                                                 Amortized        Estimated
             (in millions of dollars)                                               cost          fair value
                                                                              --------------      ----------
             Fixed maturity securities available for sale:
               Due in one year or less                                            $     419.2      $     422.1
               Due after one year through five years                                  4,573.5          4,708.4
               Due after five years through ten years                                 2,772.6          2,879.7
               Due after ten years                                                    1,333.4          1,443.6
                                                                                  -----------      -----------
                                                                                      9,098.7          9,453.8
             Mortgage-backed securities                                               3,634.2          3,750.3
                                                                                  -----------      -----------
                                                                                  $  12,732.9      $  13,204.1
                                                                                  ===========      ===========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The components of unrealized gains on securities available-for-sale, net, were as follows as of December 31:


             (in millions of dollars)                                                1997          1996
                                                                                 -----------     ----------
             Gross unrealized gains                                                 $ 483.8        $349.0
             Adjustment to deferred policy acquisition costs                         (103.7)        (81.9)
             Deferred federal income tax                                             (133.0)        (93.5)
                                                                                   --------       -------
                                                                                    $ 247.1        $173.6
                                                                                   ========       =======

         An analysis of the change in gross unrealized gains (losses) on securities available-for-sale and fixed maturity securities held-to-maturity follows for the years ended December 31:


             (in millions of dollars)                                         1997          1996           1995
                                                                          -----------   -------------   -----------
             Securities available-for-sale:
               Fixed maturity securities                                      $137.5       $(289.2)       $876.3
               Equity securities                                                (2.7)          8.9           -
             Fixed maturity securities held-to-maturity                          -             -            75.6
                                                                             -------       -------       -------
                                                                              $134.8       $(280.3)      $ 951.9
                                                                             =======       =======       =======

         Proceeds from the sale of securities available-for-sale during 1997, 1996 and 1995 were $574.5 million, $299.6 million and $107.3 million, respectively. During 1997, gross gains of $9.9 million ($6.6 million and $4.8 million in 1996 and 1995, respectively) and gross losses of $18.0 million ($6.9 million and $2.1 million in 1996 and 1995, respectively) were realized on those sales. In addition, gross gains of $15.1 million and gross losses of $0.7 million were realized in 1997 when the Company paid a dividend to NFS, which then made an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million.

         During 1995, the Company transferred fixed maturity securities classified as held-to-maturity with amortized cost of $25.4 million to available-for-sale securities due to evidence of a significant deterioration in the issuer's creditworthiness. The transfer of those fixed maturity securities resulted in a gross unrealized loss of $3.5 million.

         As permitted by the Financial Accounting Standards Board's Special Report, A GUIDE TO IMPLEMENTATION OF STATEMENT 115 ON ACCOUNTING FOR CERTAIN INVESTMENTS IN DEBT AND EQUITY SECURITIES, issued in November 1995, the Company transferred nearly all of its fixed maturity securities previously classified as held-to-maturity to available-for-sale. As of December 14, 1995, the date of transfer, the fixed maturity securities had amortized cost of $3.32 billion, resulting in a gross unrealized gain of $155.9 million.

         The recorded investment of mortgage loans on real estate considered to be impaired as of December 31, 1997 was $19.9 million ($51.8 million as of December 31, 1996), which includes $3.9 million ($41.7 million as of December 31, 1996) of impaired mortgage loans on real estate for which the related valuation allowance was $0.1 million ($8.5 million as of December 31, 1996) and $16.0 million ($10.1 million as of December 31,
         1996) of impaired mortgage loans on real estate for which there was no valuation allowance. During 1997, the average recorded investment in impaired mortgage loans on real estate was approximately $31.8 million ($39.7 million in 1996) and interest income recognized on those loans was $1.0 million ($2.1 million in 1996), which is equal to interest income recognized using a cash-basis method of income recognition.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Activity in the valuation allowance account for mortgage loans on real estate is summarized for the years ended December 31:

             (in millions of dollars)                                               1997          1996
                                                                                ------------- -------------
             Allowance, beginning of year                                            $51.0         $49.1
               (Reductions) additions charged to operations                           (1.2)          4.5
               Direct write-downs charged against the allowance                       (7.3)         (2.6)
                                                                                    ------        ------
             Allowance, end of year                                                  $42.5         $51.0
                                                                                    ======        ======

         Real estate is presented at cost less accumulated depreciation of $45.1 million as of December 31, 1997 ($30.3 million as of December 31, 1996) and valuation allowances of $11.1 million as of December 31, 1997 ($15.2 million as of December 31, 1996).

         Investments that were non-income producing for the twelve month period preceding December 31, 1997 amounted to $19.4 million ($26.8 million for 1996) and consisted of $3.0 million ($0.2 million in 1996) in securities available-for-sale, $16.4 million ($20.6 million in 1996) in real estate and none ($5.9 million in 1996) in other long-term investments.

         An analysis of investment income by investment type follows for the years ended December 31:

             (in millions of dollars)                                      1997             1996           1995
                                                                        -----------      ---------      ---------
             Gross investment income:
               Securities available-for-sale:
                 Fixed maturity securities                                $  911.6        $  917.1       $  685.8
                 Equity securities                                             0.8             1.3            1.3
               Fixed maturity securities held-to-maturity                      -               -            201.8
               Mortgage loans on real estate                                 457.7           432.8          395.5
               Real estate                                                    42.9            44.3           38.3
               Short-term investments                                         22.7             4.2           10.6
               Other                                                          21.0             4.0            7.2
                                                                          --------        --------       --------
                   Total investment income                                 1,456.7         1,403.7        1,340.5
             Less investment expenses                                         47.5            45.9           46.5
                                                                          --------        --------       --------
                   Net investment income                                  $1,409.2        $1,357.8       $1,294.0
                                                                          ========        ========       ========

         An analysis of realized gains (losses) on investments, net of valuation allowances, by investment type follows for the years ended December 31:

             (in millions of dollars)                                       1997            1996           1995
                                                                         ---------       ---------       --------
             Securities available-for-sale:
               Fixed maturity securities                                    $ 3.6           $(3.5)         $ 4.2
               Equity securities                                              2.7             3.2            3.4
             Mortgage loans on real estate                                    1.6            (4.1)          (7.1)
             Real estate and other                                            3.2             4.1           (2.2)
                                                                           ------          ------         ------
                                                                            $11.1           $(0.3)         $(1.7)
                                                                           ======          ======         ======

         Fixed maturity securities with an amortized cost of $6.2 million as of December 31, 1997 and 1996 were on deposit with various regulatory agencies as required by law.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(4)      FUTURE POLICY BENEFITS AND CLAIMS

         The liability for future policy benefits for investment contracts represents approximately 86% and 87% of the total liability for future policy benefits as of December 31, 1997 and 1996, respectively. The average interest rate credited on investment product policies was approximately 6.1%, 6.3% and 6.6% for the years ended December 31, 1997, 1996 and 1995, respectively.

         The liability for future policy benefits for traditional life insurance policies has been established based upon the following assumptions:

              INTEREST RATES: Interest rates vary by issue year and were 6.9% and 6.6% in 1997 and 1996, respectively. Interest rates have generally ranged from 6.0% to 10.5% for previous issue years.

              WITHDRAWALS: Rates, which vary by issue age, type of coverage and policy duration, are based on Company experience.

              MORTALITY: Mortality and morbidity rates are based on published tables, modified for the Company's actual experience.

         The Company has entered into a reinsurance contract to cede a portion of its general account individual annuity business to The Franklin Life Insurance Company (Franklin). Total recoveries due from Franklin were $220.2 million and $240.5 million as of December 31, 1997 and 1996, respectively. The contract is immaterial to the Company's results of operations. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. Under the terms of the contract, Franklin has established a trust as collateral for the recoveries. The trust assets are invested in investment grade securities, the market value of which must at all times be greater than or equal to 102% of the reinsured reserves.

         The Company has reinsurance agreements with certain affiliates as described in note 11. All other reinsurance agreements are not material to either premiums or reinsurance recoverables.


(5)      FEDERAL INCOME TAX

         The Company's current federal income tax liability was $60.1 million and $30.2 million as of December 31, 1997 and 1996, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The tax effects of temporary differences that give rise to significant components of the net deferred tax liability as of December 31, 1997 and 1996 are as follows:

             (in millions of dollars)                                        1997            1996
                                                                          ----------      ----------
             Deferred tax assets:
               Future policy benefits                                       $200.1          $183.0
               Liabilities in Separate Accounts                              242.0           188.4
               Mortgage loans on real estate and real estate                  19.0            23.4
               Other assets and other liabilities                             59.2            53.7
                                                                           -------          ------
                 Total gross deferred tax assets                             520.3           448.5
                 Less valuation allowance                                     (7.0)           (7.0)
                                                                           -------          ------
                 Net deferred tax assets                                     513.3           441.5
                                                                           -------          ------

             Deferred tax liabilities:
               Deferred policy acquisition costs                             480.5           399.3
               Fixed maturity securities                                     193.3           133.2
               Deferred tax on realized investment gains                      40.1            37.6
               Equity securities and other long-term investments               7.5             8.2
               Other                                                          22.2            25.4
                                                                           -------          ------
                 Total gross deferred tax liabilities                        743.6           603.7
                                                                           -------          ------
                 Net deferred tax liability                                 $230.3          $162.2
                                                                           =======          ======

         In assessing the realizability of deferred tax assets, management considers whether it is more likely than not that some portion of the total gross deferred tax assets will not be realized. Nearly all future deductible amounts can be offset by future taxable amounts or recovery of federal income tax paid within the statutory carryback period. There has been no change in the valuation allowance for the years ended December 31, 1997, 1996 and 1995.

         Federal income tax expense attributable to income from continuing operations for the years ended December 31 was as follows:

           (in millions of dollars)                                   1997            1996            1995
                                                                   ---------       ---------       ---------
           Currently payable                                         $121.7          $116.5           $88.7
           Deferred tax expense (benefit)                              28.5            (5.6)           11.1
                                                                     ------          ------          ------
                                                                     $150.2          $110.9           $99.8
                                                                     ======          ======          ======

         Total federal income tax expense for the years ended December 31, 1997, 1996 and 1995 differs from the amount computed by applying the U.S. federal income tax rate to income before tax as follows:

                                                           1997                     1996                     1995
                                                   ----------------------   ----------------------   ----------------------
         (in millions of dollars)                     Amount        %          Amount        %          Amount        %
                                                   ----------------------   ------------- --------   ------------- --------
         Computed (expected) tax expense               $150.5      35.0         $110.4      35.0         $100.6      35.0
         Tax exempt interest and dividends
           received deduction                             -         0.0           (0.2)     (0.1)           -         0.0
         Other, net                                      (0.3)     (0.1)           0.7       0.3           (0.8)     (0.3)
                                                       ------      ----         ------      ----         ------      ----
             Total (effective rate of each year)       $150.2      34.9         $110.9      35.2         $ 99.8      34.7
                                                       ======      ====         ======      ====         ======      ====

         Total federal income tax paid was $91.8 million, $115.8 million and $51.8 million during the years ended December 31, 1997, 1996 and 1995, respectively.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(6)      FAIR VALUE OF FINANCIAL INSTRUMENTS

         The following disclosures summarize the carrying amount and estimated fair value of the Company's financial instruments. Certain assets and liabilities are specifically excluded from the disclosure requirements of financial instruments. Accordingly, the aggregate fair value amounts presented do not represent the underlying value of the Company.

         The fair value of a financial instrument is defined as the amount at which the financial instrument could be exchanged in a current transaction between willing parties. In cases where quoted market prices are not available, fair value is to be based on estimates using present value or other valuation techniques. Many of the Company's assets and liabilities subject to the disclosure requirements are not actively traded, requiring fair values to be estimated by management using present value or other valuation techniques. These techniques are significantly affected by the assumptions used, including the discount rate and estimates of future cash flows. Although fair value estimates are calculated using assumptions that management believes are appropriate, changes in assumptions could cause these estimates to vary materially. In that regard, the derived fair value estimates cannot be substantiated by comparison to independent markets and, in many cases, could not be realized in the immediate settlement of the instruments.

         Although insurance contracts, other than policies such as annuities that are classified as investment contracts, are specifically exempted from the disclosure requirements, estimated fair value of policy reserves on life insurance contracts is provided to make the fair value disclosures more meaningful.

         The tax ramifications of the related unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

         The following methods and assumptions were used by the Company in estimating its fair value disclosures:

              FIXED MATURITY AND EQUITY SECURITIES: The fair value for fixed maturity securities is based on quoted market prices, where available. For fixed maturity securities not actively traded, fair value is estimated using values obtained from independent pricing services or, in the case of private placements, is estimated by discounting expected future cash flows using a current market rate applicable to the yield, credit quality and maturity of the investments. The fair value for equity securities is based on quoted market prices.

              MORTGAGE LOANS ON REAL ESTATE, NET: The fair value for mortgage loans on real estate is estimated using discounted cash flow analyses, using interest rates currently being offered for similar loans to borrowers with similar credit ratings. Loans with similar characteristics are aggregated for purposes of the calculations. Fair value for mortgage loans in default is the estimated fair value of the underlying collateral.

              POLICY LOANS, SHORT-TERM INVESTMENTS AND CASH: The carrying amount reported in the consolidated balance sheets for these instruments approximates their fair value.

              SEPARATE ACCOUNT ASSETS AND LIABILITIES: The fair value of assets held in Separate Accounts is based on quoted market prices. The fair value of liabilities related to Separate Accounts is the amount payable on demand, which includes certain surrender charges.

              INVESTMENT CONTRACTS: The fair value for the Company's liabilities under investment type contracts is disclosed using two methods. For investment contracts without defined maturities, fair value is the amount payable on demand. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


              POLICY RESERVES ON LIFE INSURANCE CONTRACTS: Included are disclosures for individual life insurance, universal life insurance and supplementary contracts with life contingencies for which the estimated fair value is the amount payable on demand. Also included are disclosures for the Company's limited payment policies, which the Company has used discounted cash flow analyses similar to those used for investment contracts with known maturities to estimate fair value.

              COMMITMENTS TO EXTEND CREDIT: Commitments to extend credit have nominal fair value because of the short-term nature of such commitments. See note 13.

           Carrying amount and estimated fair value of financial instruments subject to disclosure requirements and policy reserves on life insurance contracts were as follows as of December 31:


                                                                         1997                              1996
                                                             ------------------------------   -------------------------------
                                                                Carrying      Estimated          Carrying       Estimated
               (in millions of dollars)                          amount       fair value          amount        fair value
                                                             ------------------------------   --------------- ---------------

               Assets:
                 Investments:
                   Securities available-for-sale:
                     Fixed maturity securities                  $13,204.1      $13,204.1         $12,304.6       $12,304.6
                     Equity securities                               80.4           80.4              59.1            59.1
                   Mortgage loans on real estate, net             5,181.6        5,509.7           5,272.1         5,397.9
                   Policy loans                                     415.3          415.3             371.8           371.8
                   Short-term investments                           358.4          358.4               4.8             4.8
                 Cash                                               175.6          175.6              43.8            43.8
                 Assets held in Separate Accounts                37,724.4       37,724.4          26,926.7        26,926.7

               Liabilities:
                 Investment contracts                            14,708.2       14,322.1          13,914.4        13,484.5
                 Policy reserves on life insurance contracts      3,345.4        3,182.4           3,392.8         3,197.5
                 Liabilities related to Separate Accounts        37,724.4       36,747.0          26,926.7        26,164.2




(7)      RISK DISCLOSURES

         The following is a description of the most significant risks facing life insurers and how the Company mitigates those risks:

         LEGAL/REGULATORY RISK: The risk that changes in the legal or regulatory environment in which an insurer operates will result in increased competition, reduce demand for a company's products, or create additional expenses not anticipated by the insurer in pricing its products. The Company mitigates this risk by offering a wide range of products and by operating throughout the United States, thus reducing its exposure to any single product or jurisdiction, and also by employing underwriting practices which identify and minimize the adverse impact of this risk.

         CREDIT RISK: The risk that issuers of securities owned by the Company or mortgagors on mortgage loans on real estate owned by the Company will default or that other parties, including reinsurers, which owe the Company money, will not pay. The Company minimizes this risk by adhering to a conservative investment strategy, by maintaining reinsurance and credit and collection policies and by providing for any amounts deemed uncollectible.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         INTEREST RATE RISK: The risk that interest rates will change and cause a decrease in the value of an insurer's investments. This change in rates may cause certain interest-sensitive products to become uncompetitive or may cause disintermediation. The Company mitigates this risk by charging fees for non-conformance with certain policy provisions, by offering products that transfer this risk to the purchaser, and/or by attempting to match the maturity schedule of its assets with the expected payouts of its liabilities. To the extent that liabilities come due more quickly than assets mature, an insurer would have to borrow funds or sell assets prior to maturity and potentially recognize a gain or loss.

         FINANCIAL INSTRUMENTS WITH OFF-BALANCE-SHEET RISK: The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business through management of its investment portfolio. These financial instruments include commitments to extend credit in the form of loans. These instruments involve, to varying degrees, elements of credit risk in excess of amounts recognized on the consolidated balance sheets.

         Commitments to fund fixed rate mortgage loans on real estate are agreements to lend to a borrower, and are subject to conditions established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a deposit. Commitments extended by the Company are based on management's case-by-case credit evaluation of the borrower and the borrower's loan collateral. The underlying mortgage property represents the collateral if the commitment is funded. The Company's policy for new mortgage loans on real estate is to lend no more than 75% of collateral value. Should the commitment be funded, the Company's exposure to credit loss in the event of nonperformance by the borrower is represented by the contractual amounts of these commitments less the net realizable value of the collateral. The contractual amounts also represent the cash requirements for all unfunded commitments. Commitments on mortgage loans on real estate of $341.4 million extending into 1998 were outstanding as of December 31, 1997. The Company also had $63.9 million of commitments to purchase fixed maturity securities outstanding as of December 31, 1997.

         SIGNIFICANT CONCENTRATIONS OF CREDIT RISK: The Company grants mainly commercial mortgage loans on real estate to customers throughout the United States. The Company has a diversified portfolio with no more than 20% (21% in 1996) in any geographic area and no more than 2% (2% in 1996) with any one borrower as of December 31, 1997. As of December 31, 1997, 46% (44% in 1996) of the remaining principal balance of the Company's commercial mortgage loan portfolio financed retail properties.

         The Company had a significant reinsurance recoverable balance from one reinsurer as of December 31, 1997 and 1996. See note 4.

(8)      PENSION PLAN

         The Company is a participant, together with other affiliated companies, in a pension plan covering all employees who have completed at least one year of service. Benefits are based upon the highest average annual salary of a specified number of consecutive years of the last ten years of service. The Company funds pension costs accrued for direct employees plus an allocation of pension costs accrued for employees of affiliates whose work efforts benefit the Company.

         Effective January 1, 1995, the plan was amended to provide enhanced benefits for participants who met certain eligibility requirements and elected early retirement no later than March 15, 1995. The entire cost of the enhanced benefit was borne by NMIC and certain of its property and casualty insurance company affiliates.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Effective December 31, 1995, the Nationwide Insurance Companies and Affiliates Retirement Plan was merged with the Farmland Mutual Insurance Company Employees' Retirement Plan and the Wausau Insurance Companies Pension Plan to form the Nationwide Insurance Enterprise Retirement Plan (the Retirement Plan). Immediately prior to the merger, the plans were amended to provide consistent benefits for service after January 1, 1996. These amendments had no significant impact on the accumulated benefit obligation or projected benefit obligation as of December 31, 1995.

         Pension costs charged to operations by the Company during the years ended December 31, 1997, 1996 and 1995 were $7.5 million, $7.4 million and $10.5 million, respectively.

         The Company had no net accrued pension expense as of December 31, 1997 ($1.1 million as of December 31, 1996).

         The net periodic pension cost for the Retirement Plan as a whole for the years ended December 31, 1997 and 1996 and for the Nationwide Insurance Companies and Affiliates Retirement Plan as a whole for the year ended December 31, 1995 follows:

              (in millions of dollars)                                   1997             1996              1995
                                                                     -----------      -----------       -----------

              Service cost (benefits earned during the period)        $   77.3         $   75.5          $   64.5
              Interest cost on projected benefit obligation              118.6            105.5              95.3
              Actual return on plan assets                              (328.0)          (210.6)           (249.3)
              Net amortization and deferral                              196.4            101.8             143.4
                                                                      --------         --------          --------
                                                                      $   64.3         $   72.2          $   53.9
                                                                      ========         ========          ========

         Basis for measurements, net periodic pension cost:


                                                                        1997             1996              1995
                                                                    -----------      -----------       -----------

              Weighted average discount rate                           6.50%            6.00%             7.50%
              Rate of increase in future compensation levels           4.75%            4.25%             6.25%
              Expected long-term rate of return on plan assets         7.25%            6.75%             8.75%

         Information regarding the funded status of the Retirement Plan as a whole as of December 31, 1997 and 1996 follows:

              (in millions of dollars)                                           1997              1996
                                                                             -----------       -----------
              Accumulated benefit obligation:
                Vested                                                         $1,547.5          $1,338.6
                Nonvested                                                          13.5              11.1
                                                                               --------         ---------
                                                                               $1,561.0          $1,349.7
                                                                               ========         =========

              Net accrued pension expense:
                Projected benefit obligation for services rendered to date     $2,033.8          $1,847.8
                Plan assets at fair value                                       2,212.9           1,947.9
                                                                              ---------         ---------
                  Plan assets in excess of projected benefit obligation           179.1             100.1
                Unrecognized prior service cost                                    34.7              37.9
                Unrecognized net gains                                           (330.7)           (202.0)
                Unrecognized net asset at transition                               33.3              37.2
                                                                              ---------         ---------
                                                                              $   (83.6)        $   (26.8)
                                                                              =========         =========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Basis for measurements, funded status of plan:

                                                                                1997              1996
                                                                             -----------       -----------

              Weighted average discount rate                                   6.00%             6.50%
              Rate of increase in future compensation levels                   4.25%             4.75%

         Assets of the Retirement Plan are invested in group annuity contracts of NLIC and Employers Life Insurance Company of Wausau (ELICW).

(9)      POSTRETIREMENT BENEFITS OTHER THAN PENSIONS

         In addition to the defined benefit pension plan, the Company, together with other affiliated companies, participates in life and health care defined benefit plans for qualifying retirees. Postretirement life and health care benefits are contributory and generally available to full time employees who have attained age 55 and have accumulated 15 years of service with the Company after reaching age 40. Postretirement health care benefit contributions are adjusted annually and contain cost-sharing features such as deductibles and coinsurance. In addition, there are caps on the Company's portion of the per-participant cost of the postretirement health care benefits. These caps can increase annually, but not more than three percent. The Company's policy is to fund the cost of health care benefits in amounts determined at the discretion of management. Plan assets are invested primarily in group annuity contracts of NLIC.

         The Company elected to immediately recognize its estimated accumulated postretirement benefit obligation (APBO), however, certain affiliated companies elected to amortize their initial transition obligation over periods ranging from 10 to 20 years.

         The Company's accrued postretirement benefit expense as of December 31, 1997 and 1996 was $36.5 million and $34.9 million, respectively, and the net periodic postretirement benefit cost (NPPBC) for 1997, 1996 and 1995 was $3.0 million, $3.3 million and $3.1 million, respectively.

         Information regarding the funded status of the plan as a whole as of December 31, 1997 and 1996 follows:


             (in millions of dollars)                                                         1997             1996
                                                                                          -----------       -----------
             Accrued postretirement benefit expense:
               Retirees                                                                    $   93.3          $   93.0
               Fully eligible, active plan participants                                        31.6              23.7
               Other active plan participants                                                 113.0              84.0
                                                                                           --------          --------
                 Accumulated postretirement benefit obligation                                237.9             200.7
               Plan assets at fair value                                                       69.2              63.0
                                                                                           --------          --------
                 Plan assets less than accumulated postretirement benefit obligation         (168.7)           (137.7)
               Unrecognized transition obligation of affiliates                                 1.5               1.7
               Unrecognized net losses (gains)                                                  1.6             (23.2)
                                                                                           --------          --------
                                                                                            $(165.6)          $(159.2)
                                                                                           ========          ========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The amount of NPPBC for the plan as a whole for the years ended December 31, 1997, 1996 and 1995 was as follows:

             (in millions of dollars)                            1997          1996          1995
                                                              -----------   ------------  ------------
             Service cost (benefits attributed to employee
               service during the year)                          $  7.0        $  6.5        $  6.2
             Interest cost on accumulated postretirement
               benefit obligation                                  14.0          13.7          14.2
             Actual return on plan assets                          (3.6)         (4.3)         (2.7)
             Amortization of unrecognized transition
               obligation of affiliates                             0.2           0.2           3.0
             Net amortization and deferral                         (0.5)          1.8          (1.6)
                                                                -------        ------        ------
                                                                  $17.1         $17.9         $19.1
                                                                =======        ======        ======

         Actuarial assumptions used for the measurement of the APBO and the NPPBC for 1997, 1996 and 1995 were as follows:

                                                                 1997          1996          1995
                                                              -----------   -----------   -----------
             APBO:
               Discount rate                                  6.70%         7.25%         6.75%
               Assumed health care cost trend rate:
                 Initial rate                                12.13%        11.00%        11.00%
                 Ultimate rate                                6.12%         6.00%         6.00%
                 Uniform declining period                   12 Years      12 Years      12 Years

             NPPBC:
               Discount rate                                  7.25%         6.65%         8.00%
               Long term rate of return on plan
                 assets, net of tax                           5.89%         4.80%         8.00%
               Assumed health care cost trend rate:
                 Initial rate                                11.00%        11.00%        10.00%
                 Ultimate rate                                6.00%         6.00%         6.00%
                 Uniform declining period                    12 Years      12 Years      12 Years

         For the plan as a whole, a one percentage point increase in the assumed health care cost trend rate would increase the APBO as of December 31, 1997 by $0.4 million and have no impact on the NPPBC for the year ended December 31, 1997.

(10) SHAREHOLDER'S EQUITY, REGULATORY RISK-BASED CAPITAL, RETAINED EARNINGS AND DIVIDEND RESTRICTIONS

         Ohio, NLIC's and NLAIC's state of domicile, imposes minimum risk-based capital requirements that were developed by the NAIC. The formulas for determining the amount of risk-based capital specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of the company's regulatory total adjusted capital, as defined by the NAIC, to its authorized control level risk-based capital, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. NLIC and NLAIC each exceed the minimum risk-based capital requirements.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         The statutory capital and surplus of NLIC as of December 31, 1997, 1996 and 1995 was $1.13 billion, $1.00 billion and $1.36 billion, respectively. The statutory net income of NLIC for the years ended December 31, 1997, 1996 and 1995 was $111.7 million, $73.2 million and $86.5 million, respectively.

         As a result of the $850.0 million dividend paid on February 24, 1997, any dividend paid by NLIC during the twelve-month period immediately following the $850.0 million dividend would be an extraordinary dividend under Ohio insurance laws. Accordingly, no such dividend could be paid without prior regulatory approval. The Company has no reason to believe that any reasonably foreseeable dividend to be paid by NLIC would not receive the required approval.

         In addition, the payment of dividends by NLIC may also be subject to restrictions set forth in the insurance laws of New York that limit the amount of statutory profits on NLIC's participating policies (measured before dividends to policyholders) that can inure to the benefit of the Company and its shareholder.

         The Company currently does not expect such regulatory requirements to impair its ability to pay operating expenses and shareholder dividends in the future.

(11)     TRANSACTIONS WITH AFFILIATES

         As part of the restructuring described in note 1, NLIC paid a dividend valued at $485.7 million to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of ELICW, National Casualty Company (NCC) and West Coast Life Insurance Company (WCLIC). Also, on February 24, 1997, NLIC paid a dividend to NFS, and NFS paid an equivalent dividend to Nationwide Corp., consisting of securities having an aggregate fair value of $850.0 million. The Company recognized a gain of $14.4 million on the transfer of securities.

         The Company leases office space from NMIC and certain of its subsidiaries. For the years ended December 31, 1997, 1996 and 1995, the Company made lease payments to NMIC and its subsidiaries of $8.4 million, $9.1 million and $9.0 million, respectively.

         Pursuant to a cost sharing agreement among NMIC and certain of its direct and indirect subsidiaries, including the Company, NMIC provides certain operational and administrative services, such as sales support, advertising, personnel and general management services, to those subsidiaries. Expenses covered by this agreement are subject to allocation among NMIC, the Company and other affiliates. Amounts allocated to the Company were $85.8 million, $101.6 million and $107.1 million in 1997, 1996 and 1995, respectively. The allocations are based on techniques and procedures in accordance with insurance regulatory guidelines. Measures used to allocate expenses among companies include individual employee estimates of time spent, special cost studies, salary expense, commissions expense and other methods agreed to by the participating companies that are within industry guidelines and practices. The Company believes these allocation methods are reasonable. In addition, the Company does not believe that expenses recognized under the inter-company agreements are materially different than expenses that would have been recognized had the Company operated on a stand alone basis. Amounts payable to NMIC from the Company under the cost sharing agreement were $20.5 million and $15.1 million as of December 31, 1997 and 1996, respectively.

         The Company also participates in intercompany repurchase agreements with affiliates whereby the seller will transfer securities to the buyer at a stated value. Upon demand or a stated period, the securities will be repurchased by the seller at the original sales price plus a price differential. Transactions under the agreements during 1997 and 1996 were not material. The Company believes that the terms of the repurchase agreements are materially consistent with what the Company could have obtained with unaffiliated parties.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


         Intercompany reinsurance agreements exist between NLIC and, respectively, NMIC and ELICW whereby all of NLIC's accident and health and group life insurance business is ceded on a modified coinsurance basis. NLIC entered into the reinsurance agreements during 1996 because the accident and health and group life insurance business was unrelated to the Company's long-term savings and retirement products. Accordingly, the accident and health and group life insurance business has been accounted for as discontinued operations for all periods presented. Under modified coinsurance agreements, invested assets are retained by the ceding company and investment earnings are paid to the reinsurer. Under the terms of the Company's agreements, the investment risk associated with changes in interest rates is borne by ELICW or NMIC, as the case may be. Risk of asset default is retained by the Company, although a fee is paid by ELICW or NMIC, as the case may be, to the Company for the Company's retention of such risk. The agreements will remain in force until all policy obligations are settled. However, with respect to the agreement between NLIC and NMIC, either party may terminate the contract on January 1 of any year with prior notice. The ceding of risk does not discharge the original insurer from its primary obligation to the policyholder. The Company believes that the terms of the modified coinsurance agreements are consistent in all material respects with what the Company could have obtained with unaffiliated parties. Amounts ceded to NMIC and ELICW for the years ended December 31, 1997 and 1996 were:


                                                                   1997                          1996
                                                        ----------------------------  ----------------------------
             (in millions of dollars)                       NMIC          ELICW           NMIC          ELICW
                                                        -------------- -------------  ----------------------------
             Premiums                                       $ 91.4         $199.8         $ 97.3        $224.2
             Net investment income and other revenue        $ 10.7         $ 13.4         $ 10.9        $ 14.8
             Benefits, claims and other expenses            $100.7         $225.9         $100.5        $246.6


         The Company and various affiliates entered into agreements with Nationwide Cash Management Company (NCMC), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC were $211.0 million and $4.8 million as of December 31, 1997 and 1996, respectively, and are included in short-term investments on the accompanying consolidated balance sheets.

         On March 1, 1995, Nationwide Corp. contributed all of the outstanding shares of common stock of Farmland Life Insurance Company (Farmland) to NLIC. Farmland merged into WCLIC effective June 30, 1995. The contribution resulted in a direct increase to consolidated shareholder's equity of $46.9 million. As discussed in note 15, WCLIC is accounted for as discontinued operations.

         Certain annuity products are sold through three affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the three years ended December 31, 1997 were $66.1 million, $76.9 million and $57.3 million, respectively.

(12)     BANK LINES OF CREDIT

         In August 1996, NLIC, along with NMIC, entered into a $600.0 million revolving credit facility which provides for a $600.0 million loan over a five year term on a fully revolving basis with a group of national financial institutions. The credit facility provides for several and not joint liability with respect to any amount drawn by either NLIC or NMIC. NLIC and NMIC pay facility and usage fees to the financial institutions to maintain the revolving credit facility. All previously existing line of credit agreements were canceled. In September 1997, the credit agreement was amended to include NFS as a party to and borrower under the agreement.

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(13)     CONTINGENCIES

         The Company is a defendant in various lawsuits. In the opinion of management, the effects, if any, of such lawsuits are not expected to be material to the Company's financial position or results of operations.

(14)     SEGMENT INFORMATION

         The Company has three product segments: Variable Annuities, Fixed Annuities and Life Insurance. The Variable Annuities segment consists of annuity contracts that provide the customer with the opportunity to invest in mutual funds managed by the Company and independent investment managers, with the investment returns accumulating on a tax-deferred basis. The Fixed Annuities segment consists of annuity contracts that generate a return for the customer at a specified interest rate, fixed for a prescribed period, with returns accumulating on a tax-deferred basis. The Fixed Annuities segment also includes the fixed option under the Company's variable annuity contracts. The Life Insurance segment consists of insurance products that provide a death benefit and may also allow the customer to build cash value on a tax-deferred basis. In addition, the Company reports corporate expenses and investments, and the related investment income supporting capital not specifically allocated to its product segments in a Corporate and Other segment. In addition, all realized gains and losses and investment management fees and other revenue earned from mutual funds, other than the portion allocated to the variable annuities and life insurance segments, are reported in the Corporate and Other segment.

         The following table summarizes revenues and income from continuing operations before federal income tax expense for the years ended December 31, 1997, 1996 and 1995 and assets as of December 31, 1997, 1996 and 1995, by segment.

              (in millions of dollars)                                         1997               1996             1995
                                                                           -------------      ------------     ------------
              Revenues:
                  Variable Annuities                                         $    404.0        $    284.6       $    189.1
                  Fixed Annuities                                               1,141.4           1,092.6          1,052.0
                  Life Insurance                                                  473.1             435.6            409.1
                  Corporate and Other                                             198.9             180.1            148.5
                                                                            -----------        ----------       ----------
                                                                             $  2,217.4        $  1,992.9       $  1,798.7
                                                                            ===========        ==========       ==========

              Income from continuing operations before federal income tax expense:
                  Variable Annuities                                         $    150.9        $     90.3       $     50.8
                  Fixed Annuities                                                 169.5             135.4            137.0
                  Life Insurance                                                   70.9              67.2             67.6
                  Corporate and Other                                              38.6              22.6             32.2
                                                                            -----------        ----------       ----------
                                                                             $    429.9        $    315.5       $    287.6
                                                                            ===========        ==========       ==========

              Assets:
                  Variable Annuities                                         $ 35,278.7        $ 25,069.7       $ 17,333.0
                  Fixed Annuities                                              14,436.3          13,994.7         13,250.4
                  Life Insurance                                                3,901.4           3,353.3          3,027.4
                  Corporate and Other                                           6,174.3           5,348.6          4,896.8
                                                                            -----------        ----------       ----------
                                                                             $ 59,790.7        $ 47,766.3       $ 38,507.6
                                                                            ===========        ==========       ==========

               NATIONWIDE LIFE INSURANCE COMPANY AND SUBSIDIARIES
       (a wholly owned subsidiary of Nationwide Financial Services, Inc.)

              Notes to Consolidated Financial Statements, Continued


(15)     DISCONTINUED OPERATIONS

         As discussed in note 1, NFS is a holding company for NLIC and certain other companies within the Nationwide Insurance Enterprise that offer or distribute long-term savings and retirement products. Prior to the contribution by Nationwide Corp. of the outstanding common stock of NLIC to NFS, NLIC effected certain transactions with respect to certain subsidiaries and lines of business that were unrelated to long-term savings and retirement products.

         On September 24, 1996, NLIC's Board of Directors declared a dividend payable to Nationwide Corp. on January 1, 1997 consisting of the outstanding shares of common stock of three subsidiaries: ELICW, NCC and WCLIC. ELICW writes group accident and health and group life insurance business and maintains it offices in Wausau, Wisconsin. NCC is a property and casualty company with offices in Scottsdale, Arizona that serves as a fronting company for a property and casualty subsidiary of NMIC. WCLIC writes high dollar term life insurance policies and is located in San Francisco, California. ELICW, NCC and WCLIC have been accounted for as discontinued operations in the accompanying consolidated financial statements through December 31, 1996. The Company did not recognize any gain or loss on the disposal of these subsidiaries.

         Also, during 1996, NLIC entered into two reinsurance agreements whereby all of NLIC's accident and health and group life insurance business was ceded to ELICW and NMIC, effective January 1, 1996. See note 11 for a complete discussion of the reinsurance agreements. The Company has discontinued its accident and health and group life insurance business and in connection therewith has entered into reinsurance agreements to cede all existing and any future writings to other affiliated companies. NLIC's accident and health and group life insurance business is accounted for as discontinued operations for all periods presented. The Company did not recognize any gain or loss on the disposal of the accident and health and group life insurance business. The assets, liabilities, results of operations and activities of discontinued operations are distinguished physically, operationally and for financial reporting purposes from the remaining assets, liabilities, results of operations and activities of the Company.

         A summary of the results of operations of discontinued operations for the years ended December 31, 1997, 1996 and 1995 is as follows:


             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- ------------

             Revenues                                                             $    -         $   668.9     $   776.9
             Net income                                                           $    -         $    11.3     $    24.7

         A summary of the assets and liabilities of discontinued operations as of December 31, 1997, 1996 and 1995 is as follows:

             (in millions of dollars)                                               1997           1996          1995
                                                                                -------------- ------------- -------------

             Assets, consisting primarily of investments                            $247.3        $3,288.5      $3,206.7
             Liabilities, consisting primarily of policy benefits and claims        $247.3        $2,802.8      $2,700.0

                           PART II - OTHER INFORMATION

                       CONTENTS OF REGISTRATION STATEMENT

This Post-Effective Amendment No. 11 to Form S-7 Registration Statement comprises the following papers and documents:


The facing sheet,

Cross-reference to items required by Form N-8B-2,


The prospectus consisting of 99 pages,


Representations and Undertakings,

Accountants' Consent

The Signatures,

The following exhibits required by Forms N-8B-2 and S-7:



1,  Power of Attorney dated April 1, 1998                  Attached hereto.
                                        ----

2,  Resolution of the Depositor's Board of Directors       Included with the Registration Statement on Form N-8B-2 for
    authorizing the establishment of the Registrant,       the Nationwide VLI Separate Account-3 (File No,
    adopted                                                811-6140), and hereby incorporated herein by reference.


3,  Distribution Contracts                                 Included with the Registration Statement on
                                                           Form N-8B-2 for the Nationwide VLI Separate Account-3 (File No,
                                                           811-6140), and hereby incorporated herein by reference.

4,  Form of Security                                       Included with the Registration Statement on Form S-6
                                                           for the Nationwide VLI Separate Account-3 (File No, 33-44296), and
                                                           hereby incorporated herein by reference.

5,  Articles of Incorporation of Depositor                 Included with the  Registration  Statement on Form N-8B-2 for the Nationwide VLI Separate  Account-3  (File No,  811-6140),
                                                           and hereby incorporated herein by reference.

6,  Application form of Security                           Included with the Registration  Statement on Form S-6 for the
                                                           Nationwide VLI Separate  Account-3 (File No,  33-44296),  and
                                                           hereby incorporated herein by reference.

7,  Opinion of Counsel
                                                           Included with the Registration Statement on Form S-6 for the
                                                           Nationwide VLI Separate Account-3 (File No, 33-44296), and hereby incorporated herein by reference.

REPRESENTATIONS AND UNDERTAKINGS

The Registrant and the Company hereby make the following representations and undertakings:

(a) This filing is made pursuant to Rules 6c-3 and 6e-3(T) under the Investment Company Act of 1940 (the "Act"), The Registrant and the Company elect to be governed by Rule 6e-3(T)(13)(i)(A) under the Act with respect to the Policies described in the prospectus, The Policies have been designed in such a way as to qualify for the exemptive relief from various provisions of the Act afforded by Rule 6e-3(T),

(b) Paragraph (b) (13) (iii) (F) of Rule 6e-3(T) is being relied on for the deduction of the mortality and expense risk charges ("risk charges") assumed by the Company under the Policies, The Company represents that the risk charges are within the range of industry practice for comparable policies and reasonable in relation to all of the risks assumed by the issuer under the Policies, Actuarial memoranda demonstrating the reasonableness of these charges are maintained by the Company, and will be made available to the Securities and Exchange Commission (the "Commission") on request,

(c) The Company has concluded that there is a reasonable likelihood that the distribution financing arrangement of the separate account will benefit the separate account and the contractholders and will keep and make available to the Commission on request a memorandum setting forth the basis for this representation,

(d) The Company represents that the separate account will invest only in management investment companies which have undertaken to have a board of directors, a majority of whom are not interested persons of the Company, formulate and approve any plan under Rule 12b-1 to finance distribution expenses,

(e) Subject to the terms and conditions of Section 15(d) of the Securities Exchange Act of 1934, the Registrant hereby undertakes to file with the Commission such supplementary and periodic information, documents, and reports as may be prescribed by any rule or regulation of the Commission heretofore or hereafter duly adopted pursuant to authority conferred in that section,

(f) The Company represents that the fees and charges deducted under the Policy in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                         INDEPENDENT AUDITORS' CONSENT





The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account - 3:



We consent to the use of our reports included herein and to the reference to our firm under the heading "Experts" in the prospectus.






                                                         KPMG Peat Marwick LLP


Columbus, Ohio

April 29, 1998

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, the Registrant, NATIONWIDE VLI SEPARATE ACCOUNT-3, certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Post-Effective Amendment No. 11 and has duly caused this Post-Effective Amendment No. 11 to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, all in the City of Columbus, and State of Ohio, on this 29th day of April, 1998.

                                                                              NATIONWIDE VLI SEPARATE ACCOUNT-3
                                                                              ---------------------------------
                                                                                         (Registrant)
                                                                              NATIONWIDE LIFE INSURANCE COMPANY

                                                                              ---------------------------------
Attest:                                                                                     (Sponsor)

W. SIDNEY DRUEN                                                      By:               JOSEPH P. RATH
---------------                                                          ---------------------------------------
W. Sidney Druen                                                                         Joseph P. Rath
Assistant Secretary                                                      Vice President-Product and Market Compliance



Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No.11 has been signed below by the following persons in the capacities indicated on the 29th day of April, 1998.


              SIGNATURE                                               TITLE

LEWIS J. ALPHIN                                                    Director
-------------------------------------------------
Lewis J. Alphin


A. I. BELL                                                         Director
-------------------------------------------------
A. I. Bell


KEITH W. ECKEL                                                     Director
-------------------------------------------------
Keith W. Eckel

WILLARD J. ENGEL                                                   Director
-------------------------------------------------
Willard J. Engel

FRED C. FINNEY                                                     Director
-------------------------------------------------
Fred C. Finney

CHARLES L. FUELLGRAF, JR.                                          Director
-------------------------------------------------
Charles L. Fuellgraf, Jr.

JOSEPH J. GASPER                                                 President and Chief
-------------------------------------------------
Joseph J. Gasper                                           Operating Office and Director

DIMON R. McFERSON                                        Chairman and Chief Executive Officer
-------------------------------------------------
Dimon R. McFerson                                Nationwide Insurance Enterprise and Director


DAVID O. MILLER                                       Chairman of the Board and Director
-------------------------------------------------
David O. Miller

YVONNE L. MONTGOMERY                                               Director
-------------------------------------------------
Yvonne L. Montgomery
--------------------


C. RAY NOECKER                                                     Director
-------------------------------------------------
C. Ray Noecker

ROBERT A. OAKLEY                                           Executive Vice President-
-------------------------------------------------
Robert A. Oakley                                            Chief Financial Officer

JAMES F. PATTERSON                                                 Director                      By/s/JOSEPH P. RATH
-------------------------------------------------                                          ----------------------------
James F. Patterson                                                                                 Joseph P. Rath
                                                                                                  Attorney-in-Fact
ARDEN L. SHISLER                                                  Director
-------------------------------------------------
Arden L. Shisler

ROBERT L. STEWART                                                  Director
-------------------------------------------------
Robert L. Stewart

NANCY C. THOMAS                                                    Director
-------------------------------------------------
Nancy C. Thomas

HAROLD W. WEIHL                                                    Director
-------------------------------------------------
Harold W. Weihl
